UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—June 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Tax-Managed Balanced Fund Admiral™ Shares - VTMFX

Vanguard Tax-Managed Capital Appreciation Fund Admiral™ Shares - VTCLX

Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares - VTCIX

Vanguard Tax-Managed Small-Cap Fund Admiral™ Shares - VTMSX

Vanguard Tax-Managed Small-Cap Fund Institutional Shares - VTSIX

Vanguard Tax-Managed Balanced Fund
Admiral™ Shares (VTMFX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Tax-Managed Balanced Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$9,787
Number of Portfolio Holdings	3,843
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	0.7%
Consumer Discretionary	6.7%
Consumer Staples	1.9%
Energy	1.7%
Financials	4.9%
Health Care	5.2%
Industrials	5.8%
Real Estate	1.0%
Technology	17.1%
Telecommunications	0.9%
Utilities	1.1%
Tax-Exempt Municipal Bonds	52.7%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR103

Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares (VTCLX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$21,606
Number of Portfolio Holdings	1,014
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.7%
Consumer Discretionary	14.2%
Consumer Staples	4.3%
Energy	3.8%
Financials	10.4%
Health Care	10.9%
Industrials	11.9%
Real Estate	2.3%
Technology	36.1%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5102

Vanguard Tax-Managed Capital Appreciation Fund
Institutional Shares (VTCIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$21,606
Number of Portfolio Holdings	1,014
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.7%
Consumer Discretionary	14.2%
Consumer Staples	4.3%
Energy	3.8%
Financials	10.4%
Health Care	10.9%
Industrials	11.9%
Real Estate	2.3%
Technology	36.1%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR135

Vanguard Tax-Managed Small-Cap Fund
Admiral™ Shares (VTMSX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$8,803
Number of Portfolio Holdings	606
Portfolio Turnover Rate	6%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Communication Services	2.8%
Consumer Discretionary	14.2%
Consumer Staples	3.4%
Energy	5.2%
Financials	18.1%
Health Care	10.4%
Industrials	17.3%
Information Technology	12.8%
Materials	5.7%
Real Estate	7.1%
Utilities	2.0%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR116

Vanguard Tax-Managed Small-Cap Fund
Institutional Shares (VTSIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$8,803
Number of Portfolio Holdings	606
Portfolio Turnover Rate	6%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Communication Services	2.8%
Consumer Discretionary	14.2%
Consumer Staples	3.4%
Energy	5.2%
Financials	18.1%
Health Care	10.4%
Industrials	17.3%
Information Technology	12.8%
Materials	5.7%
Real Estate	7.1%
Utilities	2.0%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR118

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2024
Vanguard Tax-Managed Funds®
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

Contents
Tax-Managed Balanced Fund	1
Tax-Managed Capital Appreciation Fund	70
Tax-Managed Small-Cap Fund	94

Tax-Managed Balanced Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (47.0%)
Basic Materials (0.7%)
	Linde plc	48,859	21,440
	Freeport-McMoRan Inc.	141,391	6,872
	Ecolab Inc.	21,275	5,063
	Air Products and Chemicals Inc.	18,500	4,774
	Nucor Corp.	23,200	3,667
	Element Solutions Inc.	120,371	3,265
	Alcoa Corp.	70,034	2,786
	Celanese Corp. Class A	15,842	2,137
	Newmont Corp.	50,141	2,099
	SSR Mining Inc.	452,119	2,039
	Reliance Inc.	6,900	1,971
	Westlake Corp.	11,056	1,601
*	MP Materials Corp.	121,163	1,542
	Fastenal Co.	21,246	1,335
	CF Industries Holdings Inc.	16,859	1,250
	Avery Dennison Corp.	5,500	1,203
	Albemarle Corp.	10,400	993
*	Valvoline Inc.	17,015	735
	United States Steel Corp.	18,000	680
	Ashland Inc.	6,198	586
	LyondellBasell Industries NV Class A	5,638	539
	Steel Dynamics Inc.	4,100	531
	FMC Corp.	9,098	524
	Mosaic Co.	18,068	522
	Eastman Chemical Co.	5,040	494
	Royal Gold Inc.	3,900	488
	Timken Co.	5,841	468
	Scotts Miracle-Gro Co.	4,442	289
	NewMarket Corp.	390	201
			70,094
Consumer Discretionary (6.7%)
*	Amazon.com Inc.	873,196	168,745
*	Tesla Inc.	227,809	45,079
	Costco Wholesale Corp.	47,508	40,381
	Home Depot Inc.	103,869	35,756
*	Netflix Inc.	47,459	32,029
	Walmart Inc.	423,199	28,655
	Lowe's Cos. Inc.	75,512	16,647
	McDonald's Corp.	62,436	15,911
	Booking Holdings Inc.	3,778	14,967
*	Uber Technologies Inc.	178,112	12,945
	Walt Disney Co.	121,466	12,060
	TJX Cos. Inc.	106,628	11,740
*	Chipotle Mexican Grill Inc. Class A	168,600	10,563
	NIKE Inc. Class B	116,812	8,804
*	O'Reilly Automotive Inc.	8,103	8,557
	Starbucks Corp.	107,870	8,398
	General Motors Co.	180,235	8,374
*	Copart Inc.	141,652	7,672
	Marriott International Inc. Class A	28,015	6,773
	Hilton Worldwide Holdings Inc.	30,445	6,643
*	AutoZone Inc.	2,094	6,207
	Target Corp.	41,325	6,118
	Lennar Corp. Class A	39,160	5,869
	DR Horton Inc.	37,302	5,257
	Ross Stores Inc.	35,144	5,107
*	Lululemon Athletica Inc.	15,881	4,744
*	Airbnb Inc. Class A	28,987	4,395
*	NVR Inc.	569	4,318

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Delta Air Lines Inc.	89,337	4,238
	Yum! Brands Inc.	31,728	4,203
	eBay Inc.	70,736	3,800
*	Deckers Outdoor Corp.	3,623	3,507
	Tractor Supply Co.	12,514	3,379
*	Live Nation Entertainment Inc.	35,096	3,290
	Electronic Arts Inc.	23,473	3,270
	Dollar General Corp.	21,792	2,882
	PulteGroup Inc.	25,300	2,785
	Toll Brothers Inc.	22,801	2,626
*	AutoNation Inc.	16,312	2,600
*	Dollar Tree Inc.	24,352	2,600
*	MGM Resorts International	57,046	2,535
*	Trade Desk Inc. Class A	23,953	2,339
*	Ulta Beauty Inc.	5,996	2,314
	Domino's Pizza Inc.	4,261	2,200
	Williams-Sonoma Inc.	7,089	2,002
*	Skechers USA Inc. Class A	28,459	1,967
*	Royal Caribbean Cruises Ltd.	11,931	1,902
	Estee Lauder Cos. Inc. Class A	17,690	1,882
	Ford Motor Co.	150,000	1,881
	Dick's Sporting Goods Inc.	8,512	1,829
*	United Airlines Holdings Inc.	37,444	1,822
*	Expedia Group Inc.	14,301	1,802
	Tempur Sealy International Inc.	37,140	1,758
*	Capri Holdings Ltd.	53,000	1,753
	News Corp. Class A	62,267	1,717
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,564
	Paramount Global Class A	83,913	1,542
	LKQ Corp.	36,460	1,516
*	Carnival Corp.	80,800	1,513
*	Take-Two Interactive Software Inc.	9,669	1,503
	Service Corp. International	19,880	1,414
*	Floor & Decor Holdings Inc. Class A	13,773	1,369
	Best Buy Co. Inc.	15,931	1,343
	Gentex Corp.	39,660	1,337
*	Petco Health & Wellness Co. Inc. Class A	353,327	1,336
*	Bright Horizons Family Solutions Inc.	11,722	1,290
*	Burlington Stores Inc.	5,298	1,271
*	Grand Canyon Education Inc.	8,837	1,236
	U-Haul Holding Co. (XNYS)	20,513	1,231
	Southwest Airlines Co.	42,498	1,216
*	CarMax Inc.	16,457	1,207
	Rollins Inc.	23,442	1,144
*	Rivian Automotive Inc. Class A	82,983	1,114
	PVH Corp.	10,390	1,100
	Thor Industries Inc.	11,633	1,087
*	Aptiv plc	14,721	1,037
*	Spotify Technology SA	3,225	1,012
	Lear Corp.	8,336	952
*	Carvana Co. Class A	6,796	875
*	Lyft Inc. Class A	56,939	803
	Las Vegas Sands Corp.	18,100	801
	New York Times Co. Class A	15,400	789
	Lennar Corp. Class B	5,464	762
	Garmin Ltd.	3,700	603
*	Ollie's Bargain Outlet Holdings Inc.	6,100	599
*	Etsy Inc.	9,261	546
	Ralph Lauren Corp. Class A	3,073	538
	Hyatt Hotels Corp. Class A	3,344	508
*	Madison Square Garden Sports Corp.	2,448	460
	Copa Holdings SA Class A	4,762	453
	BorgWarner Inc.	13,734	443
	Wendy's Co.	24,919	423
*	GameStop Corp. Class A	16,772	414
	Aramark	12,100	412
	Wynn Resorts Ltd.	4,199	376
	Pool Corp.	1,216	374
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	357
*	Liberty Media Corp.-Liberty SiriusXM Class A	15,787	350

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Five Below Inc.	3,002	327
*	AMC Entertainment Holdings Inc. Class A	59,398	296
	Advance Auto Parts Inc.	4,451	282
*	Mattel Inc.	15,775	256
	Lithia Motors Inc. Class A	1,011	255
*	DraftKings Inc. Class A	6,161	235
	Harley-Davidson Inc.	6,470	217
*	U-Haul Holding Co.	2,887	178
*	Norwegian Cruise Line Holdings Ltd.	8,755	164
	Phinia Inc.	3,451	136
	Darden Restaurants Inc.	884	134
	Nexstar Media Group Inc. Class A	802	133
	Bath & Body Works Inc.	3,339	130
*	Liberty Media Corp.-Liberty Live Class A	3,224	121
	RB Global Inc.	1,389	106
*	Warner Bros Discovery Inc.	11,948	89
	Wyndham Hotels & Resorts Inc.	1,038	77
	Choice Hotels International Inc.	444	53
	Vail Resorts Inc.	246	44
*	Liberty Media Corp.-Liberty Live Class C	932	36
			655,086
Consumer Staples (1.9%)
	Procter & Gamble Co.	239,701	39,531
	Coca-Cola Co.	344,600	21,934
	PepsiCo Inc.	132,297	21,820
	Mondelez International Inc. Class A	148,238	9,701
	McKesson Corp.	15,695	9,167
	Kroger Co.	143,587	7,169
*	Monster Beverage Corp.	130,246	6,506
*	Post Holdings Inc.	55,842	5,817
	Colgate-Palmolive Co.	59,644	5,788
	Philip Morris International Inc.	55,594	5,633
	Constellation Brands Inc. Class A	17,884	4,601
	CVS Health Corp.	70,059	4,138
	Corteva Inc.	75,255	4,059
	Cencora Inc.	15,012	3,382
	Church & Dwight Co. Inc.	30,778	3,191
	Archer-Daniels-Midland Co.	51,496	3,113
	General Mills Inc.	48,390	3,061
	Kenvue Inc.	146,803	2,669
	Hershey Co.	14,203	2,611
	Sysco Corp.	28,922	2,065
	McCormick & Co. Inc. (Non-Voting)	24,760	1,756
	Altria Group Inc.	37,080	1,689
*	US Foods Holding Corp.	30,138	1,597
	Tyson Foods Inc. Class A	27,013	1,544
	Clorox Co.	10,000	1,365
*	Freshpet Inc.	10,261	1,328
	Casey's General Stores Inc.	3,314	1,264
	Brown-Forman Corp. Class B	28,038	1,211
*	Darling Ingredients Inc.	30,427	1,118
	J M Smucker Co.	9,651	1,052
	Lamb Weston Holdings Inc.	9,800	824
	Conagra Brands Inc.	27,800	790
*	Pilgrim's Pride Corp.	19,755	760
	Ingredion Inc.	6,341	727
	Kimberly-Clark Corp.	4,970	687
	Hormel Foods Corp.	22,456	685
	WK Kellogg Co.	38,526	634
	Spectrum Brands Holdings Inc.	7,191	618
	Molson Coors Beverage Co. Class B	10,900	554
	Keurig Dr Pepper Inc.	16,512	551
*	Performance Food Group Co.	6,632	438
	Campbell Soup Co.	7,400	334
	Kraft Heinz Co.	8,459	273
	Walgreens Boots Alliance Inc.	1,118	14
			187,769
Energy (1.7%)
	Exxon Mobil Corp.	370,334	42,633

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Chevron Corp.	135,343	21,170
	ConocoPhillips	108,509	12,411
	Marathon Petroleum Corp.	48,458	8,407
	Devon Energy Corp.	141,993	6,731
	Marathon Oil Corp.	225,300	6,459
	Diamondback Energy Inc.	29,914	5,989
	Schlumberger NV	125,756	5,933
	Occidental Petroleum Corp.	88,691	5,590
	Cheniere Energy Inc.	31,747	5,550
	EOG Resources Inc.	41,056	5,168
	Valero Energy Corp.	28,900	4,530
	Phillips 66	31,976	4,514
	Hess Corp.	27,022	3,986
	Range Resources Corp.	99,510	3,337
	Baker Hughes Co. Class A	84,847	2,984
	Halliburton Co.	87,730	2,964
*	First Solar Inc.	12,625	2,846
	Coterra Energy Inc.	101,672	2,712
	EQT Corp.	72,232	2,671
	Murphy Oil Corp.	59,729	2,463
	ChampionX Corp.	68,231	2,266
	Targa Resources Corp.	13,957	1,797
	Williams Cos. Inc.	36,405	1,547
	ONEOK Inc.	13,704	1,118
	HF Sinclair Corp.	20,892	1,114
	NOV Inc.	43,700	831
	DT Midstream Inc.	8,587	610
	APA Corp.	20,000	589
	Vitesse Energy Inc.	2,520	60
	Kinder Morgan Inc.	5	—
			168,980
Financials (4.9%)
*	Berkshire Hathaway Inc. Class B	178,962	72,802
	JPMorgan Chase & Co.	294,849	59,636
	Bank of America Corp.	797,988	31,736
	Wells Fargo & Co.	366,221	21,750
	S&P Global Inc.	38,135	17,008
	Goldman Sachs Group Inc.	31,593	14,290
	Morgan Stanley	142,641	13,863
	Progressive Corp.	64,645	13,427
*	Arch Capital Group Ltd.	118,526	11,958
	Marsh & McLennan Cos. Inc.	49,821	10,498
	Chubb Ltd.	39,599	10,101
	Charles Schwab Corp.	122,499	9,027
	Citigroup Inc.	137,658	8,736
	BlackRock Inc.	10,567	8,320
	Aon plc Class A	27,728	8,140
	Moody's Corp.	16,498	6,944
	Intercontinental Exchange Inc.	50,126	6,862
*	Coinbase Global Inc. Class A	24,800	5,511
	Aflac Inc.	57,474	5,133
	KKR & Co. Inc.	45,775	4,817
	First Citizens BancShares Inc. Class A	2,775	4,672
	Apollo Global Management Inc.	39,215	4,630
	Allstate Corp.	28,624	4,570
	CME Group Inc.	22,295	4,383
	Ameriprise Financial Inc.	9,883	4,222
	PNC Financial Services Group Inc.	27,100	4,213
	Travelers Cos. Inc.	20,181	4,104
	Webster Financial Corp.	93,804	4,089
	Pinnacle Financial Partners Inc.	50,851	4,070
	MSCI Inc. Class A	8,302	3,999
	Truist Financial Corp.	101,954	3,961
	American International Group Inc.	52,675	3,911
	MetLife Inc.	50,516	3,546
	Assured Guaranty Ltd.	43,927	3,389
*	Markel Group Inc.	2,120	3,340
	Hartford Financial Services Group Inc.	31,450	3,162
	Discover Financial Services	23,912	3,128

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Willis Towers Watson plc	11,000	2,884
	Arthur J Gallagher & Co.	10,997	2,852
	Brown & Brown Inc.	28,718	2,568
	Reinsurance Group of America Inc.	11,595	2,380
*	Brighthouse Financial Inc.	52,982	2,296
	W R Berkley Corp.	28,873	2,269
	Bank of New York Mellon Corp.	37,001	2,216
	White Mountains Insurance Group Ltd.	1,198	2,177
	Raymond James Financial Inc.	17,151	2,120
	Fifth Third Bancorp	55,196	2,014
	Broadridge Financial Solutions Inc.	10,218	2,013
	Wintrust Financial Corp.	19,700	1,942
*	Robinhood Markets Inc. Class A	79,463	1,805
	East West Bancorp Inc.	23,858	1,747
	FactSet Research Systems Inc.	4,244	1,733
	US Bancorp	43,300	1,719
	RenaissanceRe Holdings Ltd.	7,451	1,665
	Voya Financial Inc.	22,512	1,602
	Zions Bancorp NA	33,982	1,474
	Nasdaq Inc.	24,069	1,450
	Regions Financial Corp.	66,902	1,341
	Cboe Global Markets Inc.	7,696	1,309
	Globe Life Inc.	15,679	1,290
	Jefferies Financial Group Inc.	25,339	1,261
	Ally Financial Inc.	30,516	1,211
	Assurant Inc.	7,101	1,181
	Popular Inc.	12,967	1,147
	LPL Financial Holdings Inc.	4,000	1,117
*	Credit Acceptance Corp.	2,161	1,112
	State Street Corp.	14,788	1,094
	Everest Group Ltd.	2,700	1,029
	MGIC Investment Corp.	45,667	984
	Hanover Insurance Group Inc.	6,939	870
	Western Alliance Bancorp	13,750	864
	Cincinnati Financial Corp.	7,091	837
	KeyCorp	57,018	810
	Commerce Bancshares Inc.	14,286	797
	Tradeweb Markets Inc. Class A	7,100	753
	Lincoln National Corp.	21,914	682
	Prudential Financial Inc.	5,612	658
	SEI Investments Co.	9,913	641
	Equitable Holdings Inc.	14,088	576
	T. Rowe Price Group Inc.	4,874	562
	Morningstar Inc.	1,882	557
	Huntington Bancshares Inc.	41,653	549
	Interactive Brokers Group Inc. Class A	4,420	542
	Primerica Inc.	2,200	520
*	Upstart Holdings Inc.	20,900	493
	Unum Group	9,127	466
	Synovus Financial Corp.	10,314	415
	BOK Financial Corp.	4,048	371
	SLM Corp.	17,179	357
	Erie Indemnity Co. Class A	872	316
	Bank OZK	6,200	254
	Ares Management Corp. Class A	1,623	216
	OneMain Holdings Inc.	4,339	210
	Citizens Financial Group Inc.	5,800	209
	Blue Owl Capital Inc. Class A	11,085	197
	Fidelity National Financial Inc.	3,318	164
	Franklin Resources Inc.	1,525	34
	Affiliated Managers Group Inc.	184	29
	First Horizon Corp.	1,405	22
			476,921
Health Care (5.2%)
	Eli Lilly & Co.	84,163	76,200
	UnitedHealth Group Inc.	91,396	46,544
	Merck & Co. Inc.	240,113	29,726
	AbbVie Inc.	152,730	26,196
	Johnson & Johnson	171,888	25,123

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Thermo Fisher Scientific Inc.	40,487	22,389
*	Intuitive Surgical Inc.	38,465	17,111
	Abbott Laboratories	164,142	17,056
	Amgen Inc.	53,330	16,663
	Danaher Corp.	65,315	16,319
*	Vertex Pharmaceuticals Inc.	27,730	12,998
	Elevance Health Inc.	23,239	12,592
	Cigna Group	37,283	12,325
*	Regeneron Pharmaceuticals Inc.	11,003	11,564
*	Boston Scientific Corp.	144,841	11,154
	Stryker Corp.	30,849	10,496
	Zoetis Inc. Class A	52,768	9,148
	HCA Healthcare Inc.	27,941	8,977
*	Edwards Lifesciences Corp.	65,256	6,028
*	IDEXX Laboratories Inc.	12,149	5,919
	Humana Inc.	13,448	5,025
*	IQVIA Holdings Inc.	23,471	4,963
	Pfizer Inc.	167,084	4,675
	Gilead Sciences Inc.	58,702	4,028
*	Biogen Inc.	17,089	3,962
	Agilent Technologies Inc.	29,707	3,851
*	Dexcom Inc.	32,216	3,653
	Labcorp Holdings Inc.	15,797	3,215
	West Pharmaceutical Services Inc.	9,702	3,196
*	Moderna Inc.	24,203	2,874
*	Novocure Ltd.	163,159	2,795
	GE HealthCare Technologies Inc.	34,816	2,713
*	DaVita Inc.	18,873	2,615
	Becton Dickinson & Co.	11,176	2,612
*	Elanco Animal Health Inc.	175,845	2,537
*	Sarepta Therapeutics Inc.	15,123	2,389
*	Acadia Healthcare Co. Inc.	33,932	2,292
	ResMed Inc.	11,913	2,280
*	Tenet Healthcare Corp.	16,964	2,257
*	Hologic Inc.	29,853	2,217
*	Exact Sciences Corp.	50,683	2,141
*	Align Technology Inc.	8,696	2,099
*	Molina Healthcare Inc.	7,010	2,084
*	Alnylam Pharmaceuticals Inc.	8,520	2,070
*	Neurocrine Biosciences Inc.	14,361	1,977
*	Centene Corp.	29,674	1,967
	Cooper Cos. Inc.	20,544	1,794
*	United Therapeutics Corp.	5,594	1,782
	Quest Diagnostics Inc.	12,819	1,755
*	Charles River Laboratories International Inc.	8,059	1,665
*	Veeva Systems Inc. Class A	8,933	1,635
	Bristol-Myers Squibb Co.	36,160	1,502
	Universal Health Services Inc. Class B	7,717	1,427
	Revvity Inc.	13,223	1,387
*	agilon health Inc.	211,889	1,386
	Bio-Techne Corp.	19,204	1,376
	Zimmer Biomet Holdings Inc.	10,770	1,169
*	Ionis Pharmaceuticals Inc.	20,820	992
*	Azenta Inc.	18,821	990
	STERIS plc	4,045	888
*	QIAGEN NV	20,482	842
	Cardinal Health Inc.	8,345	820
*	Natera Inc.	7,188	778
*	10X Genomics Inc. Class A	39,394	766
*	Penumbra Inc.	4,163	749
*	Catalent Inc.	13,276	747
*	Bio-Rad Laboratories Inc. Class A	2,729	745
*	BioMarin Pharmaceutical Inc.	8,876	731
*	Insulet Corp.	3,622	731
	Chemed Corp.	1,305	708
*	Illumina Inc.	5,800	605
	Organon & Co.	27,435	568
*	Enovis Corp.	12,356	559
*	Exelixis Inc.	20,965	471
*	Masimo Corp.	3,140	395

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Viatris Inc.	36,014	383
*	Globus Medical Inc. Class A	5,561	381
*	Apellis Pharmaceuticals Inc.	9,521	365
*	Tandem Diabetes Care Inc.	7,457	300
	Encompass Health Corp.	3,143	270
*	Fortrea Holdings Inc.	11,513	269
	DENTSPLY SIRONA Inc.	9,088	226
	Baxter International Inc.	6,700	224
*	Solventum Corp.	4,225	223
	Teleflex Inc.	1,039	219
*	Avantor Inc.	10,252	217
*	Sotera Health Co.	17,800	211
*	ICON plc	574	180
*	Amedisys Inc.	1,487	137
*	Envista Holdings Corp.	6,885	115
	Bruker Corp.	1,507	96
*	GRAIL Inc.	967	15
			504,809
Industrials (5.8%)
	Visa Inc. Class A	162,685	42,700
	Mastercard Inc. Class A	86,386	38,110
	Accenture plc Class A	58,776	17,833
	General Electric Co.	105,976	16,847
	Caterpillar Inc.	46,357	15,441
	Honeywell International Inc.	69,899	14,926
	American Express Co.	63,207	14,636
	Union Pacific Corp.	62,812	14,212
	Deere & Co.	32,002	11,957
	RTX Corp.	111,761	11,220
	Eaton Corp. plc	32,455	10,176
	Capital One Financial Corp.	72,570	10,047
	Lockheed Martin Corp.	21,492	10,039
	Sherwin-Williams Co.	29,768	8,884
*	Boeing Co.	47,786	8,698
	Howmet Aerospace Inc.	105,166	8,164
*	Fiserv Inc.	53,944	8,040
	TransDigm Group Inc.	6,285	8,030
	United Rentals Inc.	12,074	7,809
	AMETEK Inc.	46,011	7,670
	Quanta Services Inc.	30,093	7,646
	Cintas Corp.	10,685	7,482
	Automatic Data Processing Inc.	31,334	7,479
	CSX Corp.	223,570	7,478
	United Parcel Service Inc. Class B	52,034	7,121
	Trane Technologies plc	21,310	7,009
	Vulcan Materials Co.	25,908	6,443
	Illinois Tool Works Inc.	26,377	6,250
	FedEx Corp.	19,937	5,978
	Martin Marietta Materials Inc.	11,027	5,974
	Emerson Electric Co.	48,895	5,386
	PACCAR Inc.	51,621	5,314
	Norfolk Southern Corp.	24,670	5,296
*	PayPal Holdings Inc.	90,787	5,268
	Parker-Hannifin Corp.	10,202	5,160
	Carrier Global Corp.	74,958	4,728
	Northrop Grumman Corp.	10,446	4,554
*	GE Vernova Inc.	26,494	4,544
	Ingersoll Rand Inc.	48,482	4,404
*	Mettler-Toledo International Inc.	3,121	4,362
	Eagle Materials Inc.	18,979	4,127
	Verisk Analytics Inc. Class A	14,147	3,813
	General Dynamics Corp.	13,091	3,798
	Xylem Inc.	25,125	3,408
	Old Dominion Freight Line Inc.	19,242	3,398
*	Fair Isaac Corp.	2,234	3,326
	Fortive Corp.	43,894	3,253
*	Kirby Corp.	27,000	3,233
	AECOM	35,745	3,151
	Textron Inc.	36,284	3,115

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Equifax Inc.	12,828	3,110
	L3Harris Technologies Inc.	13,517	3,036
	HEICO Corp. Class A	17,003	3,018
	Rockwell Automation Inc.	10,862	2,990
*	Keysight Technologies Inc.	21,308	2,914
	Otis Worldwide Corp.	30,224	2,909
	Global Payments Inc.	28,267	2,733
	BWX Technologies Inc.	27,902	2,651
	Berry Global Group Inc.	43,393	2,554
*	Middleby Corp.	20,834	2,554
*	Teledyne Technologies Inc.	6,518	2,529
	Lennox International Inc.	4,681	2,504
	PPG Industries Inc.	19,449	2,448
	WW Grainger Inc.	2,682	2,420
	Cummins Inc.	8,569	2,373
	ITT Inc.	18,189	2,350
	Owens Corning	13,342	2,318
*	Waters Corp.	7,833	2,272
	Jacobs Solutions Inc.	15,658	2,188
	Synchrony Financial	45,220	2,134
	IDEX Corp.	10,462	2,105
	A O Smith Corp.	25,732	2,104
	Veralto Corp.	22,040	2,104
	Nordson Corp.	8,492	1,970
	Ball Corp.	31,862	1,912
*	Axon Enterprise Inc.	6,300	1,854
*	Block Inc. Class A	27,908	1,800
	3M Co.	16,900	1,727
	Johnson Controls International plc	25,379	1,687
	TransUnion	22,383	1,660
	Crown Holdings Inc.	21,733	1,617
*	XPO Inc.	15,015	1,594
	Dover Corp.	8,810	1,590
	Masco Corp.	23,716	1,581
	Huntington Ingalls Industries Inc.	6,396	1,576
	Packaging Corp. of America	8,446	1,542
	Tetra Tech Inc.	7,440	1,521
	Valmont Industries Inc.	5,396	1,481
	Esab Corp.	15,396	1,454
	Allegion plc	12,151	1,436
	JB Hunt Transport Services Inc.	8,852	1,416
*	Trimble Inc.	24,487	1,369
	Oshkosh Corp.	12,558	1,359
	Carlisle Cos. Inc.	3,333	1,351
	AGCO Corp.	13,710	1,342
	Booz Allen Hamilton Holding Corp. Class A	8,401	1,293
*	Gates Industrial Corp. plc	81,389	1,287
	Fidelity National Information Services Inc.	16,517	1,245
*	Corpay Inc.	4,647	1,238
	Toro Co.	13,011	1,217
	Fortune Brands Innovations Inc.	18,587	1,207
	Landstar System Inc.	6,235	1,150
*	Axalta Coating Systems Ltd.	32,960	1,126
*	GXO Logistics Inc.	20,942	1,058
	Westinghouse Air Brake Technologies Corp.	6,010	950
	DuPont de Nemours Inc.	11,449	922
	RPM International Inc.	8,489	914
*	Zebra Technologies Corp. Class A	2,910	899
	Donaldson Co. Inc.	12,229	875
	Sealed Air Corp.	24,886	866
*	Affirm Holdings Inc. Class A	27,352	826
	Dow Inc.	15,461	820
	Silgan Holdings Inc.	18,967	803
	nVent Electric plc	10,087	773
	Pentair plc	10,087	773
	Armstrong World Industries Inc.	6,812	771
	WESCO International Inc.	4,845	768
	AptarGroup Inc.	5,445	767
	Air Lease Corp. Class A	15,591	741
	Knight-Swift Transportation Holdings Inc. Class A	14,300	714

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Lincoln Electric Holdings Inc.	3,765	710
	Expeditors International of Washington Inc.	5,586	697
	Woodward Inc.	3,945	688
	Advanced Drainage Systems Inc.	4,120	661
	Vontier Corp.	17,060	652
	Regal Rexnord Corp.	4,625	625
	Graco Inc.	7,412	588
	Curtiss-Wright Corp.	2,100	569
	Snap-on Inc.	2,097	548
	Flowserve Corp.	10,413	501
	CH Robinson Worldwide Inc.	5,171	456
	Graphic Packaging Holding Co.	15,800	414
	Hubbell Inc. Class B	1,100	402
	Stanley Black & Decker Inc.	4,927	394
*	WEX Inc.	1,950	345
*	FTI Consulting Inc.	1,500	323
	Robert Half Inc.	5,000	320
	Jack Henry & Associates Inc.	1,832	304
*	RXO Inc.	11,342	297
*	Masterbrand Inc.	18,587	273
	Brunswick Corp.	3,628	264
	Westrock Co.	4,864	244
	HEICO Corp.	1,087	243
*	AZEK Co. Inc. Class A	5,509	232
	Littelfuse Inc.	905	231
*	Builders FirstSource Inc.	1,401	194
*	Trex Co. Inc.	2,409	179
*	Knife River Corp.	2,487	174
	ManpowerGroup Inc.	2,450	171
*	Paylocity Holding Corp.	1,300	171
	Louisiana-Pacific Corp.	2,046	168
	Sensata Technologies Holding plc	4,000	150
	MDU Resources Group Inc.	4,734	119
*	NCR Atleos Corp.	4,057	110
	Genpact Ltd.	3,249	105
*	Mohawk Industries Inc.	904	103
*	Euronet Worldwide Inc.	400	41
	Cognex Corp.	801	37
*	Atmus Filtration Technologies Inc.	511	15
*,1	GCI Liberty Inc.	25,555	—
			567,815
Real Estate (1.0%)
	Prologis Inc.	97,070	10,902
	American Tower Corp.	52,349	10,176
	Equinix Inc.	9,692	7,333
	Iron Mountain Inc.	68,339	6,125
*	CBRE Group Inc. Class A	57,849	5,155
	Healthcare Realty Trust Inc. Class A	293,961	4,845
	Public Storage	12,156	3,497
	Extra Space Storage Inc.	21,998	3,419
	Digital Realty Trust Inc.	22,270	3,386
	AvalonBay Communities Inc.	15,637	3,235
*	CoStar Group Inc.	42,915	3,182
	Welltower Inc.	29,375	3,062
	American Homes 4 Rent Class A	81,183	3,017
	Crown Castle Inc.	26,483	2,587
	SBA Communications Corp. Class A	11,919	2,340
*	Jones Lang LaSalle Inc.	11,207	2,301
*	Opendoor Technologies Inc.	1,053,612	1,939
	Host Hotels & Resorts Inc.	103,924	1,869
	Essex Property Trust Inc.	6,768	1,842
*	Howard Hughes Holdings Inc.	22,500	1,458
	Equity LifeStyle Properties Inc.	22,346	1,455
	Mid-America Apartment Communities Inc.	9,294	1,325
	SL Green Realty Corp.	22,832	1,293
	Camden Property Trust	10,700	1,167
	Medical Properties Trust Inc.	261,597	1,128
	Invitation Homes Inc.	27,059	971
	Weyerhaeuser Co.	34,146	969

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Equity Residential	13,531	938
	Lamar Advertising Co. Class A	7,472	893
*	Zillow Group Inc. Class A	17,624	794
	Ventas Inc.	14,100	723
*	Zillow Group Inc. Class C	15,191	705
	EastGroup Properties Inc.	3,900	663
	Douglas Emmett Inc.	49,446	658
	Sun Communities Inc.	3,700	445
	VICI Properties Inc. Class A	12,500	358
	Vornado Realty Trust	13,083	344
	First Industrial Realty Trust Inc.	7,000	333
	Park Hotels & Resorts Inc.	21,560	323
	Federal Realty Investment Trust	3,019	305
	NET Lease Office Properties	8,381	206
	Simon Property Group Inc.	1,310	199
	Kilroy Realty Corp.	4,900	153
	Alexandria Real Estate Equities Inc.	1,300	152
	Omega Healthcare Investors Inc.	4,245	145
	Highwoods Properties Inc.	5,071	133
	EPR Properties	3,121	131
	Brixmor Property Group Inc.	5,563	128
	JBG SMITH Properties	5,824	89
	UDR Inc.	2,100	86
			98,882
Technology (17.1%)
	Microsoft Corp.	710,082	317,371
	Apple Inc.	1,391,308	293,037
	NVIDIA Corp.	2,273,182	280,829
	Meta Platforms Inc. Class A	216,043	108,933
	Alphabet Inc. Class A	554,191	100,946
	Alphabet Inc. Class C	505,280	92,678
	Broadcom Inc.	36,674	58,881
*	Advanced Micro Devices Inc.	172,954	28,055
*	Adobe Inc.	47,924	26,624
	Oracle Corp.	163,205	23,045
	QUALCOMM Inc.	108,410	21,593
	Salesforce Inc.	83,914	21,574
	Applied Materials Inc.	90,715	21,408
	Intuit Inc.	28,645	18,826
	Micron Technology Inc.	131,310	17,271
	Texas Instruments Inc.	78,992	15,366
*	ServiceNow Inc.	18,434	14,501
	Lam Research Corp.	13,149	14,002
	International Business Machines Corp.	60,198	10,411
*	Cadence Design Systems Inc.	33,815	10,407
*	Synopsys Inc.	17,230	10,253
*	Palo Alto Networks Inc.	28,185	9,555
	Amphenol Corp. Class A	131,120	8,834
	KLA Corp.	10,117	8,342
	Roper Technologies Inc.	14,570	8,212
	Analog Devices Inc.	33,550	7,658
	Marvell Technology Inc.	81,297	5,683
*	Autodesk Inc.	22,471	5,560
	Intel Corp.	175,002	5,420
*	Palantir Technologies Inc. Class A	195,363	4,949
	HP Inc.	119,671	4,191
	Dell Technologies Inc. Class C	29,191	4,026
*	ON Semiconductor Corp.	58,609	4,018
*	Guidewire Software Inc.	29,042	4,005
*	Gartner Inc.	8,596	3,860
	Microchip Technology Inc.	40,540	3,709
*	Fortinet Inc.	60,810	3,665
*	Workday Inc. Class A	16,066	3,592
*	Western Digital Corp.	45,817	3,472
	CDW Corp.	15,357	3,437
	Vertiv Holdings Co. Class A	39,400	3,411
*	Crowdstrike Holdings Inc. Class A	7,601	2,913
	Teradyne Inc.	19,532	2,896
	Corning Inc.	68,131	2,647

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	120,529	2,552
*	GoDaddy Inc. Class A	17,857	2,495
	Cognizant Technology Solutions Corp. Class A	36,270	2,466
*	ANSYS Inc.	7,369	2,369
*	Cloudflare Inc. Class A	27,100	2,245
*	Atlassian Corp. Class A	12,259	2,168
*	Arrow Electronics Inc.	17,906	2,162
*	PTC Inc.	11,822	2,148
*	Manhattan Associates Inc.	7,597	1,874
*	Pure Storage Inc. Class A	28,105	1,805
	Monolithic Power Systems Inc.	2,144	1,762
*	VeriSign Inc.	9,253	1,645
*	Elastic NV	14,254	1,624
*	MongoDB Inc. Class A	5,863	1,465
*	Tyler Technologies Inc.	2,891	1,453
	Skyworks Solutions Inc.	13,300	1,417
*	Akamai Technologies Inc.	14,589	1,314
*	Zscaler Inc.	6,613	1,271
*	CACI International Inc. Class A	2,820	1,213
*	Qorvo Inc.	10,165	1,180
	NetApp Inc.	8,971	1,155
*	HubSpot Inc.	1,916	1,130
*	Nutanix Inc. Class A	18,189	1,034
*	AppLovin Corp. Class A	12,252	1,020
*	F5 Inc.	5,875	1,012
*	Informatica Inc. Class A	32,443	1,002
*	Pinterest Inc. Class A	22,695	1,000
	Jabil Inc.	8,300	903
	Universal Display Corp.	3,786	796
	Leidos Holdings Inc.	5,350	780
*	SentinelOne Inc. Class A	36,846	776
*	Kyndryl Holdings Inc.	28,580	752
*	DoorDash Inc. Class A	6,900	751
*	Coherent Corp.	9,800	710
*	Teradata Corp.	19,986	691
	Dolby Laboratories Inc. Class A	8,275	656
	Gen Digital Inc.	24,339	608
*	Match Group Inc.	19,384	589
	Pegasystems Inc.	9,302	563
*	EPAM Systems Inc.	2,700	508
*	Maplebear Inc.	13,414	431
	Entegris Inc.	3,165	428
*	IAC Inc.	6,481	304
*	Dynatrace Inc.	4,970	222
*	Twilio Inc. Class A	3,840	218
	TD SYNNEX Corp.	1,700	196
	Amdocs Ltd.	2,400	189
*	Confluent Inc. Class A	6,395	189
*	Dropbox Inc. Class A	8,200	184
	SS&C Technologies Holdings Inc.	2,531	159
*	Okta Inc. Class A	1,635	153
	Concentrix Corp.	1,700	108
*	NCR Voyix Corp.	8,113	100
	Paycom Software Inc.	394	56
*	IPG Photonics Corp.	621	52
*	DXC Technology Co.	2,170	41
			1,676,160
Telecommunications (0.9%)
	Cisco Systems Inc.	348,681	16,566
	T-Mobile US Inc.	78,984	13,915
	Comcast Corp. Class A	333,242	13,050
*	Arista Networks Inc.	33,504	11,742
	Verizon Communications Inc.	164,440	6,781
	AT&T Inc.	343,396	6,562
	Motorola Solutions Inc.	15,378	5,937
*	Charter Communications Inc. Class A	9,575	2,863
*	Liberty Global Ltd. Class C	109,669	1,958
*	Frontier Communications Parent Inc.	58,546	1,533
*	Liberty Broadband Corp. Class C	7,579	415

Tax-Managed Balanced Fund
				Shares	Market Value• ($000)
*	Ciena Corp.			3,586	173
*	Liberty Broadband Corp. Class A			2,647	145
					81,640
Utilities (1.1%)
	NextEra Energy Inc.			199,740	14,144
	Constellation Energy Corp.			40,963	8,204
	Southern Co.			98,422	7,635
	Waste Management Inc.			33,653	7,179
*	Clean Harbors Inc.			31,700	7,169
	DTE Energy Co.			58,745	6,521
	Duke Energy Corp.			59,772	5,991
	Consolidated Edison Inc.			58,011	5,187
	Vistra Corp.			51,991	4,470
	PG&E Corp.			251,400	4,389
	Sempra			52,458	3,990
	American Electric Power Co. Inc.			41,600	3,650
	Public Service Enterprise Group Inc.			47,759	3,520
	Republic Services Inc. Class A			16,510	3,208
	NRG Energy Inc.			32,838	2,557
	American Water Works Co. Inc.			18,062	2,333
	Exelon Corp.			65,800	2,277
	WEC Energy Group Inc.			26,464	2,076
	AES Corp.			116,949	2,055
	Xcel Energy Inc.			32,522	1,737
	Edison International			21,423	1,538
	Alliant Energy Corp.			24,227	1,233
	NiSource Inc.			42,656	1,229
	CMS Energy Corp.			20,227	1,204
	FirstEnergy Corp.			31,056	1,188
	Entergy Corp.			10,419	1,115
	Essential Utilities Inc.			24,886	929
	Ameren Corp.			9,798	697
	OGE Energy Corp.			15,986	571
	Atmos Energy Corp.			3,445	402
	UGI Corp.			15,661	359
	Eversource Energy			6,100	346
*	Sunrun Inc.			22,523	267
*	Stericycle Inc.			3,528	205
	Dominion Energy Inc.			3,608	177
	National Fuel Gas Co.			2,430	132
					109,884
Total Common Stocks (Cost $1,223,922)					4,598,040
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (52.7%)
Alabama (1.7%)
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,218
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/40	1,465	1,484
	Auburn AL GO	5.000%	8/1/38	1,000	1,107
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/31	1,125	1,186
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	2,240	2,241
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5) PUT	4.000%	10/1/26	3,285	3,287
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	4.000%	10/1/27	3,000	3,009
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/28	6,705	6,983
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/28	1,250	1,327
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	2/1/29	4,530	4,808
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/29	16,925	17,862
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/30	1,660	1,778
[2]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	12/1/30	1,285	1,389
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	6/1/32	3,610	3,953
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	9/1/32	6,845	7,438
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	5,460	5,467
[3]	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT, SIFMA Municipal Swap Index Yield + 0.350%	4.230%	12/1/26	3,750	3,698

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	7,885	7,850
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	3,845	3,868
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	2,215	2,223
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.500%	1/1/31	885	953
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.750%	11/1/31	3,145	3,456
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.250%	6/1/32	5,470	5,852
	Homewood AL Educational Building Authority Lease Revenue (Samford University)	5.500%	10/1/41	1,500	1,620
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	532
	Huntsville AL GO	5.000%	5/1/35	1,125	1,183
	Huntsville AL GO	5.000%	5/1/38	1,860	1,989
	Huntsville AL GO	5.000%	3/1/42	1,620	1,801
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	831
	Huntsville AL Health Care Authority Revenue PUT	5.000%	6/1/30	1,170	1,249
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,527
	Jefferson County AL Revenue	5.000%	10/1/31	1,000	1,100
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,034
	Jefferson County AL Revenue	5.000%	10/1/35	1,300	1,454
	Jefferson County AL Revenue	5.000%	10/1/38	1,000	1,099
	Jefferson County AL Revenue	5.250%	10/1/43	1,500	1,647
	Jefferson County AL Revenue	5.250%	10/1/44	1,000	1,094
	Jefferson County AL Revenue	5.250%	10/1/45	1,000	1,089
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,000	2,152
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	3,255	3,257
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	3.650%	1/10/25	1,000	998
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	250	250
	Montgomery AL GO	4.000%	12/1/36	400	406
	Montgomery AL GO	4.000%	12/1/39	450	453
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,543
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	5.000%	12/1/30	2,000	2,087
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	2,000	1,958
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/29	350	358
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/31	1,000	1,032
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	4/1/32	7,000	7,505
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	5/1/32	3,760	3,963
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/29	1,270	1,361
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	755	759
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/28	4,600	4,779
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/29	8,660	9,157
[2]	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 6) PUT	5.000%	6/1/30	1,615	1,705
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	548
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,123
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,004
[4]	University of South Alabama University Facilities Revenue	5.000%	11/1/34	2,265	2,338
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/28	550	547
					162,969
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,606
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/31	1,095	1,206
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/34	1,285	1,402
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/37	3,000	3,285
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center)	5.000%	9/1/31	1,345	1,366
	Municipality of Anchorage GO	4.000%	9/1/36	785	806
	North Slope Borough Alaska GO	5.000%	6/30/29	1,405	1,529
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/37	1,000	1,003
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/38	1,000	993
					13,196
Arizona (0.9%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	685
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	546
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/43	1,060	1,180
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/45	1,080	1,193
	Arizona COP ETM	5.000%	10/1/26	2,000	2,082
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	532
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	796

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/28	1,000	1,049
[2,5]	Arizona Industrial Development Authority Multifamily Housing Revenue TOB VRDO	4.920%	7/1/24	11,900	11,900
[2,5]	Arizona Industrial Development Authority Multifamily Housing Revenue (Agave House Apartments) TOB VRDO	4.920%	7/1/24	5,530	5,530
[2,5]	Arizona Industrial Development Authority Multifamily Housing Revenue (Mesa Vista Project) TOB VRDO	4.920%	7/1/24	5,600	5,600
	Arizona Industrial Development Authority Multifamily Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	1,000	1,018
[5,6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	11
[5,6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	6
[5,6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	16
[5,6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	18
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	614
[7]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,259
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,587
	Arizona State University Revenue	5.000%	7/1/40	1,000	1,064
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,662
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,003
	Chandler AZ GO	5.000%	7/1/26	2,000	2,070
	Coconino AZ County Pollution Control Corp. Revenue PUT	3.750%	3/31/26	100	99
	Gilbert AZ Water Resource Municipal Property Corp. Utility System Revenue	4.000%	7/15/42	2,505	2,531
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	1,874
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	103
	Marana AZ Pledged Excise Tax Revenue	5.000%	7/1/37	275	295
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	953
[5]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	612
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/30	1,000	1,087
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	9/1/33	830	873
[8]	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	12/1/36	3,335	3,666
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health) PUT	5.000%	5/15/26	1,000	1,024
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	825
	Maricopa County AZ Pollution Control Corp. Revenue (Verde Project) PUT	3.875%	6/1/29	55	55
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/39	1,000	820
	Mesa AZ GO	5.000%	7/1/27	2,565	2,705
[9]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,000	1,230
[9]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/43	1,250	1,527
[8]	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/44	2,000	2,216
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,339
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,004
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	1,958
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,689
[5]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/36	1,000	1,015
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	308
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	259
[5]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,595	1,561
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	1,029
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,003
[4]	Pima County AZ Unified School District GO	5.000%	7/1/26	1,200	1,240
[4]	Pima County AZ Unified School District GO	5.000%	7/1/28	1,000	1,069
[4]	Pima County AZ Unified School District GO	5.000%	7/1/37	750	852
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,125
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,595
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/39	1,370	1,443
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/43	1,000	1,100
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	914
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,500	2,582
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	671
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	1,015	1,106
					92,778
Arkansas (0.1%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,072
	El Dorado AR School District No. 15 GO	5.000%	2/1/43	1,385	1,436
	El Dorado AR School District No. 15 GO	5.000%	2/1/45	2,920	3,017

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,107
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/38	500	550
	Rogers AR Arkansas Sales Tax Revenue	4.000%	11/1/32	1,090	1,095
	Springdale AR School District No. 50 GO	3.000%	6/1/32	495	459
	University of Arkansas Revenue	5.000%	11/1/24	850	854
	University of Arkansas Revenue	5.000%	4/1/38	1,000	1,111
					11,701
California (3.7%)
[4]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,204
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	1,023
	Antelope Valley CA Community College District Election GO	0.000%	8/1/35	650	423
[8]	Bay Area Toll Authority California Bridge Revenue	5.000%	4/1/32	1,000	1,146
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,904
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	935	925
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,953
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	960	941
[3]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.300%	4.180%	4/1/27	1,000	985
[3]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.410%	4.290%	4/1/28	1,000	981
[10]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/29	1,000	826
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	3,585	3,607
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,745	3,769
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/28	7,330	7,825
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	1,385	1,460
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	8,340	8,756
	California Community Choice Financing Authority Revenue PUT	5.250%	4/1/30	8,000	8,548
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/30	3,675	4,019
	California Community Choice Financing Authority Revenue PUT	5.000%	3/1/31	5,575	5,909
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	2,810	2,815
	California Community Choice Financing Authority Revenue PUT	5.000%	4/1/32	6,000	6,408
	California Educational Facilities Authority Revenue	5.250%	10/1/34	1,000	1,102
	California GO	5.000%	10/1/24	2,000	2,008
	California GO	5.000%	3/1/26	660	667
	California GO	5.000%	10/1/26	1,000	1,040
	California GO	5.000%	4/1/27	2,000	2,100
	California GO	5.000%	4/1/27	1,000	1,050
	California GO	3.500%	8/1/27	1,515	1,527
	California GO	5.000%	10/1/27	1,000	1,060
	California GO	5.000%	4/1/28	5,125	5,471
	California GO	5.000%	4/1/28	1,000	1,067
	California GO	5.000%	10/1/28	1,000	1,077
	California GO	5.000%	4/1/29	1,000	1,087
	California GO	5.000%	9/1/29	455	471
	California GO	5.000%	11/1/29	5,000	5,492
	California GO	5.000%	9/1/30	5,000	5,562
	California GO	4.000%	8/1/31	1,675	1,688
	California GO	5.000%	4/1/32	2,500	2,705
	California GO	5.000%	10/1/32	1,875	1,881
	California GO	4.000%	8/1/33	1,520	1,532
	California GO	5.000%	8/1/33	2,865	2,951
	California GO	4.000%	9/1/33	2,000	2,016
	California GO	3.000%	10/1/34	2,725	2,551
	California GO	5.000%	3/1/35	2,000	2,205
	California GO	3.000%	10/1/35	1,815	1,685
	California GO	4.000%	3/1/36	1,000	1,038
	California GO	5.000%	4/1/36	5,000	5,400
	California GO	5.000%	9/1/36	1,000	1,030
	California GO	5.000%	9/1/39	1,250	1,442
	California GO	5.000%	9/1/41	1,000	1,137
	California GO	5.000%	10/1/42	1,500	1,600
	California GO	5.000%	9/1/43	2,500	2,801
	California GO	5.000%	9/1/43	3,000	3,378
	California GO	5.000%	9/1/44	1,500	1,687
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	5,000	5,415
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/28	1,000	1,065
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/31	2,000	2,198
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/28	1,000	1,035
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	1,005

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	895	900
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,055
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/33	3,380	3,405
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/35	541	555
	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/35	2,506	2,498
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/35	1,426	1,363
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/36	3,168	2,941
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/36	496	516
[11]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	531
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	881
	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	5.000%	10/1/26	6,560	6,801
[2,5]	California Municipal Finance Authority Multifamily Housing Revenue (Sunnyview Villa) TOB VRDO	4.850%	7/1/24	2,100	2,100
	California Municipal Finance Authority Multifamily Tax-Exempt Bonds Revenue (Terry Manor Apartments)	4.200%	8/1/40	1,000	1,008
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	989
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,138
	California State Public Works Board Lease Revenue (May Lee State Office Complex)	5.000%	4/1/42	1,000	1,132
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	1,000	1,044
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/28	1,000	1,080
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,110
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,100
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,022
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,436
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	40
[2,5]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	4.850%	7/1/24	700	700
[2,5]	California Statewide Communities Development Authority Multifamily Housing Revenue (Silvey Villas AT Homestead) TOB VRDO	4.850%	7/1/24	4,340	4,340
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	876
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	4.500%	11/1/33	500	528
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	1,000	1,083
[5]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	406
[4]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,053
[4]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	815
	Chino Valley Unified School District GO	0.000%	8/1/31	600	470
[5]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,495	1,207
[5]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	800	663
[5]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	421
[2,5]	Deutsche Bank Spears Lifers Revenue VRDO	5.050%	7/1/24	2,795	2,795
[4]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	938
	Fairfield-Suisun CA Unified School District GO	0.000%	2/1/29	2,000	1,681
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.200%	1/15/29	1,390	1,568
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,019
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	508
[10]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,876
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,160
	La Quinta CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project 2014A) Prere.	5.000%	9/1/24	1,000	1,002
[12]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,286
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,219
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,552
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,435
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,418
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,021
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,806
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,144
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,041
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,218
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	521
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,714
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,005	1,132
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,880	2,103
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,000	1,131

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,000	1,138
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,000	1,122
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,491
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,000	1,095
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,600	1,781
	Los Angeles CA Unified School District GO	5.000%	7/1/31	2,000	2,261
	Los Angeles CA Unified School District GO	5.000%	7/1/32	1,500	1,719
	Los Angeles CA Unified School District GO	5.000%	7/1/33	2,000	2,322
	Los Angeles CA Unified School District GO	5.000%	7/1/34	1,000	1,180
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,846
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	1,000	1,051
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	2,100	2,188
[7]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,060
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,103
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No.1 2015)	5.000%	9/1/31	1,130	1,150
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	703
	Napa Valley CA Community College District GO	4.000%	8/1/32	1,090	1,102
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	518
	Northern California Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/30	10,050	10,765
[12]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	958
[12]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,571
[12]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	534
	Peralta CA Community College District Election GO	5.250%	8/1/42	1,000	1,142
[4]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,370	1,424
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,273
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,245
[2,5]	River Islands Public Financing Authority CA Special Tax Bonds TOB VRDO	4.850%	7/1/24	1,050	1,050
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	1,999
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,918
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	326
[9]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,436
	Sacramento CA Municipal Utility District Electric Revenue PUT	5.000%	10/15/30	1,000	1,100
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	587
	San Diego CA Housing Authority Multi Family Housing Revenue (Sea Breeze Gardens)	4.200%	6/1/40	1,000	1,003
	San Diego CA Public Facilities Financing Authority Revenue	5.000%	5/15/39	1,925	2,189
[4]	San Diego CA Unified School District GO	5.500%	7/1/27	520	559
	San Diego CA Unified School District GO	0.000%	7/1/28	220	193
	San Diego CA Unified School District GO	0.000%	7/1/30	250	205
	San Diego CA Unified School District GO	0.000%	7/1/44	1,000	437
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	289
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	72
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	91
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	61
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	53
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	150	132
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	51
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	200	170
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	240	205
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,015
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/30	3,645	3,823
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,675
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,001
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,008
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,077
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,094
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/43	1,000	1,116
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/44	1,500	1,683
[2,5]	San Francisco CA City & County Multifamily Housing Revenue TOB VRDO	4.850%	7/1/24	1,400	1,400
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue ETM	1.000%	10/1/25	3,875	3,745
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/29	1,000	1,029
	San Mateo Foster City School District GO	3.000%	8/1/40	750	668
[10]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,047
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,036
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	552
	Sonoma County CA Junior College District GO	5.000%	8/1/41	2,000	2,054
	Southern California Public Power Authority Revenue (Clean Energy Project) PUT	5.000%	9/1/30	7,725	8,182
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,023
[7]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,002
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,070

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	941
	Union City CA Community Redevelopment Agency Successor Tax Allocation Refunding Bonds	5.000%	10/1/30	1,635	1,667
	University of California Revenue	4.000%	5/15/33	1,000	1,001
	University of California Revenue	4.000%	5/15/34	1,000	1,015
	University of California Revenue	5.000%	5/15/34	1,000	1,160
	University of California Revenue	4.000%	5/15/35	2,000	2,026
	University of California Revenue	5.000%	5/15/35	1,620	1,730
	University of California Revenue	5.000%	5/15/35	1,165	1,243
	University of California Revenue	5.000%	5/15/39	1,245	1,439
	University of California Revenue	5.000%	5/15/40	2,000	2,293
	University of California Revenue	4.000%	5/15/41	1,740	1,757
	University of California Revenue	4.000%	5/15/41	5,000	5,044
	University of California Revenue	5.000%	5/15/41	2,000	2,258
	University of California Revenue	5.000%	5/15/41	1,000	1,141
	University of California Revenue	5.000%	5/15/42	1,000	1,136
	University of California Revenue	5.000%	5/15/42	1,000	1,136
	University of California Revenue	5.000%	5/15/43	1,000	1,131
[4,11]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	863
[9]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	840
					360,137
Colorado (0.9%)
	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,466
	Adams 12 Five Star Schools CO GO	5.000%	12/15/30	1,675	1,742
	Adams County CO COP	5.000%	12/1/31	650	664
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/43	1,000	1,076
	Aurora CO Water Revenue Prere.	5.000%	8/1/26	1,645	1,708
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/43	1,500	1,716
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/43	1,000	1,003
	Colorado COP	4.000%	12/15/33	1,235	1,258
	Colorado COP	4.000%	12/15/34	1,800	1,833
	Colorado COP	6.000%	12/15/36	1,000	1,208
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	171
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	503
	Colorado Health Facilities Authority Hospital Revenue PUT	5.000%	11/15/28	1,000	1,062
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group)	5.000%	11/15/39	1,000	1,128
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/29	1,000	1,078
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,072
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,001
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	1,515	1,453
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,428
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/26	95	99
	Colorado Health Facilities Authority Revenue PUT	5.000%	11/19/26	935	964
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	12/1/39	1,000	1,116
	Colorado Health Facilities Authority Revenue (Intermountain Health)	5.000%	5/15/33	1,000	1,127
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/26	1,500	1,543
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/28	1,170	1,240
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,514
[2,5]	Colorado Housing & Finance Authority Multifamily Revenue (Windsor Court Project) TOB VRDO	5.100%	7/1/24	1,950	1,950
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	1,405	1,368
	Colorado School of Mines Institutional Enterprise Revenue	5.000%	12/1/42	4,000	4,441
[4]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/33	1,000	1,088
[4]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/34	750	816
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,207
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	807
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	401
	Denver CO City & County Airport Revenue	5.000%	11/15/40	575	640
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,722
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	407
	Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/43	1,000	988
	Denver CO City & County GO	5.000%	8/1/38	4,665	5,274
	Denver CO City & County GO	4.000%	8/1/42	2,045	2,064
	Denver CO City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,004
	Denver CO City & County School District No. 1 GO	5.000%	12/1/33	5,000	5,178
	Denver CO City & County School District No. 1 GO	5.000%	12/1/36	2,000	2,069
[9]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,653
[9]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	733
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/40	1,000	503

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/40	500	556
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,497
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,011
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,646
[4]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	850	804
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	2,240	2,745
	Regional Transportation District Colorado COP	5.000%	6/1/27	1,805	1,827
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/39	1,325	1,313
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/42	1,000	1,065
	Sterling Ranch Community Authority Board CO Supported Revenue	3.750%	12/1/40	500	444
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	487
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/40	2,500	2,679
	Weld County CO School District No. RE 002 GO	5.000%	12/1/36	2,325	2,527
					86,087
Connecticut (0.7%)
	Connecticut GO	5.000%	5/15/25	2,345	2,380
	Connecticut GO	5.000%	2/15/27	1,000	1,046
	Connecticut GO	5.000%	4/15/28	1,000	1,068
	Connecticut GO	3.000%	1/15/33	270	254
	Connecticut GO	4.000%	3/15/35	5,000	5,008
	Connecticut GO	3.000%	1/15/38	2,345	2,111
	Connecticut GO	5.000%	1/15/39	2,800	3,164
	Connecticut GO	5.000%	4/15/39	1,650	1,759
	Connecticut GO	4.000%	6/15/39	300	305
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,013
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	1,756
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,284
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/32	1,600	1,639
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	918
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/35	650	655
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/36	800	803
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/37	200	200
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	579
[8]	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven)	5.000%	7/1/32	1,000	1,121
[8]	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven) PUT	5.000%	7/1/29	1,000	1,074
	Connecticut Health & Educational Facilities Authority Revenue (Yale University)	5.000%	7/1/35	2,000	2,391
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,498
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	950	932
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	915	897
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	483
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	4.750%	7/3/24	17,150	17,150
	Connecticut Housing Finance Authority Revenue	6.000%	11/15/54	1,000	1,098
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	1,918
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/29	1,500	1,634
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,063
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/38	1,000	1,135
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	2,000	2,219
	Connecticut State Health & Educational Facilities Authority Revenue PUT	2.800%	2/3/26	1,245	1,227
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/38	680	748
[5]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/30	1,100	1,107
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,040
[7]	New Haven Connecticut GO	5.000%	8/1/28	500	528
[7]	New Haven Connecticut GO	5.000%	8/1/37	1,000	1,107
	Norwalk CT GO	4.000%	8/15/41	695	709
	University of Connecticut Revenue	5.000%	2/15/27	635	641
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,057
					69,719
Delaware (0.1%)
[5]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	2,485	2,033
	Delaware GO	5.000%	2/1/25	1,010	1,020
	Delaware GO	4.000%	5/1/42	2,500	2,545
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	621
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,068
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,314
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	617
	University of Delaware Bonds Revenue	5.000%	11/1/37	1,700	1,825
	University of Delaware Bonds Revenue	5.000%	11/1/40	500	584
					11,627

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia (0.5%)
	District of Columbia GO	5.000%	6/1/25	1,235	1,255
	District of Columbia GO	5.000%	6/1/27	1,000	1,052
	District of Columbia GO	5.000%	6/1/32	1,000	1,030
	District of Columbia GO	5.000%	6/1/34	1,320	1,366
	District of Columbia GO	5.000%	1/1/39	1,000	1,125
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,017
	District of Columbia Housing Finance Agency Multifamily Revenue	4.800%	6/1/45	260	268
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/30	1,355	1,510
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/36	1,000	1,167
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	5/1/39	1,000	1,131
	District of Columbia Income Tax Revenue (Tax-Exempt)	4.000%	5/1/40	1,760	1,783
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	7/1/40	3,000	3,335
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	3/1/44	3,000	3,182
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	1,460	1,245
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	1,013
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	1,060	1,088
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,275
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36	5,030	5,152
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	2,000	2,076
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,148
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	3.000%	10/1/27	1,000	978
[12]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	320
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,378
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	691
[7]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,915	1,112
[7]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,000	542
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,005
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,130
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/34	1,115	1,139
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/27	100	105
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/28	100	107
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/37	750	853
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/39	685	769
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/41	805	891
					45,238
Florida (2.2%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	305	299
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	602
[4]	Bay County FL School Board COP	4.000%	7/1/38	1,285	1,291
	Bay County FL School Board COP	5.500%	7/1/41	1,450	1,616
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,535
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,076
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,001
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,798
	Broward County FL School COP	5.000%	7/1/36	1,000	1,116
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/39	1,000	1,073
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/30	500	516
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	555
[5]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	440
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	403
	Central FL Expressway Authority Revenue	4.000%	7/1/32	1,015	1,020
[4]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	764
	Davie FL Educational Facilities Revenue	5.000%	4/1/38	1,000	1,039
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,267
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	969
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,125
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/34	1,325	1,371
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,556

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Cornerstone Classical Academy Inc. Project)	5.250%	6/1/44	155	157
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	195
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	413
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	490
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	435	434
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project)	5.000%	8/1/39	2,500	2,689
	Florida Development Finance Corp. Healthcare Facilities Revenue (UF Health Jacksonville Project)	5.000%	2/1/36	1,105	1,124
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	768
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,769
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/26	1,000	1,020
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/27	1,000	1,030
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/28	1,125	1,158
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	2,500	2,534
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,823
	Florida Municipal Power Agency Revenue	5.000%	10/1/30	1,200	1,276
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	915
	Florida State Board of Education Public Capital Outlay Bonds GO	4.000%	6/1/30	1,965	1,982
	Florida State Board of Education Public Capital Outlay Bonds GO	4.000%	6/1/42	1,000	1,006
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	5,000	5,180
	Florida State Department of Transportation Turnpike Authority Revenue	5.000%	7/1/30	5,500	6,102
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/39	1,000	1,007
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/41	2,000	2,013
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/42	1,000	994
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	1,007
[4]	Florida State Utility Authority Revenue (North Fort Myers Utility System)	4.000%	10/1/37	1,040	1,045
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,002
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,394
	Fort Myers FL Utility System Refunding Revenue	4.000%	10/1/44	1,590	1,566
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	188
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	489
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	1,957
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,016
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,550
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,253
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,119
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,585
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,514
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,014
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,220
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,669
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	3,009
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,011
	JEA FL Water & Sewer System Revenue	5.000%	10/1/43	1,000	1,113
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,095
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,520
	Lee County FL Housing Finance Authority Multifamily Revenue	4.550%	1/1/40	998	1,020
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	468
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/36	1,750	1,845
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	1,727
[4]	Marion County FL School Board COP	5.000%	6/1/36	5,000	5,684
[4]	Marion County FL School Board COP	5.250%	6/1/44	3,000	3,331
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,002
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,034
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,058
	Miami FL SO Non-AD Valorem Revenue (New Administrative Building)	5.000%	3/1/39	3,500	3,908
[4,5]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,384
[4,5]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,046
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,901
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,028
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,010
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,188
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	711
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	860
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	831

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL GO	5.000%	7/1/30	2,000	2,029
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,286
	Miami-Dade County FL Multi-Family Housing Revenue PUT	5.000%	9/1/25	1,500	1,514
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/30	1,000	1,034
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,113
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	395	398
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/40	1,605	1,610
	Miami-Dade County FL SO Revenue	0.000%	10/1/34	1,000	667
	Miami-Dade County FL SO Revenue	5.000%	4/1/37	1,255	1,351
	Miami-Dade County FL SO Revenue	0.000%	10/1/38	2,265	1,237
	Miami-Dade County FL SO Revenue	0.000%	10/1/39	1,750	905
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/31	1,400	1,412
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,155
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,039
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/33	1,965	2,053
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/35	2,125	2,185
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,725
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/43	1,000	1,059
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	813
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,552
	Orange County FL School Board COP Prere.	5.000%	8/1/26	6,105	6,298
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,454
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/36	750	842
[4]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,597
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/28	1,100	1,184
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,335	1,171
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	527
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,302
	Palm Beach County FL Educational Facilities Authority Revenue (Atlantic University Inc.)	5.000%	10/1/43	500	520
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	563
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	379
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,278
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,562
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,521
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	247
[5]	Pasco County FL Revenue	5.000%	7/1/30	2,500	2,691
[4]	Pasco County FL Revenue	5.500%	9/1/41	2,500	2,803
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,202
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,005
	Sarasota County FL School Board COP	5.000%	7/1/25	2,500	2,542
	Sarasota County FL Utility System Revenue	5.000%	10/1/40	2,500	2,650
	Sarasota County FL Utility System Revenue	5.250%	10/1/42	1,685	1,880
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,025
	South Broward FL Hospital District Revenue	3.000%	5/1/40	1,960	1,651
	South FL Water Management District COP	5.000%	10/1/32	5,190	5,309
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/30	500	522
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,186
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/42	2,500	2,373
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	906
[4]	St. Johns County FL School Board COP	5.000%	7/1/41	1,810	1,997
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,003
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,018
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	753
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,269
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,093
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,907
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	213
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	267
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,007
	Village Community FL Development District No. 13 Florida Special Assessment Revenue	2.850%	5/1/36	940	813
[5]	Village Community FL Development District No.15 Florida Special Assessment Revenue	4.850%	5/1/38	500	511

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	896
					214,957
Georgia (1.8%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/39	1,500	1,585
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	996
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/40	1,500	1,662
	Atlanta GA Airport Revenue	5.000%	7/1/40	1,015	1,137
	Atlanta GA GO	5.000%	12/1/40	5,500	6,164
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,308
	Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	503
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,385
	Augusta Development Authority Revenue (AU Health System Inc. Project)	5.000%	7/1/24	500	500
	Bartow County GA Development Authority Pollution Control Revenue PUT	3.950%	3/8/28	1,000	1,016
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	215	216
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	500	496
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42	1,000	1,069
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,118
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	842
	Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,457
	DeKalb County GA Housing Authority Multi Family Revenue (Kensington Station Project)	4.000%	12/1/33	815	806
	DeKalb County GA Housing Authority Multi Family Revenue (Montreal Project)	4.000%	3/1/34	2,000	1,969
	DeKalb County GA Housing Authority Multi Family Revenue (Park 500 Project)	4.000%	3/1/34	2,000	1,969
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,606
[5]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,050	905
	Georgia GO	5.000%	7/1/24	1,500	1,500
	Georgia GO	5.000%	7/1/25	1,100	1,119
	Georgia GO	5.000%	2/1/26	4,280	4,401
	Georgia GO	5.000%	7/1/26	1,340	1,389
	Georgia GO	5.000%	7/1/28	1,080	1,162
	Georgia GO	5.000%	7/1/28	5,000	5,378
	Georgia GO	5.000%	7/1/31	5,000	5,346
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,454
	Georgia Ports Authority Revenue	5.000%	7/1/38	1,250	1,405
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	606
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	362
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,627
	Gwinnett County GA School District GO	5.000%	8/1/26	2,000	2,075
	Gwinnett County GA School District GO	5.000%	2/1/28	500	504
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	3/1/29	175	181
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/36	250	263
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	5,640	5,659
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/30	14,075	14,930
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/30	7,745	8,187
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/30	8,145	8,647
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/30	6,285	6,658
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/31	7,575	8,098
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/31	3,945	4,189
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/31	5,470	5,771
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/32	2,965	3,142
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	675	713
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/39	350	328
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,225	1,225
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	295	296
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	3,890	3,902
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/29	5,255	5,509
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	2,680	2,691
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/41	2,665	2,311
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,834
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/40	2,500	2,198
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	658

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,003
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,544
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/27	1,150	1,189
[7]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,535
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	1,880
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,023
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	1,130	1,198
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,722
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/38	1,000	1,091
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,275
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34	1,100	1,159
[4]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/35	500	557
[4]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/39	500	548
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	598
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	841
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	832
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	527
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	190
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	631
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,277
[5]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/33	2,500	2,819
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	863
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/40	400	449
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/41	830	928
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/42	850	946
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/43	1,000	1,108
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/44	1,000	1,104
[5]	Savannah GA Hospital Authority Revenue (St. Joseph's/Candler Health System Inc.)	5.500%	7/1/27	1,000	1,053
	Valdosta & Lowndes County GA Hospital Authority Revenue (South Georgia Medical Center Project)	5.000%	10/1/43	2,500	2,767
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,135
					178,219
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	744
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	876
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	652
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/42	750	721
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/32	1,000	1,097
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/34	700	779
	Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,187
	Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,077
	Guam Power Authority Revenue	5.000%	10/1/35	150	161
					8,294
Hawaii (0.2%)
	Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,542
	Hawaii GO	5.000%	10/1/25	1,575	1,610
	Hawaii GO	5.000%	8/1/29	595	596
	Hawaii GO	5.000%	1/1/36	4,115	4,348
	Hawaii GO Prere.	5.000%	8/1/24	1,500	1,502
	Honolulu HI City & County GO	5.000%	7/1/28	895	960
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,018
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,074
	Honolulu HI City & County Multifamily Revenue PUT	5.000%	6/1/26	245	250
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,034
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,017
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	1,010
	Maui County HI GO	2.000%	3/1/41	1,000	692
					21,653
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/41	2,000	2,220
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,669
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/34	550	626
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.000%	7/1/54	1,000	1,095
					5,610
Illinois (2.7%)
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	6.100%	4/1/36	500	532
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/39	1,000	1,107

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/41	500	540
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/43	1,000	1,111
	Chicago IL Board of Education GO	5.000%	12/1/24	700	702
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,505
	Chicago IL Board of Education GO	7.000%	12/1/26	500	520
[9]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	825
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,195
[9]	Chicago IL Board of Education GO	0.000%	12/1/29	520	409
[9]	Chicago IL Board of Education GO	0.000%	12/1/30	1,475	1,112
[4]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,305
	Chicago IL Board of Education GO	5.000%	12/1/30	500	521
[9]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,114
	Chicago IL Board of Education GO	5.500%	12/1/31	1,600	1,754
	Chicago IL Board of Education GO	5.000%	12/1/32	1,000	1,051
	Chicago IL Board of Education GO	5.000%	12/1/34	385	413
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,226
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	968
	Chicago IL Board of Education GO	5.500%	12/1/37	1,200	1,301
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	953
	Chicago IL Board of Education GO	5.500%	12/1/38	1,400	1,508
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,832
	Chicago IL Board of Education Revenue	5.000%	4/1/36	1,270	1,322
	Chicago IL GO	5.000%	1/1/26	120	121
	Chicago IL GO	5.000%	1/1/28	930	970
	Chicago IL GO	5.000%	1/1/29	1,500	1,582
	Chicago IL GO	5.000%	1/1/31	1,500	1,593
	Chicago IL GO	5.750%	1/1/34	390	405
	Chicago IL GO	4.000%	1/1/35	500	501
	Chicago IL GO	5.500%	1/1/35	500	533
	Chicago IL GO	5.250%	1/1/38	1,000	1,078
	Chicago IL GO	6.000%	1/1/38	500	520
[9]	Chicago IL GO	0.000%	1/1/39	1,600	809
	Chicago IL GO	5.500%	1/1/39	1,000	1,087
	Chicago IL GO	5.500%	1/1/40	1,000	1,082
	Chicago IL GO ETM	5.000%	1/1/28	160	170
	Chicago IL GO Prere.	5.000%	1/1/25	215	217
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,041
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/26	2,500	2,600
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,018
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,348
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,164
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,021
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,065
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	500
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,115	1,120
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,625
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,064
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,500	3,575
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	1,886
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,000	2,067
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,119
[7]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,104
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,013
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,144
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,055
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/43	1,000	988
[7]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,249
[7]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,052
[4]	Chicago IL Revenue	5.000%	11/1/32	1,000	1,108
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,026
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,581
[9]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,200	1,263
[7]	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/38	1,000	1,130
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,003
[2,4,5]	Chicago IL Waterworks Revenue TOB VRDO	4.950%	7/1/24	2,000	2,000
[7]	Cook County IL Community College District GO	5.000%	12/1/32	1,000	1,105
[7]	Cook County IL Community College District GO	5.000%	12/1/37	1,000	1,100
[7]	Cook County IL Community College District GO	5.000%	12/1/42	1,340	1,435
[4]	Cook County IL GO	5.000%	11/15/26	1,545	1,608
	Cook County IL GO	5.000%	11/15/30	1,635	1,687

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	1,665	1,784
	Cook County IL School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,000	1,013
[4]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	440
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/35	2,500	2,365
	Illinois Finance Authority Revenue	4.000%	7/1/37	2,040	2,009
	Illinois Finance Authority Revenue	4.000%	7/1/42	2,350	2,211
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,551
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,552
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	432
	Illinois Finance Authority Revenue (Centegra Health System) Prere.	5.000%	9/1/24	1,300	1,303
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/26	1,580	1,618
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/31	1,000	1,022
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,039
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,025
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,024
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,041
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,010
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	519
	Illinois Finance Authority Revenue (Lake Zurick Community Unit School District No. 95 Project)	4.000%	1/15/27	1,745	1,776
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,006
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,324
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,033
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	851
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	970
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	1,500	1,533
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/34	1,700	1,762
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,056
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/32	1,000	1,129
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,002
[8]	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/36	1,000	1,151
	Illinois GO	5.000%	10/1/24	1,470	1,474
	Illinois GO	5.000%	11/1/24	1,785	1,792
	Illinois GO	5.000%	7/1/26	1,000	1,027
	Illinois GO	5.000%	6/1/27	1,070	1,094
	Illinois GO	5.000%	7/1/27	1,000	1,041
	Illinois GO	5.000%	10/1/27	1,640	1,714
	Illinois GO	5.000%	2/1/28	1,690	1,747
	Illinois GO	5.000%	10/1/28	2,000	2,115
	Illinois GO	5.000%	11/1/28	1,050	1,095
	Illinois GO	5.000%	7/1/29	1,000	1,067
	Illinois GO	5.000%	11/1/29	1,105	1,151
	Illinois GO	5.250%	2/1/30	1,900	1,902
	Illinois GO	5.000%	5/1/30	1,000	1,077
	Illinois GO	5.000%	5/1/31	1,305	1,420
	Illinois GO	5.000%	5/1/31	1,000	1,088
	Illinois GO	5.000%	10/1/31	475	499
	Illinois GO	5.000%	5/1/32	1,500	1,647
	Illinois GO	5.000%	5/1/34	1,500	1,645
	Illinois GO	4.000%	11/1/34	1,250	1,251
	Illinois GO	5.000%	5/1/35	500	522
	Illinois GO	5.000%	5/1/35	2,150	2,356
	Illinois GO	4.125%	10/1/36	500	507
	Illinois GO	5.000%	5/1/37	1,085	1,185
	Illinois GO	4.000%	10/1/38	1,000	983
	Illinois GO	5.500%	5/1/39	500	547
	Illinois GO	5.000%	5/1/40	1,500	1,643
	Illinois GO	5.250%	5/1/40	1,110	1,221
	Illinois GO	4.000%	10/1/40	1,825	1,762
	Illinois GO	5.250%	5/1/42	2,125	2,316
	Illinois GO	5.250%	5/1/43	1,425	1,572
	Illinois GO	5.125%	10/1/43	1,000	1,075
	Illinois GO	5.000%	12/1/47	2,000	2,113
[5]	Illinois Housing Development Authority Multifamily Revenue	6.000%	10/5/40	1,000	1,046
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	3,270	3,167
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	1,770	1,785
	Illinois Housing Development Authority Revenue	5.250%	10/1/52	980	1,016
[7]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,028
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,041
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,036

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/43	1,500	1,612
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/29	2,075	2,184
	Illinois State Toll Highway Authority Revenue	4.000%	1/1/40	2,800	2,808
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	1,180	1,308
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	3,195	3,325
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/44	1,150	1,259
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,708
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34	1,200	1,223
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,267
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,500	2,527
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,365	3,662
[7]	Joliet IL GO	5.250%	12/15/39	1,500	1,662
[7]	Joliet IL GO	5.500%	12/15/42	1,000	1,112
[4]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	255
[4]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,428
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	844
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,065
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,270	2,335
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,770
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	2,075	1,149
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	740
[4,11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	355	369
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,161
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	420	310
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	879
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	2,130	1,480
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	6,790	4,624
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	3,500	2,240
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	830	472
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/38	1,000	544
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	1,500	1,478
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/39	1,100	1,090
[7]	Metropolitan Pier & Exposition Authority Illinois Revenue	4.000%	12/15/42	1,000	996
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/44	1,000	964
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,110
[7]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	501
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue ETM	5.000%	6/1/26	1,570	1,617
	Regional Transportation Authority IL Revenue	5.000%	6/1/40	1,525	1,589
	Regional Transportation Authority Illinois Revenue	5.000%	6/1/31	1,785	1,835
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,001
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,357
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/34	1,340	1,500
[7]	Sales Tax Securitization Corp. Illinois Revenue	4.000%	1/1/40	1,245	1,250
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/44	3,425	3,602
[7]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	378
[7]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	450
[7]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	668
[7]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	592
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,031
[7]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/37	2,850	3,227
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	120
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	10
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/38	1,000	1,137
[7]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/39	3,935	3,424
	University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/44	1,000	1,121
[7]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	838
[7]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/31	1,305	1,415
					268,299

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana (0.5%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	445
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,163
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,520
	Carmel IN Local Public Improvement Bond Bank Revenue (Special Program Bonds)	4.000%	1/15/35	1,000	1,010
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/24	850	850
[7]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,095
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	824
	Indiana Finance Authority Health System Revenue (Franciscan Alliance Inc.)	4.000%	11/1/36	615	617
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/28	1,420	1,499
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/32	1,500	1,671
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,402
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	728
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	488
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	500	502
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,075
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,233
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,596
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,188
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,695
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	653
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,093
[8]	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	1,270	1,439
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	858
[8]	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41	250	279
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,452
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,052
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	4,649
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,554
	Indianapolis Local Public Improvement Bond Bank Revenue	5.000%	6/1/34	1,980	2,140
	Indianapolis Local Public Improvement Bond Bank Revenue (Cityway 1 Project)	5.000%	2/1/32	1,345	1,346
	Indianapolis Local Public Improvement Bond Revenue	5.000%	6/1/31	1,000	1,101
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,401
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/37	1,050	1,166
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	921
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	931
	Merrillville Multi School Building Corp. Revenue	5.000%	1/15/42	3,890	4,260
	Northern Indiana Commuter Transportation District Revenue	5.000%	1/1/40	1,000	1,105
	Northwest Allen IN School Building Corp. Revenue	5.000%	7/15/41	1,800	1,985
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/35	1,200	1,136
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,096
					52,218
Iowa (0.2%)
[7]	Davenport IA Community School District Infrastructure Sales Services & Use Tax Revenue	4.000%	6/1/42	1,850	1,839
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	3.000%	9/1/39	2,000	1,753
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,518
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	4.000%	12/1/32	1,000	1,048
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	5.000%	12/1/42	2,500	2,640
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,321
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	1,005
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/49	600	595
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,037
					14,756
Kansas (0.2%)
[4]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/42	1,500	1,616
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,013
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/42	5,115	5,116
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/43	1,475	1,471
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	702
[8]	Kansas Department of Transportation Highway Revenue	5.000%	9/1/30	3,650	4,043
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/28	70	74
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/28	505	536
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/31	1,000	1,098
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	355
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/39	1,500	1,670

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyandotte County KS Unified School District No. 500 GO Prere.	4.000%	9/1/26	4,000	4,073
					21,767
Kentucky (0.8%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	931
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	228
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,102
[9]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,155
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,633
[9]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28	2,870	2,906
[9]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,012
[7]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,060
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/49	4,855	4,867
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	3,850	3,852
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,895	1,903
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	8,880	8,890
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	7/1/30	8,060	8,449
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/30	6,660	6,638
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	2/1/32	5,480	5,916
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	8/1/32	8,450	8,923
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/27	155	163
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/28	215	229
	Kentucky State Property & Building Commission Revenue	5.000%	5/1/37	2,000	2,110
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/40	1,000	1,118
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/38	1,000	1,099
	Louisville & Jefferson County KY Metropolitan Government GO	4.000%	12/1/41	1,710	1,722
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) PUT	5.000%	10/1/29	2,180	2,320
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,193
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	464
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	928
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,386
	University of Kentucky Revenue	4.000%	4/1/42	2,075	2,065
	University of Kentucky Revenue	4.000%	4/1/44	2,425	2,385
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/40	1,000	1,099
					78,746
Louisiana (0.4%)
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	887
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,117
	Louisiana Gasoline & Fuel Tax Revenue	3.000%	5/1/41	500	428
	Louisiana Gasoline & Fuel Tax Revenue Prere.	4.500%	5/1/25	2,000	2,018
	Louisiana GO	5.000%	2/1/27	2,000	2,091
	Louisiana GO	5.000%	2/1/28	1,500	1,594
	Louisiana Housing Corp. Multifamily Tax-Exempt Mortgage-Backed Revenue (Ridge Commons Project)	4.500%	7/1/42	1,500	1,490
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/32	2,315	2,396
[5]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/34	1,250	1,250
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/34	1,885	1,951
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/36	3,930	4,057
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/37	3,970	4,091
[7]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,397
	Louisiana Offshore Terminal Authority Deepwater Port Revenue PUT	4.200%	9/1/28	1,000	1,007
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,301
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,380
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/39	275	305
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	460	465
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/38	1,000	1,108
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/40	1,000	1,097
[4]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	920
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	715
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	702
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	1,060	1,060

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/33	3,170	3,436
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/36	2,000	1,976
					40,239
Maine (0.0%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	470
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	635
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	152
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/38	500	563
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/42	750	830
	Portland ME General Airport Revenue	4.000%	1/1/39	820	820
	Portland ME General Airport Revenue	4.000%	1/1/40	1,155	1,146
					4,616
Maryland (0.5%)
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,485
	Anne Arundel County MD GO	5.000%	4/1/28	1,075	1,150
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,217
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,095
	Harford County MD GO	5.000%	10/1/25	2,000	2,044
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	863
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	961
	Maryland Community Development Administration Residential Revenue	5.000%	9/1/52	915	938
	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	62
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,358
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,508
	Maryland Economic Development Corp. Revenue	5.000%	6/1/35	1,000	1,041
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/38	1,250	1,362
	Maryland GO	4.000%	8/1/26	1,970	1,970
	Maryland GO	5.000%	8/1/26	2,110	2,190
	Maryland GO	3.250%	8/1/30	1,000	989
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/27	1,000	1,034
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,012
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	169
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	770
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/27	500	518
[3,5]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	4.420%	12/8/27	3,470	3,470
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,226
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	280
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	1,006
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/40	1,200	1,210
	Maryland State Stadium Authority Hagerstown Multi-Use Sports & Events Facility Lease Revenue	5.000%	6/1/39	1,885	2,076
	Maryland State Stadium Authority Revenue	5.000%	3/1/29	1,000	1,077
	Maryland State Stadium Authority Revenue Prere.	5.000%	5/1/26	3,390	3,499
	Maryland State Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,191
	Maryland State Transportation Authority Facilities Projects Revenue	5.000%	7/1/43	1,000	1,117
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,448
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,002
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,005
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/33	1,000	1,016
	Washington Suburban Sanitary District Revenue (Montgomery & Prince George's Counties)	4.000%	6/1/43	1,105	1,107
					49,466
Massachusetts (1.1%)
	Commonwealth of Massachusetts GO	5.000%	5/1/41	1,000	1,127
	Commonwealth of Massachusetts GO	5.250%	9/1/43	2,000	2,127
	Commonwealth of Massachusetts GO	5.000%	7/1/45	3,000	3,202
	Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/27	2,635	2,732
[9]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	429
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,067
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/32	1,000	1,132
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	1,000	1,146
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	1,000	1,160
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	2,000	2,334
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,000	1,172

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,489
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,187
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	1,000	1,101
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	1,000	1,097
	Massachusetts Clean Water Trust Revolving Fund Refunding Revenue	5.000%	2/1/27	1,000	1,050
[13]	Massachusetts Development Finance Agency Revenue (Agawam Village Issue) PUT	5.000%	11/1/25	500	505
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/31	1,500	1,605
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/32	1,665	1,855
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/34	1,415	1,609
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,836
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,283
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,123
[3,5]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.) PUT, SIFMA Municipal Swap Index Yield + 0.600%	4.480%	1/29/26	1,000	997
	Massachusetts Development Finance Agency Revenue (Green Bonds)	5.000%	11/15/32	1,625	1,881
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	2/15/36	2,000	2,197
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	535
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/38	385	395
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	800	838
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/33	1,000	1,032
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	210
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,286
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	540
	Massachusetts Development Finance Agency Revenue (Wellforce Inc.)	5.000%	7/1/34	2,000	2,025
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,132
	Massachusetts GO	5.000%	9/1/28	5,530	5,951
	Massachusetts GO	5.000%	10/1/30	6,000	6,679
	Massachusetts GO	5.250%	1/1/34	2,665	2,909
	Massachusetts GO	5.000%	7/1/35	1,000	1,015
	Massachusetts GO	5.000%	5/1/37	1,000	1,144
	Massachusetts GO	5.000%	9/1/38	3,500	3,698
	Massachusetts GO	5.000%	5/1/40	2,255	2,405
	Massachusetts GO	2.000%	3/1/41	1,000	709
	Massachusetts GO	5.000%	3/1/41	2,000	2,251
	Massachusetts GO	5.000%	11/1/43	2,500	2,747
	Massachusetts GO	5.000%	11/1/43	1,000	1,114
	Massachusetts GO	5.000%	11/1/43	4,500	4,654
	Massachusetts Health & Educational Facilities Authority Revenue VRDO	4.000%	7/3/24	3,050	3,050
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/27	1,000	997
	Massachusetts Housing Finance Agency Revenue	4.050%	12/1/28	1,000	1,000
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	621
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,350
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	1,890
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,029
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	907
[9]	Massachusetts SO Dedicated Tax Revenue	5.500%	1/1/26	510	526
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,061
[9]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	1,180	1,010
	Massachusetts Water Resources Authority Revenue Prere.	4.000%	8/1/24	1,000	1,000
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,110
	University of Massachusetts Building Authority Revenue	5.000%	5/1/39	2,000	2,143
					103,406
Michigan (1.3%)
[14]	Alpena MI Public Schools Unlimited Tax GO	4.250%	5/1/44	1,000	1,006
[14]	Battle Creek MI School District GO	5.000%	5/1/25	535	541
	Bloomfield Hills MI School District GO	5.000%	5/1/41	500	548
[14]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,014
[4]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,123
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/33	2,500	2,783
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/42	1,000	1,083
	Detroit MI Unlimited Tax GO	5.000%	4/1/33	1,450	1,494
	Detroit MI Unlimited Tax GO	6.000%	5/1/43	25	29
[4]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,103
[4,14]	Fenton MI Area Public Schools Unlimited Tax GO	4.000%	5/1/41	1,315	1,319
[4]	Grand Rapids Public Schools GO	5.000%	11/1/36	1,000	1,070
[4]	Grand Rapids Public Schools GO	5.000%	5/1/38	750	847
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/37	1,000	1,140
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	1,935

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,288
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,272
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,686
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,062
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/41	2,400	2,694
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,064
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,540
[4]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,006
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,433
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	4,000	4,082
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/37	1,000	1,126
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,250	1,399
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	539
[14]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	441
	Ingham County MI Building Authority Revenue	3.000%	5/1/34	3,900	3,562
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,006
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/36	1,300	1,346
[14]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,344
[4]	Lansing MI GO	4.000%	6/1/39	1,000	1,009
[14]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,679
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,015
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,274
	Michigan Building Authority Revenue	5.000%	10/15/41	200	222
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,012
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	2/28/35	815	910
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	8/31/35	1,000	1,115
	Michigan Finance Authority Act 38 Facilities Senior Revenue	4.125%	2/29/44	700	687
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,073
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,201
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,109
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,105
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/31	1,000	1,042
[3]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.850%	4.730%	12/1/24	1,500	1,500
[3]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.900%	4.780%	12/1/25	500	500
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	1,797
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,761
[2,5,7]	Michigan Finance Authority Revenue TOB VRDO	4.900%	7/1/24	5,200	5,200
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	648
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	758
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,501
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,001
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,245
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	874
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,003
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,808
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,143
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,084
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	1,003
	Michigan State Building Authority Revenue	5.000%	10/15/34	8,000	8,238
	Michigan State Hospital Finance Authority Revenue (Ascension Health Credit Group)	4.000%	11/15/32	1,000	1,011
	Michigan State Housing Development Authority Multifamily Revenue PUT	3.625%	4/1/27	3,875	3,856
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	3,720	3,654
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	840	864
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/53	1,065	1,128
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	4.000%	11/15/40	2,005	2,014
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	1,695	1,913
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	2,210	2,456
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/45	3,180	3,431
	Northville MI Public School GO	5.000%	5/1/39	1,025	1,121
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/28	375	385
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/26	500	507
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/27	325	332
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,279
	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,103
	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,624
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,276

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Roseville MI School District GO Prere.	5.000%	5/1/25	1,665	1,688
[14]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,057
	University of Michigan Revenue	5.000%	4/1/25	35	35
	University of Michigan Revenue	5.000%	4/1/29	20	21
	University of Michigan Revenue	5.000%	4/1/30	25	26
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,148
[4]	University of Michigan Revenue	5.000%	11/15/33	200	219
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	887
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,321
					131,798
Minnesota (0.9%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	368
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/38	400	441
	Goodridge MN Independent School District No. 561 GO	4.000%	2/1/42	1,375	1,359
	Goodridge MN Independent School District No. 561 GO	4.000%	2/1/43	1,455	1,425
	Hennepin County MN GO	5.000%	12/15/36	1,365	1,470
	Hennepin County MN GO	5.000%	12/1/43	2,410	2,688
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/37	2,000	2,155
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/38	2,205	2,367
	Mankato MN Independent School District No. 77 GO	4.000%	2/1/42	2,000	1,984
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	461
	Minneapolis MN GO	5.000%	12/1/33	2,000	2,198
	Minneapolis MN Health Care System Revenue	4.000%	11/15/36	1,000	1,017
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/28	1,085	1,145
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/30	1,785	1,910
	Minnesota Agricultural & Economic Development Board Health Care Facilities Revenue	5.000%	1/1/42	1,165	1,274
	Minnesota GO	5.000%	8/1/25	1,500	1,528
	Minnesota GO	5.000%	8/1/27	1,005	1,025
	Minnesota GO	5.000%	8/1/29	5,000	5,480
	Minnesota GO	5.000%	9/1/30	5,000	5,575
	Minnesota GO	5.000%	8/1/31	5,000	5,652
	Minnesota GO	5.000%	8/1/33	1,440	1,545
	Minnesota GO	5.000%	10/1/33	3,235	3,437
	Minnesota GO	5.000%	10/1/37	5,000	5,286
	Minnesota GO	4.000%	8/1/41	2,000	2,054
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	602
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/40	1,000	995
[8]	Minnesota Housing Finance Agency Residential Bonds Revenue	6.500%	1/1/55	4,100	4,618
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	620	546
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/50	415	408
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/36	1,500	1,529
[2]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	2,705	2,725
[2,3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	4.578%	12/1/27	1,000	999
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/31	8,000	8,226
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,051
	Osseo MN Independent School District No. 279 GO	4.000%	2/1/38	2,000	2,038
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,133
	Rochester Independent School District No. 535 GO	3.000%	2/1/35	1,000	924
	Rosemount MN Independent School District No. 196 GO	4.000%	2/1/41	5,000	5,047
	West St. Paul MN Independent School District No. 197 GO (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,025
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,124
					86,834
Mississippi (0.2%)
	Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/27	1,000	969
	Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,367
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,837
	Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,048
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,547
	Mississippi GO	4.000%	10/1/36	2,185	2,206
	Mississippi GO Prere.	5.000%	11/1/25	1,000	1,024
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	872
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	663
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	276
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,038
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,006
	Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,800	2,915
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	601

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	538
					17,907
Missouri (0.6%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,812
	Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,697
	Clay County MO Public Schools District GO	5.000%	3/1/39	1,375	1,516
	Greene County MO Reorganized School District No. 3 GO	4.000%	3/1/39	1,100	1,111
	Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/40	3,000	2,573
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,124
	Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/43	1,500	1,734
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,221
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,506
	Kansas City MO GO	4.000%	2/1/26	615	624
	Kansas City MO GO	4.000%	2/1/41	1,665	1,666
	Kansas City MO GO	4.000%	2/1/43	1,350	1,333
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,080
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/35	3,215	3,605
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,390
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	548
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,186
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/28	1,000	1,050
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,103
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/43	1,000	1,028
	Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.000%	7/1/40	1,000	1,005
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,123
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/34	2,400	2,494
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,504
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.500%	12/1/41	2,000	2,254
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/26	5,000	5,169
	Missouri Housing Development Commission Revenue	3.500%	11/1/50	395	388
	Missouri Housing Development Commission Revenue	5.000%	5/1/53	915	940
	Missouri Housing Development Commission Revenue	5.750%	5/1/53	190	201
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,436
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/28	2,250	2,261
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,031
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,673
	St. Louis County Industrial Development Authority Revenue	4.910%	1/1/42	2,000	2,040
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,500	1,517
[4]	St. Louis MO Airport Revenue	5.000%	7/1/43	1,000	1,099
[5,10]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,160
[5,10]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,340
[4]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/33	1,000	695
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,010
					62,247
Montana (0.1%)
	Forsyth Mont Pollution Control Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/32	1,050	1,041
	Forsyth MT Pollution Control Revenue	3.875%	7/1/28	1,000	1,003
[13]	Montana Board of Housing Multifamily Revenue PUT	5.000%	5/1/25	2,444	2,457
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	843
					5,344
Multiple States (0.6%)
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,460	1,300
[5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,890	1,641
[5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,855	1,585
[5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,330	1,123
[5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/35	4,793	4,154
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	918	865
[5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,240	1,066
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.033%	12/25/36	4,960	4,861
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.001%	1/25/40	3,469	3,396
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.549%	8/25/40	1,994	2,009
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.683%	10/25/40	2,998	3,090
[5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.618%	8/25/41	10,993	11,240
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.563%	4/25/42	2,000	2,092
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.083%	4/25/43	2,987	2,420

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	5.000%	7/1/24	15,900	15,900
					56,742
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,031
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,315	1,430
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	11/1/29	10,260	10,807
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/29	2,030	2,125
[2]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	4,000	4,004
	Nebraska Public Power District Revenue	5.000%	7/1/28	1,000	1,059
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,456
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,514
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,024
	Sarpy County NE Schools District GO	5.000%	12/15/27	1,000	1,022
					26,472
Nevada (0.6%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	570
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,255
	Clark County NV Airport System Revenue	5.000%	7/1/42	1,000	1,053
	Clark County NV GO	4.000%	6/1/32	1,505	1,517
	Clark County NV GO	4.000%	7/1/32	2,190	2,215
	Clark County NV GO	4.000%	6/1/33	1,000	1,022
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,579
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,116
[4]	Clark County NV Highway Improvement Revenue	4.000%	7/1/40	1,000	1,004
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/32	1,000	1,078
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,500	1,292
[4]	Clark County NV School District GO	4.000%	6/15/33	1,820	1,838
[7]	Clark County NV School District GO	3.000%	6/15/34	1,000	924
[7]	Clark County NV School District GO	3.000%	6/15/37	1,000	892
	Clark County NV School District GO	3.000%	6/15/38	1,000	872
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,344
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/37	1,100	1,236
	Las Vegas Valley NV Water District GO	5.000%	6/1/26	1,000	1,035
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,020
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	1,923
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,072
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,111
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,679
[2,5]	Nevada Housing Divisional Custodial Receipts Revenue TOB VRDO	4.920%	7/1/24	28,000	28,000
[5]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/37	745	755
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	259
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	262
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	263
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	263
	Truckee Meadows NV Water Authority Water Revenue Prere.	5.000%	7/1/26	1,510	1,562
					63,011
New Hampshire (0.2%)
	National Finance Authority NH Municipal Certificates Revenue	3.625%	8/20/39	1,999	1,859
[5,8]	National Finance Authority NH Revenue	4.875%	12/1/33	1,000	994
	National Finance Authority NH Revenue	4.125%	1/20/34	5,224	5,125
	National Finance Authority NH Revenue	3.875%	1/20/38	2,593	2,443
	National Finance Authority NH Revenue	4.250%	7/20/41	4,987	4,879
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,585
[5]	National Finance Authority NH Specialty Pharmacy Ltd. Obligation Revenue	5.625%	12/15/33	500	511
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/36	974	968
	New Hampshire Business Finance Authority Pollution Control Refunding Revenue	4.500%	10/1/33	1,000	1,026
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,355	2,241
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth-Hitchcock Health)	5.000%	8/1/34	850	884
					22,515
New Jersey (1.4%)
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,286
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/32	3,000	2,876
[4]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/34	1,500	1,205
	Hudson County NJ General Improvement Bonds GO	3.000%	11/15/31	2,615	2,472
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/36	1,000	778
[7]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/36	1,390	1,282
[7]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/35	965	902
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,015

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	4,115	4,296
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	3,000	2,862
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	260	263
	New Jersey Economic Development Authority Revenue	4.000%	7/1/34	1,105	1,080
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	510
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35	2,000	2,080
	New Jersey Economic Development Authority Revenue Prere.	5.250%	6/15/25	300	306
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,111
[9]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	414
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/40	4,000	4,442
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/41	5,000	5,531
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	1,725	1,740
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	1,325	1,357
[9]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,065
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	1,400	1,478
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34	1,000	1,137
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	753
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	773
	New Jersey GO	2.000%	6/1/31	1,295	1,103
	New Jersey GO	2.000%	6/1/32	1,230	1,023
	New Jersey GO	2.000%	6/1/35	1,000	783
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	501
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/34	500	518
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	128
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,012
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/31	1,000	1,039
[8]	New Jersey State Turnpike Authority Revenue	5.000%	1/1/43	2,000	2,198
[8]	New Jersey State Turnpike Authority Revenue	5.000%	1/1/44	1,000	1,095
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,319
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,442
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	636
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,435
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,000	1,024
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/35	1,000	1,121
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	1,000	1,096
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	565	622
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/41	1,000	1,100
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/42	1,750	1,724
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/42	1,000	1,096
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,054
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/28	1,000	1,062
[4]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/29	1,700	1,396
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,366
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,060
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,178
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,178
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,071
[9]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/30	1,420	1,115
[9,16]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/31	265	203
[4]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/32	1,000	731
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/32	1,000	1,057
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,000	673
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,310	882
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/35	500	511
[10]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/35	1,490	963
[10]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	2,905	1,798
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	1,000	619
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/38	3,000	1,696
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,521
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,006
[10]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,827
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,543
[9]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,511
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	703
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/38	1,500	1,669
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	3,175	1,716
[8]	New Jersey Turnpike Authority Revenue	5.000%	1/1/27	1,000	1,044
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	512

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31	4,245	4,400
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,051
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,087
[8]	New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,000	1,149
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,541
[8]	New Jersey Turnpike Authority Revenue	5.000%	1/1/34	1,000	1,163
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,034
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,049
	New Jersey Turnpike Authority Revenue	4.000%	1/1/42	2,000	2,017
	New Jersey Turnpike Authority Revenue	5.000%	1/1/44	1,000	1,107
[7]	Newark NJ Board of Education School Energy Savings Obligation Refunding Bonds GO	5.000%	7/15/29	375	402
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	525	526
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,868
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,319
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	1,555	1,639
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,055
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,055
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	1,570	1,652
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,574
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,044
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	2,873
	Toms River NJ General Improvement Bonds GO	4.000%	6/1/39	1,760	1,802
					140,101
New Mexico (0.1%)
	Albuquerque NM GO	5.000%	7/1/26	4,035	4,177
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	887
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,375
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,139
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/28	495	498
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	610	613
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	110	111
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	165	166
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/29	1,000	887
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,048
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,546
	New Mexico Mortgage Finance Authority Revenue	3.000%	1/1/52	915	882
[2]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	385	389
					14,718
New York (7.1%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	817
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/30	700	721
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/32	1,430	1,048
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/33	1,500	1,053
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/35	470	303
[4]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,209
	Build NY Resource Corp. Revenue	5.000%	7/1/32	325	342
	Build NY Resource Corp. Revenue	5.000%	7/1/34	415	443
	Build NY Resource Corp. Revenue	5.000%	7/1/35	550	586
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,147
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	452
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	204
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	245
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	538
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	599
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	527
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	730
[4]	Hempstead NY GO	4.000%	4/1/29	1,420	1,427
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,617
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/35	10,000	10,428
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,562
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	541
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/42	1,000	1,000
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38	1,465	1,647
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/32	5,820	6,019
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/35	1,095	1,173
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/26	1,360	1,280
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,036

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,112
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,152
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	4,070	4,402
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,675	1,774
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,935	2,116
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	3,583
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,627
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,616
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	2,275	2,380
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	4,915	5,162
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	1,000	1,039
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/38	2,000	2,025
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	810
[4]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,054
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,098
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	1,500	1,475
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	800	793
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	2,435	2,413
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/43	1,000	985
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	529
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/44	1,800	1,948
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,071
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	2,044
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	576
	New York City NY GO	5.000%	8/1/24	1,000	1,001
	New York City NY GO	5.000%	8/1/25	1,245	1,268
	New York City NY GO	5.000%	8/1/25	1,310	1,334
	New York City NY GO	5.000%	8/1/25	1,000	1,018
	New York City NY GO	5.000%	6/1/26	2,450	2,482
	New York City NY GO	5.000%	8/1/27	1,000	1,055
	New York City NY GO	5.000%	8/1/32	1,000	1,135
	New York City NY GO	5.000%	8/1/32	1,000	1,027
	New York City NY GO	5.000%	12/1/32	1,755	1,809
	New York City NY GO	5.000%	12/1/32	1,000	1,065
	New York City NY GO	5.000%	10/1/34	1,940	2,107
	New York City NY GO	5.000%	12/1/35	1,120	1,153
	New York City NY GO	5.000%	10/1/36	3,875	4,053
	New York City NY GO	4.000%	8/1/37	2,000	2,018
	New York City NY GO	4.000%	10/1/37	6,640	6,697
	New York City NY GO	5.000%	4/1/39	1,000	1,122
	New York City NY GO	5.000%	4/1/39	2,260	2,360
	New York City NY GO	5.000%	8/1/39	1,625	1,740
	New York City NY GO	5.000%	9/1/39	5,000	5,577
	New York City NY GO	4.000%	3/1/40	1,000	999
	New York City NY GO	5.000%	4/1/40	3,095	3,489
	New York City NY GO	3.000%	3/1/41	1,210	1,035
	New York City NY GO	4.000%	3/1/41	1,000	994
	New York City NY GO	4.000%	4/1/41	2,715	2,698
	New York City NY GO	5.000%	4/1/41	3,000	3,332
	New York City NY GO	5.250%	5/1/41	1,250	1,397
	New York City NY GO	4.000%	4/1/42	3,000	2,975
	New York City NY GO	5.250%	10/1/42	1,000	1,118
	New York City NY GO	5.000%	4/1/43	1,000	1,109
	New York City NY GO	5.250%	4/1/43	1,000	1,119
	New York City NY GO	5.000%	3/1/44	1,000	1,104
	New York City NY GO	5.000%	4/1/44	4,540	5,015
	New York City NY GO	5.000%	8/1/44	2,430	2,670
	New York City NY GO	5.000%	8/1/45	2,500	2,735
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	1,915	1,822
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,479
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	386
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	1,965	1,897
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	1,000	942
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	978
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	4.300%	11/1/28	1,000	1,019
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	988
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	985

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/27	2,000	1,997
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.625%	7/1/28	1,975	1,973
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	7/3/28	1,400	1,407
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/28	1,000	1,002
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	785	674
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	1,250	1,286
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,766
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,825
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,050
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,037
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	1,000	1,190
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,291
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,045
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	2,725	2,829
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,098
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,674
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	2,000	2,102
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	215	238
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	1,000	1,104
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	2,450	2,417
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	1,100	1,085
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue Prere.	5.000%	6/15/25	1,350	1,372
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,760
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,034
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,067
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,737
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	5,000	5,174
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/35	1,525	1,635
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/36	3,250	3,447
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,757
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/43	1,000	1,040
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,351
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,086
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,086
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,500	1,658
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,000	1,105
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	1,000	1,114
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,445	2,496
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	1,800	2,042
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,371
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,526
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	1,000	1,148
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,451
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,757
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,592
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,031
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,589
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,577
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,775
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/35	1,000	1,157
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,638
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,241
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,010
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,744
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,007
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,256
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	2,740	2,877
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/40	1,485	1,559
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/40	1,000	1,127
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/41	1,000	1,120
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/41	1,000	1,163
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/41	1,000	1,120
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	2,195	2,175
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/42	1,750	1,949
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/42	1,000	1,160

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	1,500	1,501
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/43	1,425	1,580
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/44	1,000	1,104
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/44	1,000	1,152
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/34	2,895	3,072
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,138
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	124
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	2,000	2,066
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,463
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	256
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	204
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	5,002
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,522
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	3,000	3,030
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,131
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	2,017
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	600
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,311
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	3,500	3,619
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/40	1,540	1,617
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,693
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	862
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/41	8,000	8,997
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	557
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	2,000	2,203
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	1,075	1,195
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/42	1,570	1,733
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/43	1,000	1,024
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/43	1,000	988
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/45	2,000	2,197
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,591
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	6,050
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,763
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,419
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,403
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/33	1,000	1,035
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	416
[7]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	2,000	1,697
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,250
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,900	1,586
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,195
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,241
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,154
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	781
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	3,050	2,360
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	333
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	2,815	2,531
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	760	877
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,189
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,159
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,456
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,681
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	735
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,572
[4]	New York Power Authority Green Transmission Revenue	5.000%	11/15/28	1,000	1,083
[4]	New York Power Authority Green Transmission Revenue	4.000%	11/15/41	3,540	3,557
[4]	New York Power Authority Green Transmission Revenue	5.000%	11/15/48	1,000	1,091
[10]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	531
[7]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,110
	New York State Dormitory Authority Revenue	5.000%	7/1/32	2,000	2,094
	New York State Dormitory Authority Revenue	5.000%	7/1/32	10,850	11,171
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	914
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	807
	New York State Dormitory Authority Revenue	5.000%	10/1/33	2,265	2,337
[4]	New York State Dormitory Authority Revenue	5.000%	10/1/37	2,500	2,783
	New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,251
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,007

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,004
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	1,916
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	563
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,095
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,000	1,084
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	2,000	2,077
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	1,050	1,156
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,000	2,076
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,234
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	1,130	1,262
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,000
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	1,925
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	8,000	8,103
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,008
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,293
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,033
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36	4,000	4,111
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	2,270	2,307
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	3,059
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	1,000	1,007
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	3,500	3,529
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,003
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,074
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,649
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	3,000	3,006
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	2,235	2,240
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/39	1,000	1,126
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,599
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	997
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,250	1,239
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/40	1,420	1,606
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	3,000	3,358
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	1,120	1,103
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	2,000	1,969
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/43	1,000	1,113
	New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	2/15/25	1,500	1,517
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	10	10
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	2,035	2,058
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	9/15/25	1,700	1,719
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	10
	New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/30	4,000	4,427
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,537
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,848
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,438
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,058
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,577
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,268
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,169
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	2,970	3,064
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	2,000	2,155
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/44	2,000	2,170
	New York State Dormitory Authority Sales Tax Revenue ETM	5.000%	3/15/25	1,295	1,311
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	972
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/34	1,250	1,246
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,571
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/43	1,730	1,944
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.250%	6/15/45	2,500	2,841
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,550	1,259
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	696
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,510	1,446
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	900	862
[13]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,500	1,469
	New York State Housing Finance Agency Revenue PUT	4.500%	11/1/28	1,000	1,013
	New York State Housing Finance Agency Revenue PUT	3.450%	5/1/29	1,000	990

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Revenue PUT	3.600%	5/1/29	1,475	1,470
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/29	2,425	2,428
	New York State Housing Finance Agency Revenue PUT	3.450%	11/1/29	1,750	1,733
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	5,700	5,206
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	2,505	2,285
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	1,680	1,641
	New York State Thruway Authority General Revenue	5.000%	1/1/38	1,500	1,732
[7]	New York State Thruway Authority General Revenue	4.000%	1/1/39	1,000	1,006
	New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	1,001
	New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	997
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,149
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,143
	New York State Thruway Authority Revenue	5.000%	3/15/40	1,325	1,480
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,441
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,051
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/34	4,850	4,969
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,077
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,074
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/38	3,325	3,651
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,591
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/41	1,000	996
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,480
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	2,000	1,987
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43	5,000	5,387
	New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	2,810	2,844
	New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	20	20
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/30	1,015	1,117
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,585
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/41	5,000	5,623
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,400
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	222
	New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,400	1,367
[2,5]	Niagara County NY Industrial Development Agency Multifamily Revenue TOB VRDO	4.920%	7/1/24	2,600	2,600
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/33	350	362
	Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	1,910
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,308
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,497
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/40	1,000	1,126
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/41	1,000	1,131
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/42	1,000	1,125
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,371
	Suffolk NY Regional Off-Track Betting Corp. Revenue	5.000%	12/1/34	500	520
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,942
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	3,745	3,877
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	456
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	467
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	289
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/27	5,000	5,251
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/27	1,000	1,056
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/29	2,000	2,174
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/30	2,000	2,215
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	3.000%	5/15/32	490	469
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/32	1,000	1,133
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/34	1,000	1,149
[8]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/34	8,000	9,298
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/36	1,000	603
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/40	1,000	1,107
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.250%	11/15/40	1,000	1,150
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/45	1,355	1,498
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/46	1,920	2,112
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/26	1,000	957
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/28	1,500	1,384
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	1,000	1,101
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	813

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,037
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	1,976
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,038
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,000	2,075
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	2,000	2,069
	Triborough Bridge & Tunnel Authority NY Payroll Mobility Revenue	5.000%	11/15/28	2,000	2,146
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,835	2,065
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,400	1,592
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,418
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	975
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/29	2,000	2,122
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/35	1,945	1,981
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/36	2,450	2,494
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/38	5,000	5,735
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/39	1,570	1,645
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/40	515	596
[5]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	3.200%	7/1/28	250	250
[5]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/36	700	720
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,066
[4]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/32	1,000	1,117
[4]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/33	1,250	1,412
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,450
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,546
[7]	Yonkers NY GO	5.000%	11/15/38	500	557
					698,383
North Carolina (0.5%)
	Charlotte NC Airport Revenue	5.000%	7/1/41	2,000	2,233
	Charlotte NC GO	4.000%	7/1/34	4,260	4,301
	Charlotte NC GO	5.000%	7/1/42	2,950	3,317
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/42	1,000	1,136
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	5.000%	1/15/34	1,500	1,533
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	1,625	1,446
[4]	Fayetteville NC State University Revenue	5.000%	4/1/43	2,720	2,844
	Guilford County NC GO	5.000%	3/1/25	8,575	8,666
	Inlivian NC Multifamily Tax-Exempt Mortgage Backed Revenue	4.450%	6/1/41	1,000	1,000
	North Carolina GAN Revenue	5.000%	3/1/25	1,055	1,067
	North Carolina GAN Revenue	5.000%	3/1/27	1,015	1,025
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/54	995	1,054
	North Carolina Ltd. Obligation Revenue	3.000%	5/1/33	1,000	940
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	769
[12]	North Carolina Turnpike Authority Revenue	0.000%	1/1/34	1,000	696
[4]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	32
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	1,991
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/28	325	350
	Union County NC GO	5.000%	9/1/28	1,520	1,640
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	408
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,437
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,016
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	326
	Wake County NC GO	5.000%	2/1/26	1,300	1,338
	Wake County NC GO	5.000%	5/1/29	1,250	1,366
	Western California University General Revenue	3.000%	4/1/36	1,480	1,352
	Wilson NC Special Obligation Revenue	4.000%	10/1/44	1,000	1,001
	Winston-Salem State University NC General Revenue	5.000%	4/1/29	440	471
					44,755
North Dakota (0.1%)
	Cass County ND Joint Water Resource District GO	3.450%	4/1/27	1,115	1,114
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,213
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	454
[4]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	843
[4]	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/39	475	511
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/53	990	1,043
					5,178
Ohio (1.2%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,368
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,210

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,174
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,049
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	383
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.000%	2/15/29	1,250	1,343
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	411
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/35	1,150	1,231
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/32	2,015	2,034
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	727
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	381
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	315
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	369
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,080
[4]	Columbus OH City School District GO	0.000%	12/1/29	1,000	821
	Columbus OH GO	5.000%	4/1/25	1,200	1,215
	Columbus OH GO	4.000%	8/15/26	1,730	1,739
	Columbus OH GO	5.000%	4/1/30	4,500	4,982
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	975
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/36	1,100	1,114
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,021
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,021
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	575
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,687
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	690
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/39	715	716
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,183
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	888
	Hamilton County OH Health Care Facilities Revenue	5.000%	6/1/34	1,000	1,047
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,038
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	637
[8]	Hamilton County OH Sewer System Revenue	5.000%	12/1/30	500	556
[2]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	400	402
[2,5]	Lucas Country OH GO TOB VRDO	5.000%	7/1/24	1,000	1,000
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	902
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	827
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/40	1,000	817
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	958
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	928
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,358
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,625
	North Ridgeville OH City School District GO	5.000%	12/1/40	625	662
	North Royalton OH City School District GO	5.000%	12/1/26	300	304
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,420
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	500
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	731
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,675
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,168
	Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	379
	Ohio GO	5.000%	8/1/24	500	501
	Ohio GO	5.000%	11/1/24	1,675	1,684
	Ohio GO	5.000%	2/1/27	1,000	1,027
	Ohio GO	5.000%	5/1/33	1,010	1,079
	Ohio GO	5.000%	3/1/35	1,000	1,040
	Ohio GO	5.000%	5/1/35	770	876
	Ohio GO	5.000%	5/1/36	600	679
	Ohio GO	5.000%	5/1/37	600	677
	Ohio GO	5.000%	3/1/38	2,000	2,062
	Ohio Higher Education GO	5.000%	5/1/30	5,015	5,080
	Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/53	990	1,037
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,511
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,053
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,415
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,386
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	953
	Ohio State Higher Educational Facility Commission Revenue	5.000%	1/15/33	1,260	1,361
	Ohio State Higher Educational Facility Commission Revenue	4.000%	12/1/37	1,050	1,000
	Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/28	1,000	965
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/32	1,000	1,122

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/35	1,410	1,628
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	108
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	530
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/55	500	546
	Ohio Turnpike Commission Revenue	5.000%	2/15/43	2,500	2,593
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,383
	Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	1,000	435
[8]	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/42	1,100	1,235
[8]	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/44	1,000	1,112
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	1,932
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	1,485	1,564
	Port of Greater Cincinnati Development Authority Ohio Revenue	5.000%	12/1/39	1,490	1,677
	University of Cincinnati OH Revenue	5.000%	6/1/43	4,000	4,412
[2,5]	University of Toledo Revenue TOB VRDO	4.900%	7/1/24	13,380	13,380
					117,679
Oklahoma (0.4%)
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,167
[8]	Grand River Dam Authority Revenue	5.000%	6/1/42	1,000	1,110
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,262
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,145
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	985	991
	Oklahoma Capitol Improvement Authority Facilities Revenue Prere.	4.000%	7/1/28	15	15
	Oklahoma City OK GO	4.000%	3/1/28	5,605	5,775
	Oklahoma City OK GO	4.000%	3/1/41	5,800	5,841
	Oklahoma City OK GO	4.000%	3/1/43	5,800	5,750
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,543
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33	1,030	1,061
	Oklahoma State Industries Authority Educational Facilities Lease Revenue	5.000%	4/1/31	1,235	1,368
	Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	464
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	1,450	1,455
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,061
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,541
	Tulsa OK Metropolitan Utility Authority Revenue	4.000%	4/1/37	750	775
[7]	University of Oklahoma Revenue	5.000%	7/1/40	700	783
[7]	University of Oklahoma Revenue	5.000%	7/1/41	865	961
[7]	University of Oklahoma Revenue	5.000%	7/1/42	865	956
[7]	University of Oklahoma Revenue	5.000%	7/1/43	920	1,012
					37,036
Oregon (0.6%)
	Clackamas County School District No. 12 North GO	0.000%	6/15/38	1,500	804
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,193
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	582
	Hospital Facilities Authority of Multnomah County Oregon Revenue	4.000%	12/1/36	1,000	895
	Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,030
[8]	Oregon Department of Transportation Grant Anticipation Revenue	5.000%	5/15/33	500	573
[8]	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/32	2,000	2,286
[8]	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/34	5,000	5,861
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/40	1,050	1,147
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	5,125	5,479
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,017
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	461
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	461
	Oregon GO	5.000%	5/1/30	4,215	4,341
	Oregon GO	5.000%	5/1/36	5,000	5,203
	Oregon Health & Science University Revenue	4.000%	7/1/36	2,000	2,001
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	905	899
	Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/53	1,670	1,769
	Oregon Housing & Community Services Department Multifamily Revenue	3.930%	10/1/36	1,947	1,895
	Oregon State Business Development Commission Revenue PUT	3.800%	6/15/28	1,950	1,959
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/39	5,625	6,300
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,654
	Portland OR Tax GO (Portland Building Project)	5.000%	6/15/40	1,880	1,987
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,337
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	551
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	504
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/36	1,000	947
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,771
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/38	1,580	1,621
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,355

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,406
	Washington Multnomah & Yamhill Counties Hillsboro School District No. 1 GO	5.000%	6/15/35	2,400	2,512
					62,801
Pennsylvania (2.8%)
	Abington PA School District GO	4.000%	10/1/39	2,500	2,489
	Adams County PA General Authority College Revenue	5.000%	8/15/33	1,000	1,071
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,036
[3]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) PUT, SOFR + 0.290%	4.028%	8/1/27	500	493
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	535
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,042
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,041
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,041
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	2,400	2,308
[3]	Allegheny County PA Hospital Development Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.580%	5/15/27	3,630	3,621
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,046
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	475
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	255
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	300	313
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,324
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	529
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	1,075	1,143
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/33	1,000	1,016
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,096
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/42	2,000	1,997
[7]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,018
[7]	Armstrong PA School District GO	5.000%	3/15/27	995	1,039
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,125
[3]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.928%	11/1/25	100	99
[3]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.928%	11/1/25	95	94
[3]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.928%	11/1/25	100	99
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	4.000%	10/1/35	1,000	986
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	5.000%	10/1/37	1,105	1,180
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,748
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	729
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,445	1,573
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	3,024
[2,5]	Chester County PA Industrial Development Authority Student Housing Revenue TOB VRDO	5.100%	7/1/24	13,100	13,100
[7]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	294
[7]	Coatesville PA Area School District GO	4.250%	11/15/39	2,000	2,012
[7]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	335
[7]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	365
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	513
	Commonwealth Financing Authority Pennsylvania Tobacco Master Settlement Payment Revenue	5.000%	6/1/35	1,515	1,596
[5]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	740
	Delaware GO	5.000%	8/1/39	420	468
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	235
[10]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	395	424
	DuBois PA Hospital Authority Revenue (Penn Highlands Healthcare)	5.000%	7/15/31	1,455	1,494
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project) Prere.	5.000%	7/1/24	1,000	1,000
[7,10]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	81
[7,10]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,110
[7]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	878
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,500	1,478
	Geisinger Authority PA Health System Revenue (Geisinger Health System) PUT	5.000%	2/15/27	1,000	1,029
[4]	Hempfield PA Area School District (Westmoreland Country) GO	5.000%	3/15/36	1,610	1,799
[4]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,465
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,041
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,065
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	845	869
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	3,030
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	198
[7]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/43	1,000	982

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/44	1,000	977
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,252
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,539
[4]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,019
	Manheim Township PA School District GO	4.000%	5/1/35	550	557
	Manheim Township PA School District GO Prere.	5.000%	8/1/25	830	843
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,234
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	1,957
	Montgomery County PA GO	5.000%	10/1/39	1,000	1,107
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,601
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	698
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/25	1,000	1,008
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/28	2,935	2,992
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,039
[4]	Northampton County PA General Purpose Authority Hospital Revenue	4.000%	8/15/42	2,150	2,054
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,296
	Pennsylvania COP	5.000%	7/1/26	500	516
	Pennsylvania COP	5.000%	7/1/27	500	524
[4]	Pennsylvania Economic Development Financing Authority Revenue (Capitol Region Parking System)	4.125%	1/1/43	500	490
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/27	250	252
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,092
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,581
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	5/15/31	500	549
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	821
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/37	1,400	1,415
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/38	1,000	1,003
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/42	775	753
[3]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.580%	5/15/27	1,000	996
	Pennsylvania Economic Development Financing Authority Revenue (Villanova University Project)	5.000%	8/1/42	1,500	1,684
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	916
	Pennsylvania GO	5.000%	8/15/24	500	501
	Pennsylvania GO	5.000%	1/1/26	3,295	3,378
	Pennsylvania GO	5.000%	9/15/26	1,500	1,557
	Pennsylvania GO	5.000%	9/1/28	2,500	2,690
	Pennsylvania GO	4.000%	1/1/29	3,000	3,024
[4]	Pennsylvania GO	4.000%	8/15/30	1,000	1,001
	Pennsylvania GO	5.000%	9/1/30	2,500	2,771
	Pennsylvania GO	5.000%	9/1/31	3,000	3,375
	Pennsylvania GO	5.000%	3/15/32	8,000	8,094
[4]	Pennsylvania GO	4.000%	3/1/33	1,110	1,120
[4]	Pennsylvania GO	4.000%	3/1/34	1,670	1,704
	Pennsylvania GO	5.000%	10/1/35	2,500	2,838
	Pennsylvania GO	4.000%	3/1/36	1,000	1,017
	Pennsylvania GO	3.000%	5/15/36	1,000	922
	Pennsylvania GO	4.000%	3/1/37	1,000	1,013
[7]	Pennsylvania GO	4.000%	3/1/37	1,000	1,017
	Pennsylvania GO	2.000%	5/15/38	1,390	1,031
	Pennsylvania GO	2.000%	5/15/39	1,000	712
	Pennsylvania GO	2.000%	5/15/40	1,540	1,051
	Pennsylvania GO	2.000%	5/15/41	1,430	955
	Pennsylvania GO	4.000%	9/1/41	1,500	1,488
	Pennsylvania GO	4.000%	9/1/42	1,500	1,474
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/35	1,900	1,977
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	2,183
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,127
	Pennsylvania Housing Finance Agency Revenue	5.125%	10/1/41	1,500	1,585
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,120	1,121
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/53	2,105	2,210
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/53	965	1,018
	Pennsylvania Housing Finance Agency Revenue	6.250%	10/1/53	2,050	2,225
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.000%	10/1/54	500	543

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5]	Pennsylvania State Higher Educational Facilities Authority Revenue (Thomas Jefferson University) TOB VRDO	5.100%	6/1/24	8,500	8,500
	Pennsylvania State University Revenue	5.000%	9/1/44	1,255	1,327
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,050
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,051
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	652
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,732
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,000
[4]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,689
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	780
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,315
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,117
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,560
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,350
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,278
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,760	2,029
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,142
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,534
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	1,000	1,056
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,060	1,186
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,065
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,660
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,060	1,168
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	1,000	1,115
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/43	1,000	988
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,000	1,048
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,635
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/32	1,000	1,058
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/35	2,000	2,001
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	920	903
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,012
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,011
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,025
	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph's University)	4.000%	11/1/35	1,200	1,205
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,653
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,031
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,348
	Philadelphia PA GO	4.000%	5/1/39	3,000	3,010
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/24	1,000	1,000
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,006
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,631
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	1,012
[4]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/37	1,000	1,077
[4]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/39	1,000	993
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/42	1,000	1,062
	Philadelphia PA School District GO	5.000%	9/1/31	940	952
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	1,000	1,051
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/36	1,700	1,785
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/38	1,500	1,665
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/40	2,000	2,192
[4]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/30	1,000	1,080
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking Revenue	5.000%	12/15/33	1,465	1,524
[4]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,072
	Pittsburgh PA GO	5.000%	9/1/39	450	501
	Pittsburgh PA GO	5.000%	9/1/42	500	548
	Pittsburgh PA School District GO	4.000%	9/1/35	1,670	1,697
[4]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,084
[4]	Reading PA School District GO	5.000%	3/1/25	955	964
[4]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,163
[4]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,849
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	833
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	798
	School District of Philadelphia GO	5.000%	9/1/30	1,000	1,080

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	School District of Philadelphia GO	5.000%	9/1/30	1,465	1,580
	School District of Philadelphia GO	5.000%	9/1/31	1,115	1,215
	School District of Philadelphia GO	5.250%	9/1/39	2,000	2,246
[4]	Scranton PA GO	5.000%	11/15/29	625	666
	Seneca Valley PA School District GO	3.000%	4/1/34	2,125	1,995
[17]	Shaler PA Area School District GO	0.000%	9/1/31	1,195	896
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,167
[7]	State Public School Building Authority PA College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,087
[4]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,697
[4]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	1,105	1,135
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	5.000%	2/15/29	1,000	1,082
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	820
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,217
					273,379
Puerto Rico (0.7%)
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/29	250	261
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/30	1,565	1,646
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,810	1,909
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,775	1,880
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/35	1,555	1,625
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	450	469
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	250	262
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/42	250	234
	Puerto Rico Commonwealth GO	4.000%	7/1/37	371	357
	Puerto Rico GO	0.000%	7/1/24	364	364
	Puerto Rico GO	5.375%	7/1/25	5,218	5,261
	Puerto Rico GO	5.625%	7/1/27	5,975	6,233
	Puerto Rico GO	5.625%	7/1/29	6,627	7,107
	Puerto Rico GO	5.750%	7/1/31	3,685	4,092
	Puerto Rico GO	0.000%	7/1/33	3,613	2,411
	Puerto Rico GO	4.000%	7/1/33	6,878	6,888
	Puerto Rico GO	4.000%	7/1/35	1,385	1,360
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,041
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	227
[4,12]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,050
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	54	54
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,046	932
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,853	1,529
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	992	753
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33	3,811	2,650
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,622	10,480
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	2,786	2,749
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,571
					65,395
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	1,969
[4]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/36	1,365	1,446
[4]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/37	2,590	2,735
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	510
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	510
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/37	1,000	1,099
	Rhode Island Health & Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,221
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/49	590	583
					10,073
South Carolina (0.6%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	269
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	441
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	919
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	816
	Florence County SC Public Facilities Corp. Installment Purchase Revenue	5.000%	6/1/28	1,000	1,066
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,584
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	254

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greenville SC Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.910%	7/1/43	1,000	1,013
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,011
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,019
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,525
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,031
	Orangeburg County School District Revenue	5.000%	6/1/41	1,810	1,901
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	3/1/31	5,290	5,727
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	8/1/31	1,625	1,740
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	838
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,562
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	4,000	4,053
	Richland County SC School District No.2 GO	5.000%	3/1/26	4,185	4,311
	Scago Public Facilities Corp. for Georgetown County Revenue	5.000%	6/1/35	1,000	1,105
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,437
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,557
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/31	1,700	1,890
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/40	1,165	1,322
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/43	1,175	1,315
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.500%	11/1/45	1,110	1,258
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/35	1,000	1,109
	South Carolina Jobs-Economic Development Authority Retirement Community Revenue	5.250%	11/15/28	500	502
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/37	1,000	1,100
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,141
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,296
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,013
	South Carolina Public Service Authority Revenue	5.250%	12/1/34	1,500	1,688
	South Carolina Public Service Authority Revenue	4.000%	12/1/35	1,500	1,517
	South Carolina Public Service Authority Revenue	4.000%	12/1/36	1,500	1,512
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	2,500	2,510
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	999
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,220	1,219
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,378
[4]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	551
[7]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,020
					60,519
South Dakota (0.1%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,414
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,028
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,130
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/51	825	800
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/52	1,350	1,302
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/54	180	191
	South Dakota State Building Authority Revenue	5.000%	6/1/37	1,000	1,035
					10,900
Tennessee (0.8%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,016
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,037
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,648
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/35	1,000	1,040
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,737
	Knox County TN GO	3.000%	6/1/37	3,580	3,266
	Knox County TN GO	4.000%	6/1/38	3,645	3,727
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,023
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	942
	Memphis TN GO	4.000%	6/1/31	1,000	1,007
	Memphis TN GO	4.000%	5/1/35	5,685	5,764
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	545
	Memphis-Shelby County TN Industrial Development Board Revenue	5.000%	11/1/27	1,000	1,037
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/37	840	873
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/37	600	697
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/38	750	866

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/36	1,525	1,592
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	1,450	1,457
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	207
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	5/1/39	750	814
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	1,000	1,056
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	306
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	3.000%	7/1/39	3,500	3,094
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	1,430	1,540
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/40	860	950
[18]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	272
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care)	5.250%	9/1/34	1,910	2,143
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care) PUT	5.000%	9/1/29	1,000	1,054
[2,5]	Sullivan County Health Educational & Housing Facilities Revenue TOB VRDO	4.990%	7/1/24	405	405
[2]	Tennergy Corp. TN Gas Revenue Prere.	5.000%	10/1/24	5,340	5,358
[8]	Tennergy Corp. TN Gas Revenue PUT	0.000%	12/1/29	7,090	7,452
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/30	3,135	3,350
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	916
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,060
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,203
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	520	520
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/28	5,240	5,447
	Tennessee GO	4.000%	8/1/28	4,850	4,873
	Tennessee GO Prere.	5.000%	8/1/25	1,000	1,019
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	1,055	1,040
	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/54	995	1,054
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	11
	Williamson County TN Industrial Development Board Multifamily housing Revenue PUT	5.000%	5/1/27	510	520
					76,938
Texas (7.6%)
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/28	1,000	1,064
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,302
[19]	Aldine TX Independent School District GO	4.000%	2/15/34	1,350	1,363
[19]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,065
[19]	Andrews Independent School District GO	5.000%	2/15/28	1,025	1,089
[19]	Angleton TX Independent School District Unlimited Tax Bonds GO	4.000%	2/15/44	1,000	996
[19]	Arlington Independent School District GO	5.000%	2/15/25	1,255	1,267
[19]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	608
[19]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,100
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	321
[7]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,219
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,533
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,165
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,298
	Austin TX Community College District GO	4.000%	8/1/30	1,845	1,865
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,015
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/44	1,000	1,053
	Austin TX Independent School District GO	5.000%	8/1/28	1,000	1,073
[19]	Austin TX Independent School District GO	5.000%	8/1/36	1,020	1,184
[19]	Austin TX Independent School District GO	5.000%	8/1/40	1,040	1,156
[19]	Austin TX Independent School District GO	5.000%	8/1/41	2,265	2,506
[19]	Austin TX Independent School District GO	5.000%	8/1/42	1,810	1,993
[19]	Austin TX Independent School District GO	4.000%	8/1/43	3,750	3,770
[19]	Austin TX Independent School District GO	4.000%	8/1/44	1,610	1,610
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	4,995	5,167
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/36	1,000	1,136
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,030
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/38	1,675	1,888
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/42	2,500	2,800
[19]	Barbers Hill Independent School District GO	4.000%	2/15/41	1,690	1,727
[19]	Bastrop Independent School District GO	5.000%	2/15/42	4,115	4,526
	Bexar County TX GO	4.000%	6/15/36	3,070	3,091
[19]	Birdville Independent School District GO	5.000%	2/15/43	2,500	2,738

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Boerne TX Independent School District GO PUT	4.000%	2/1/28	1,170	1,198
[19]	Bonham Independent School District GO	5.000%	2/15/42	1,325	1,447
[19]	Brock TX Independent School District GO	5.000%	8/15/39	1,000	1,104
[8,19]	Canutillo TX Independent School District GO	5.000%	2/15/41	650	723
[8,19]	Canutillo TX Independent School District GO	5.000%	2/15/42	800	886
[8,19]	Canutillo TX Independent School District GO	5.000%	2/15/43	835	920
[8,19]	Canutillo TX Independent School District GO	5.000%	2/15/44	500	549
[2,5]	Capital Area Housing Finance Corp. TX Multifamily Revenue TOB VRDO	4.920%	7/1/24	21,600	21,600
[19]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/29	1,285	1,390
[19]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/39	1,000	899
[19]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/40	2,170	2,414
[9]	Cedar Hill TX Independent School District GO	0.000%	8/15/26	1,000	924
	Celina TX Tax & Waterworks & Sewer System GO	5.000%	9/1/37	500	561
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	98
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	880	830
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,137
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,920
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/35	1,000	1,028
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,118
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	393
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	879
[19]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	945
[19]	Clear Creek TX Independent School District GO PUT	0.280%	8/15/24	500	498
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	1,020	1,094
[19]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	669
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	1,500	1,494
[19]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	721
[19]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/44	1,705	1,667
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,565
	Collin County TX GO	5.000%	2/15/27	3,900	4,083
	Collin County TX GO	5.000%	2/15/28	1,450	1,545
[2,5]	Collin County TX Housing Finance Corp. Multifamily Revenue TOB VRDO	4.920%	7/1/24	3,900	3,900
[19]	Comal TX Independent School District GO	3.000%	2/1/41	1,000	876
[19]	Community TX Independent School District Bonds GO	5.000%	2/15/38	1,370	1,498
	Conroe TX GO	5.000%	11/15/41	410	450
[19]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/38	3,000	2,435
[19]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/43	3,000	3,326
[19]	Conroe TX Independent School District Unlimited Tax Refunding Bonds GO	5.000%	2/15/27	560	586
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	282
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/31	300	334
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/34	725	815
	Corpus Christi TX Utility System Revenue	5.000%	7/15/32	500	508
[8,19]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/28	1,000	1,063
[8,19]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/29	2,000	2,162
[19]	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/34	1,000	1,003
	Dallas County TX Hospital District GO	4.000%	8/15/33	2,000	1,989
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,258
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	1,670	1,712
	Dallas TX GO	4.000%	2/15/39	6,250	6,306
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	998
[19]	Dallas TX Independent School District GO	5.000%	2/15/28	1,985	2,112
[19]	Dallas TX Independent School District GO Prere.	5.000%	2/15/25	2,200	2,222
	Dallas TX Waterworks & Sewer System Revenue	3.000%	10/1/37	2,145	2,000
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,026
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	2,070
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	1,000	1,125
[19]	Denison TX Independent School District GO	5.000%	8/1/26	1,600	1,656
	Denton County TX Housing Finance Corp. Multifamily Housing Revenue PUT	5.000%	2/1/25	750	754
	Denton TX GO	4.000%	2/15/42	160	157
	Denton TX GO	4.000%	2/15/44	3,000	2,913
[19]	Denton TX Independent School District GO	5.000%	8/15/41	1,000	1,115
[19]	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/40	1,125	1,257
[19]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,033
[19]	Eagle Pass TX Independent School District GO	4.000%	8/15/33	1,185	1,194
	El Paso TX GO	5.000%	8/15/27	1,000	1,027
	El Paso TX GO	5.000%	8/15/28	750	800
	El Paso TX GO	4.000%	8/15/34	1,000	1,019
	El Paso TX GO	3.000%	8/15/37	765	681
[19]	El Paso TX Independent School District GO	5.000%	8/15/42	1,250	1,275

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX Municipal Drain Utilities System Revenue	4.000%	3/1/43	1,670	1,645
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/36	7,000	7,603
[5]	Fate TX Special assessment Bonds Improvement Revenue	4.500%	8/15/31	500	488
[7]	Forney TX Independent School District GO	0.000%	8/15/42	1,000	434
[7]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/35	435	391
	Fort Bend County TX Unlimited Tax Road GO	4.000%	3/1/33	1,000	1,011
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/34	1,650	1,686
[19]	Fort Bend TX Independent School District GO	5.000%	8/15/38	1,980	2,236
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,127
	Fort Worth TX GO	4.000%	3/1/41	2,445	2,445
	Fort Worth TX GO	4.000%	3/1/43	2,445	2,390
[19]	Frisco TX Independent School District GO	0.000%	8/15/26	3,620	3,364
[19]	Frisco TX Independent School District GO	3.000%	2/15/37	2,500	2,332
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,439
	Frisco TX Refunding & Improvement GO	4.000%	2/15/40	1,000	1,018
[19]	Galveston TX Independent School District GO	5.000%	2/1/36	1,500	1,629
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	719
	Garland TX GO	5.000%	2/15/40	1,325	1,485
[19]	Garland TX Independent School District GO	5.000%	2/15/41	1,500	1,662
	Garland TX Water & Sewer System Revenue	5.000%	3/1/38	1,140	1,202
[19]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/39	3,000	2,730
[7]	Georgetown TX Utility System Revenue	5.000%	8/15/27	635	668
[7]	Georgetown TX Utility System Revenue	5.000%	8/15/39	1,655	1,850
[7]	Georgetown TX Utility System Revenue	5.000%	8/15/40	2,320	2,547
[19]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/39	1,000	1,111
[19]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/26	400	376
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.050%	10/1/30	1,550	1,668
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,062
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/43	2,580	2,678
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	4/1/28	1,400	1,471
	Grand Prairie TX Combination Tax GO	4.000%	2/15/35	1,245	1,252
[19]	Granger TX Independent School District GO	5.000%	2/15/42	4,885	5,220
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	823
[4]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/37	1,000	1,106
[19]	Greenwood TX Independent School District GO	4.000%	2/15/40	9,050	9,151
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	200
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	140
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	129
[7]	Harlandale TX Independent School District GO PUT	2.000%	8/15/24	90	90
	Harris County Flood Control District GO	4.000%	9/15/41	1,000	1,010
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/31	1,000	1,108
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/34	1,100	1,255
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	865
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,052
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,321
	Harris County TX Flood Control Improvement GO	4.000%	9/15/42	3,500	3,521
	Harris County TX GO	5.000%	10/1/36	1,200	1,221
	Harris County TX GO	5.000%	10/1/40	2,470	2,503
	Harris County TX GO	4.000%	9/15/41	1,740	1,760
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	4,495	4,545
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/40	1,500	1,696
	Harris County TX Toll Road First Lien Revenue	4.000%	8/15/43	1,035	1,015
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/44	1,275	1,416
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,725
[9]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/28	2,950	2,458
[9]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/31	2,500	1,828
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,011
	Hidalgo County TX Drain District No. 1 GO	4.125%	9/1/39	500	508
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	881
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	839
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	370
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,199
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,806
	Houston TX GO	5.000%	3/1/27	1,000	1,045
	Houston TX GO	4.000%	3/1/35	1,500	1,506
	Houston TX GO	5.250%	3/1/41	1,000	1,120
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	472
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,072

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Houston TX Housing Finance Corp. Revenue PUT	4.000%	10/1/24	1,000	1,000
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/36	1,010	915
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,406
	Houston TX Utility System Revenue	5.000%	11/15/26	400	417
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,006
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	986
[19]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/42	2,615	2,645
	Irving TX GO	5.000%	9/15/27	1,425	1,506
[19]	Jacksboro TX Independent School District GO	5.000%	2/15/37	2,550	2,899
[19]	Katy TX Independent School District GO	5.000%	2/15/28	2,355	2,502
[19]	Katy TX Independent School District GO	4.000%	2/15/42	1,020	1,030
[8,19]	Katy TX Independent School District GO	5.000%	2/15/44	1,315	1,442
[19]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,235
	Laguna-Madre Water District GO	4.000%	3/1/42	3,205	3,111
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	433
	Lake Worth TX Combination TAX GO	4.000%	8/15/43	1,775	1,751
[19]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,373
[19]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/41	1,000	1,105
[19]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/43	1,000	1,095
	Laredo TX Combination Tax GO	5.000%	2/15/36	1,000	1,126
	Laredo TX Combination Tax GO	4.125%	2/15/41	1,000	1,006
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,001
[7]	Laredo TX Community College District Revenue	4.000%	8/1/34	1,820	1,805
[19]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,636
	Lewisville TX GO	5.000%	2/15/27	3,140	3,281
[19]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	3,890
[19]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/41	2,635	2,875
[19]	Llano TX Independent School District GO	5.000%	2/15/29	1,500	1,622
	Lone Star College System TX GO	5.000%	2/15/28	5,500	5,647
	Lone Star College System TX GO	5.000%	2/15/29	1,555	1,596
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/42	1,000	1,096
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/28	2,000	2,085
[4]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/39	1,250	1,389
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/41	3,095	3,343
[4]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/43	1,600	1,578
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/44	1,000	1,028
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,213
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,001
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,182
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,181
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/41	1,000	1,107
[4]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/38	1,750	1,925
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,687
	Lubbock TX GO	4.000%	2/15/42	1,490	1,488
	Manor TX Combination Tax GO	5.000%	8/15/41	1,280	1,423
	Manor TX Combination Tax GO	5.000%	8/15/42	1,200	1,327
	McKinney TX GO	3.750%	8/15/36	1,090	1,108
	McKinney TX GO	3.875%	8/15/38	880	888
	McKinney TX GO	4.000%	8/15/43	1,000	1,003
[19]	McKinney TX Independent School District GO	5.000%	2/15/31	3,475	3,506
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	441
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	761
[6]	Mesquite TX Health Facilities Development Corp. Retirement Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	74	1
	Midland County TX GO	4.000%	2/15/41	3,010	3,024
[19]	Midland TX Independent School District GO	4.000%	2/15/40	1,000	1,018
[19]	Midland TX Independent School District GO	4.000%	2/15/42	2,145	2,167
[19]	Midland TX Independent School District GO	4.000%	2/15/44	3,000	3,009
[19]	Midlothian TX Independent School District GO Prere.	2.000%	8/1/24	325	325
[19]	Midlothian TX Independent School District GO PUT	2.000%	8/1/24	680	679
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/35	5,730	6,073
[19]	Montgomery TX Independent School District GO	5.000%	2/15/28	2,140	2,160

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	New Caney TX Independent School District GO	5.000%	2/15/34	1,315	1,519
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,084
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,023
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	890
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Windhaven Project)	4.500%	10/1/26	500	498
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	243
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,439
[7]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/33	500	517
[7]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	684
[7]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	529
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,521
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/27	6,335	6,690
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,066
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,064
[12]	North Texas Tollway Authority Revenue	0.000%	1/1/30	1,000	828
[12]	North Texas Tollway Authority Revenue	0.000%	1/1/31	1,000	800
[12]	North Texas Tollway Authority Revenue	0.000%	1/1/32	3,055	2,356
[12]	North Texas Tollway Authority Revenue	0.000%	1/1/33	1,000	743
[12]	North Texas Tollway Authority Revenue	0.000%	1/1/34	1,500	1,073
[12]	North Texas Tollway Authority Revenue	0.000%	1/1/35	1,500	1,032
[12]	North Texas Tollway Authority Revenue	0.000%	1/1/36	1,000	658
	North Texas Tollway Authority Revenue	5.000%	1/1/43	1,625	1,685
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,000	1,025
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,075	1,120
[12]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	886
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,252
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,005
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	1,829
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,200	1,344
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,507
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,738
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,065
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,014
[4]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,526
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,036
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,265
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,057
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	1,000	1,103
	North Texas Tollway Authority System Revenue	4.125%	1/1/40	1,000	1,009
	North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,000	1,096
	North Texas Tollway Authority System Revenue	5.000%	1/1/41	1,000	1,102
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/31	1,250	623
[19]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,188
[19]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,310
[19]	Northside TX Independent School District GO	5.000%	8/15/41	1,575	1,760
[19]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	974
[19]	Northside TX Independent School District GO PUT	3.000%	8/1/26	2,855	2,812
[19]	Northside TX Independent School District GO PUT	2.000%	6/1/27	2,000	1,894
[19]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,009
[19]	Northwest Independent School District Texas GO	5.000%	2/15/41	1,200	1,320
[19]	Northwest Independent School District Texas GO	4.000%	2/15/43	1,450	1,460
[19]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	1,775
	Odessa TX Combination Tax GO	3.000%	3/1/38	1,255	1,070
[19]	Palestine Independent School District GO	5.000%	2/15/29	1,860	1,914
[19]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,104
	Pasadena TX GO	4.000%	2/15/28	1,000	1,001
	Pearland TX GO	4.000%	3/1/32	1,095	1,102
	Pearland TX GO	4.000%	3/1/33	910	915
[7]	Pearland TX GO	5.000%	9/1/33	510	574
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	242
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	343
	Pflugerville TX Combination Tax GO	4.000%	8/1/40	1,280	1,276
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,254
[19]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,616

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Plano Independent School District GO	4.000%	2/15/34	5,620	5,631
	Plano TX GO	5.000%	9/1/26	1,185	1,230
	Plano TX GO	5.000%	9/1/28	1,305	1,402
	Plano TX GO	3.200%	9/1/34	1,410	1,356
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/28	1,350	1,447
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/42	1,000	1,100
[19]	Prosper TX Independent School District GO	3.000%	2/15/40	3,940	3,525
[19]	Richardson Independent School District GO	5.000%	2/15/36	1,590	1,790
[19]	Richardson Independent School District GO	5.000%	2/15/37	1,850	2,073
[19]	Richardson Independent School District GO	5.000%	2/15/39	4,500	4,996
	Richardson TX GO	4.000%	2/15/42	1,860	1,865
	San Angelo TX Combination Tax Ltd. Surplus GO	4.000%	2/15/42	2,000	1,999
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	517
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,030
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,500	2,737
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	1,280	1,227
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,258
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	2,000	2,184
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,040
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/41	1,000	1,113
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/43	1,000	987
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/44	1,120	1,231
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/46	1,500	1,589
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	137
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/26	1,000	1,000
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	925
	San Antonio TX GO	5.000%	2/1/26	1,000	1,009
[19]	San Antonio TX Independent School District GO	5.000%	8/1/25	1,130	1,152
[19]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,319
[19]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,524
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/35	3,000	3,359
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/37	3,000	3,336
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,123
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,031
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,751
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,522
[19]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/37	1,755	1,947
[19]	Sherman TX Independent School District GO	5.000%	2/15/28	270	287
	Smith County TX GO	5.000%	8/15/43	3,000	3,249
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,357
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	5.000%	10/1/36	1,250	1,435
[19]	Southwest TX Independent School District GO	3.000%	2/1/36	1,250	1,162
[19]	Spring TX Independent School District GO	5.000%	2/1/28	1,690	1,796
[19]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,019
[19]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,412
[19]	Spring TX Independent School District GO	4.000%	2/1/43	3,070	3,079
	Sugar Land TX GO	5.000%	2/15/26	510	523
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/15/26	1,000	1,025
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	11/15/30	2,265	2,450
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/32	2,180	2,416
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/29	1,000	1,071
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/32	3,000	3,313
	Tarrant County TX GO	5.000%	7/15/33	600	674
	Tarrant County TX GO	4.000%	7/15/41	1,000	1,006
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/26	2,680	2,770
[19]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,427
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/53	965	1,022
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	970	1,021
	Texas GO	5.000%	10/1/36	1,225	1,244
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/24	580	582
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/26	85	87
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/28	2,475	2,541
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/29	4,235	4,372
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	960	996
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	1,390	1,449
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue	5.500%	1/1/34	1,895	2,113
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/30	10,575	11,329
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/34	5,125	5,723

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	909
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,000	3,055
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	2,034
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	1,012
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	1,986
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,201
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	999
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,070
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/32	1,000	1,068
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	1,000	1,066
[7]	Texas Public Finance Authority Revenue	5.250%	5/1/37	500	547
[10]	Texas State Turnpike Authority Central System Revenue	0.000%	8/15/28	1,800	1,534
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,694
	Texas State Water Financial Assistance GO	5.000%	8/1/29	3,695	3,851
	Texas Transportation Commission GO	5.000%	4/1/29	2,430	2,636
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,529
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,053
	Texas Transportation Commission GO	5.000%	10/1/36	4,900	5,105
	Texas Transportation Commission GO	5.000%	4/1/40	1,000	1,124
	Texas Transportation Commission GO	5.000%	4/1/41	1,120	1,251
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,472
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,780
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	526
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,461
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,000	1,069
	Texas Water Development Board Revenue	5.000%	10/15/28	1,500	1,613
	Texas Water Development Board Revenue	5.000%	10/15/31	5,795	5,887
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,143
	Texas Water Development Board Revenue	4.000%	10/15/34	1,305	1,325
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,921
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,205
	Texas Water Development Board Revenue	4.700%	10/15/41	2,000	2,146
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/32	2,070	2,203
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/33	2,000	2,011
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/34	2,500	2,571
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/36	2,250	2,435
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	3,045	2,750
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/43	3,535	3,690
	Tomball TX Combination Tax GO	4.500%	2/15/42	1,290	1,330
[19]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/43	1,000	978
	Travis TX GO	5.000%	3/1/27	1,545	1,586
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,032
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	260
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,307
	Trinity River Authority Revenue (Tarrant County Water Project)	5.000%	2/1/37	625	703
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/29	1,190	1,294
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,129
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	2,961
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,851
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,533
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,593
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,121
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,325
	University of Texas Financing System Bonds Revenue	2.000%	8/15/36	750	583
	University of Texas Financing System Bonds Revenue	5.000%	8/15/40	1,500	1,781
	University of Texas Financing System Revenue	5.000%	3/15/39	1,205	1,363
	University of Texas Financing System Revenue	5.000%	3/15/42	1,500	1,669
	University of Texas Financing System Revenue	5.000%	3/15/44	1,000	1,103
	University of Texas Permanent University Fund Revenue	5.000%	7/1/34	1,295	1,512
	University of Texas Permanent University Fund Revenue	5.000%	7/1/40	3,200	3,602
	Waco TX Combination Tax GO	5.000%	2/1/32	825	927
	Waco TX Combination Tax GO	5.000%	2/1/33	1,000	1,138

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waco TX Combination Tax GO	5.000%	2/1/43	2,000	2,207
[19]	Waco TX Independent School District GO	4.000%	8/15/42	915	921
[19]	Waxahachie TX Independent School District GO	5.000%	2/15/33	1,000	1,143
[19]	Weslaco TX Independent School District GO	5.000%	2/15/41	1,000	1,119
[7]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,294
[7]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	274
[19]	Whitehouse TX Independent School District GO	5.000%	2/15/42	1,250	1,287
	Williamson County TX GO	5.000%	2/15/28	2,000	2,133
	Williamson County TX GO	4.000%	2/15/43	2,820	2,825
[19]	Wylie TX Independent School District GO	5.000%	2/15/26	200	206
					740,224
Utah (0.4%)
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,464
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,013
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/37	1,400	1,493
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	2,490	2,626
	Intermountain UT Power Agency Supply Revenue	4.000%	7/1/36	2,310	2,406
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,210
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/40	2,000	2,217
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/41	1,105	1,203
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/42	2,500	2,715
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	759
	Jordan Valley UT Water Conservancy District Revenue	5.000%	10/1/42	800	873
	Nebo UT School District GO	5.000%	7/1/28	5,000	5,365
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	796
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	900
	Utah Housing Corp. Single Family Mortgage Revenue	6.000%	7/1/54	1,050	1,154
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,064
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	1,000	1,117
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,000	1,016
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,305
[4]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/33	150	155
[4]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	129
					36,980
Vermont (0.1%)
	University of Vermont & State Agricultural College Revenue	5.000%	10/1/38	1,000	1,166
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,033
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	972
	Vermont GO	4.000%	8/15/42	1,000	1,009
[2,5]	Vermont Housing Finance Agency Multifamily Revenue Bonds (Heritage Lane Shops Project) TOB VRDO	4.920%	7/1/24	6,625	6,625
					10,805
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/25	45	46
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/26	115	117
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/27	385	397
					560
Virginia (0.7%)
	Arlington County Industrial Development Authority Hospital Facilities Revenue PUT	5.000%	7/1/31	1,000	1,071
	Arlington County VA GO	4.000%	8/1/39	1,195	1,222
	Chesapeake VA Redevelopment & Housing Authority Multifamily Revenue (Forest Cove I Project) PUT	4.500%	7/1/40	1,000	1,002
[5]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	745
	Danville VA GO	4.000%	9/1/27	1,540	1,582
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/36	1,000	1,119
	Fairfax County VA GO	4.000%	10/1/40	2,665	2,741
	Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	1,000	1,003
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/27	2,000	2,105
[5]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	244
[4]	Isle of Wight County VA Economic Development Authority Health System Revenue	5.000%	7/1/37	500	544
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	217
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	761
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	2,425	2,575
	Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,093
	Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,348
	Norfolk VA Redevelopment & Housing Authority Multifamily Housing Revenue PUT	5.000%	5/1/26	1,500	1,521
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,228

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Richmond VA Public Utility Revenue Prere.	5.000%	1/15/26	1,000	1,025
Richmond VA Redevelopment & Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.500%	5/1/40	1,000	1,008
Spotsylvania County VA Public Improvement GO	5.000%	1/15/25	1,150	1,160
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	623
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.750%	9/1/30	1,000	1,039
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	441
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	8,625	8,711
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	5,000	5,143
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,400
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	1,000	1,138
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,096
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/31	4,710	4,722
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,158
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,452
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	5,000	5,046
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,291
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,768
Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/43	1,000	1,109
Virginia Public Building Authority Revenue	5.000%	11/1/31	95	95
Virginia Public Building Authority Revenue	5.000%	8/1/41	1,755	1,996
Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	494
Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	543
York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/27	385	384
				65,963
Washington (2.0%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	828
Chelan County WA Public Utility District No. 1 Consolidated System Revenue	4.000%	7/1/37	1,000	1,013
Energy Northwest Washington Electric Revenue	5.000%	7/1/25	2,500	2,538
Energy Northwest Washington Electric Revenue	5.000%	7/1/27	2,000	2,106
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,242
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/36	1,000	1,148
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38	5,895	6,437
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	4.000%	7/1/42	1,640	1,630
Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/27	1,000	1,027
Grant County Public Hospital District No. 1 GO	5.500%	12/1/41	2,605	2,766
Highline WA King County School District No. 401 GO	5.000%	12/1/37	1,250	1,410
King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/38	1,230	1,126
King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/26	1,815	1,895
King County WA GO	4.000%	12/1/32	1,500	1,506
King County WA GO	4.000%	12/1/34	2,150	2,155
King County WA Housing Authority Revenue	4.500%	1/1/40	1,000	1,020
King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	806
King County WA School District No. 403 Renton GO	4.000%	12/1/40	1,000	1,019
King County WA School District No. 412 Shoreline Unlimited Tax GO	4.000%	12/1/39	1,000	1,021
Pierce County WA Fire Protection District No. 5 GO	4.000%	12/1/41	3,275	3,282
Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/33	2,600	2,723
Pierce County WA School District No. 10 Tacoma Unlimited Tax GO	4.000%	12/1/43	2,585	2,562
Pierce County WA School District No. 3 Puyallup Unlimited Tax GO	5.000%	12/1/36	1,325	1,383
Pierce County WA School District No. 403 Bethel Unlimited Tax GO	5.000%	12/1/43	1,650	1,834
Seattle WA Ltd. Tax GO	5.000%	11/1/27	2,180	2,316
Seattle WA Water System Improvement Revenue	4.000%	8/1/32	3,020	3,054
Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,014
Snoqualmie Valley WA King County School District No. 410 GO	5.000%	12/1/33	3,150	3,192
Tacoma WA Electric System Revenue	5.000%	1/1/37	500	572
University of Washington Revenue PUT	4.000%	8/1/27	2,435	2,462
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/26	5,000	5,075
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/27	1,000	1,053
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,008
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,245	1,313

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,489
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/37	4,045	4,674
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/38	4,560	5,243
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/39	2,400	2,738
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/40	2,630	2,826
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/40	1,000	1,133
	Washington GO	5.000%	8/1/27	1,000	1,018
	Washington GO	5.000%	8/1/27	2,745	2,900
	Washington GO	4.000%	7/1/28	5,000	5,159
	Washington GO	5.000%	7/1/28	2,000	2,016
	Washington GO	5.000%	8/1/28	2,185	2,348
	Washington GO	5.000%	7/1/30	1,100	1,108
	Washington GO	5.000%	7/1/32	1,250	1,259
	Washington GO	5.000%	8/1/34	1,750	1,776
	Washington GO	5.000%	2/1/35	5,000	5,185
	Washington GO	5.000%	8/1/35	1,000	1,045
	Washington GO	5.000%	2/1/36	5,000	5,180
	Washington GO	5.000%	8/1/36	2,150	2,296
	Washington GO	5.000%	8/1/38	2,070	2,196
	Washington GO	5.000%	2/1/39	2,000	2,135
	Washington GO	5.000%	8/1/42	5,015	5,510
	Washington GO	5.000%	8/1/43	2,000	2,095
	Washington GO	5.000%	8/1/43	1,460	1,567
[8]	Washington GO	5.000%	8/1/44	5,000	5,545
	Washington GO	5.000%	2/1/45	5,000	5,504
[8]	Washington GO	5.000%	8/1/46	5,000	5,507
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,775
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,868
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,690	1,801
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,000
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,036
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,022
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	880
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/33	6,985	7,264
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	983
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	708
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/30	925	922
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	4,025	3,974
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	265
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/37	855	914
	Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/30	5,000	5,016
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/35	5,905	5,367
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.375%	4/20/37	1,991	1,782
[5]	Washington State Housing Finance Commission Nonprofit Revenue	5.125%	7/1/33	740	794
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/33	2,545	2,774
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/38	2,015	2,178
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.500%	7/1/44	2,000	2,178
	Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/28	1,580	1,696
	Whitman County WA School District No. 267 Pullman GO	5.000%	12/1/29	715	785
					193,970
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,229
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,547
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.375%	6/15/28	500	491
	West Virginia GO	5.000%	12/1/35	1,000	1,058
	West Virginia GO	5.000%	6/1/36	1,000	1,058
	West Virginia GO	5.000%	6/1/38	2,500	2,673
	West Virginia GO	5.000%	12/1/43	3,920	4,122
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,362
	West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/39	1,300	1,409
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	865	864
	West Virginia Hospital Finance Authority Revenue	5.000%	1/1/34	1,180	1,182
	West Virginia Hospital Finance Authority Revenue	5.750%	9/1/43	1,000	1,132

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	899
					19,026
Wisconsin (0.9%)
[8]	Central Brown County Water Authority System Revenue	5.000%	11/1/27	2,000	2,112
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	1,842
	Madison WI GO	4.000%	10/1/26	1,500	1,527
	Milwaukee WI GO	5.000%	4/1/26	1,935	1,979
[7]	Milwaukee WI GO	5.000%	4/1/27	1,000	1,041
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,169
	New Richmond WI School District GO	5.000%	4/1/32	325	363
	Oshkosh WI GO	4.250%	6/1/41	1,000	1,019
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	309
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/28	1,000	1,063
	Public Finance Authority Revenue PUT	4.000%	7/1/26	1,900	1,885
[5]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	361
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	1,000	986
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	1,160	1,143
[7]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/34	1,000	1,121
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	2,345	2,352
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	682
	Public Finance Authority WI Educational Facilities Revenue (Lenoir-Rhyne University)	5.000%	4/1/33	1,405	1,469
[5]	Public Finance Authority WI Tax Increment Revenue (Miami Worldcenter Project)	5.000%	6/1/41	1,000	1,012
	Public Finance Authority WI Tax-Exempt Revenue PUT	4.000%	2/1/27	2,600	2,574
[7]	Racine WI Unified School District GO	5.000%	4/1/39	1,600	1,764
	Waunakee WI Community School District GO	3.250%	4/1/28	4,000	3,882
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	825
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	641
	Wisconsin GO	4.000%	5/1/33	1,665	1,689
	Wisconsin GO	5.000%	5/1/36	5,000	5,752
[8]	Wisconsin GO	5.000%	5/1/36	1,300	1,471
	Wisconsin GO	5.000%	5/1/38	1,740	1,828
[5]	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	2/15/26	1,000	1,007
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	11/15/35	5,000	5,119
	Wisconsin Health & Educational Facilities Authority Revenue	4.000%	4/1/38	2,245	2,232
	Wisconsin Health & Educational Facilities Authority Revenue	5.250%	8/15/39	1,415	1,494
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	6/22/29	1,000	1,072
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	10/3/34	1,250	1,355
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	6/24/26	1,100	1,124
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	7/29/26	1,005	1,028
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,101
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,536
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,316
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,671
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/37	600	652
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/41	1,875	2,000
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,008
[8]	Wisconsin Health & Educational Facilities Authority Revenue (MarshField Clinic Health System)	5.000%	2/15/32	1,000	1,072
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	775	730
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,556
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	4.050%	9/1/39	1,450	1,443
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/55	1,000	1,085
	Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/26	1,365	1,360
	Wisconsin Housing & Economic Development Authority Multifamily Revenue PUT	5.000%	8/1/26	1,000	1,019
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	745
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	779
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,101
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	954
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	393
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	287
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	435

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/24	2,755	2,755
					84,290
Wyoming (0.0%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	132
	Wyoming Community Development Authority Housing Revenue	5.750%	6/1/53	185	195
[7]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,046
					1,373
Total Tax-Exempt Municipal Bonds (Cost $5,228,754)					5,159,614
Total Investments (99.7%) (Cost $6,452,676)					9,757,654
Other Assets and Liabilities—Net (0.3%)					29,251
Net Assets (100%)					9,786,905
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $230,099,000, representing 2.4% of net assets.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
18	Step bond.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	439	121,197	—
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $6,452,676)	9,757,654
Investment in Vanguard	281
Cash	89,093
Cash Collateral Pledged—Futures Contracts	5,080
Receivables for Accrued Income	60,656
Receivables for Capital Shares Issued	2,998
Total Assets	9,915,762
Liabilities
Payables for Investment Securities Purchased	126,107
Payables for Capital Shares Redeemed	1,862
Payables to Vanguard	361
Variation Margin Payable—Futures Contracts	527
Total Liabilities	128,857
Net Assets	9,786,905
At June 30, 2024, net assets consisted of:

Paid-in Capital	6,663,439
Total Distributable Earnings (Loss)	3,123,466
Net Assets	9,786,905

Net Assets
Applicable to 224,628,281 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,786,905
Net Asset Value Per Share	$43.57
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1,2]	27,559
Interest	76,429
Total Income	103,988
Expenses
The Vanguard Group—Note B
Investment Advisory Services	86
Management and Administrative	3,862
Marketing and Distribution	195
Custodian Fees	23
Shareholders’ Reports	40
Trustees’ Fees and Expenses	3
Other Expenses	7
Total Expenses	4,216
Net Investment Income	99,772
Realized Net Gain (Loss)
Investment Securities Sold[1]	29,942
Futures Contracts	7,331
Realized Net Gain (Loss)	37,273
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	491,658
Futures Contracts	(287)
Change in Unrealized Appreciation (Depreciation)	491,371
Net Increase (Decrease) in Net Assets Resulting from Operations	628,416
1	Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated company of the fund were $150,000, $372,000, and ($614,000), respectively. Purchases and sales were $6,202,000 and $31,108,000, respectively.
2	Dividends are net of foreign withholding taxes of $2,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	99,772	174,017
Realized Net Gain (Loss)	37,273	(35,636)
Change in Unrealized Appreciation (Depreciation)	491,371	1,065,961
Net Increase (Decrease) in Net Assets Resulting from Operations	628,416	1,204,342
Distributions
Total Distributions	(102,054)	(172,284)
Capital Share Transactions
Issued	501,677	980,337
Issued in Lieu of Cash Distributions	83,430	141,689
Redeemed	(343,529)	(864,033)
Net Increase (Decrease) from Capital Share Transactions	241,578	257,993
Total Increase (Decrease)	767,940	1,290,051
Net Assets
Beginning of Period	9,018,965	7,728,914
End of Period	9,786,905	9,018,965
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$41.19	$36.39	$42.43	$38.06	$34.25	$29.65
Investment Operations
Net Investment Income[1]	.450	.808	.673	.620	.658	.701
Net Realized and Unrealized Gain (Loss) on Investments	2.388	4.790	(6.040)	4.335	3.808	4.603
Total from Investment Operations	2.838	5.598	(5.367)	4.955	4.466	5.304
Distributions
Dividends from Net Investment Income[2]	(.458)	(.798)	(.673)	(.585)	(.656)	(.704)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.458)	(.798)	(.673)	(.585)	(.656)	(.704)
Net Asset Value, End of Period	$43.57	$41.19	$36.39	$42.43	$38.06	$34.25
Total Return[3]	6.90%	15.53%	-12.66%	13.10%	13.30%	18.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,787	$9,019	$7,729	$8,816	$6,859	$5,809
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.14%	2.09%	1.78%	1.53%	1.90%	2.16%
Portfolio Turnover Rate	12%	23%	22%[4]	6%[4]	20%[4]	12%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The tax character of distributions is determined at fiscal year-end. Tax-exempt dividends represent 68%, 63%, 63%, 62%, and 61% of dividends from net investment income for the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest

Tax-Managed Balanced Fund
income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $281,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,598,040	—	—	4,598,040
Tax-Exempt Municipal Bonds	—	5,159,614	—	5,159,614
Total	4,598,040	5,159,614	—	9,757,654

Derivative Financial Instruments
Assets
Futures Contracts[1]	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,452,721
Gross Unrealized Appreciation	3,416,049
Gross Unrealized Depreciation	(111,116)
Net Unrealized Appreciation (Depreciation)	3,304,933
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $219,953,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $1,416,032,000 of investment securities and sold $1,085,803,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $20,900,000 and sales were $46,650,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Tax-Managed Balanced Fund
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	11,845	25,347
Issued in Lieu of Cash Distributions	1,927	3,642
Redeemed	(8,102)	(22,438)
Net Increase (Decrease) in Shares Outstanding	5,670	6,551
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.7%)
	Linde plc	206,209	90,487
	Freeport-McMoRan Inc.	587,143	28,535
	Ecolab Inc.	114,156	27,169
	Nucor Corp.	128,116	20,253
	Air Products and Chemicals Inc.	67,704	17,471
	Fastenal Co.	263,621	16,566
	Southern Copper Corp.	142,584	15,362
	Alcoa Corp.	363,031	14,441
	Newmont Corp.	308,907	12,934
	Reliance Inc.	44,284	12,647
	Celanese Corp. Class A	92,290	12,449
	LyondellBasell Industries NV Class A	123,534	11,817
	Albemarle Corp.	94,371	9,014
	Steel Dynamics Inc.	65,141	8,436
	Mosaic Co.	267,249	7,723
	FMC Corp.	132,899	7,648
	United States Steel Corp.	133,040	5,029
	Element Solutions Inc.	184,979	5,017
	Royal Gold Inc.	31,085	3,891
	Avery Dennison Corp.	17,523	3,831
*	RBC Bearings Inc.	14,101	3,804
	Scotts Miracle-Gro Co.	50,397	3,279
	Westlake Corp.	19,366	2,805
	CF Industries Holdings Inc.	36,676	2,718
	International Flavors & Fragrances Inc.	27,485	2,617
	Hexcel Corp.	34,752	2,170
	Eastman Chemical Co.	19,944	1,954
	International Paper Co.	43,887	1,894
	Ashland Inc.	5,241	495
*	Cleveland-Cliffs Inc.	28,115	433
*	Valvoline Inc.	9,808	424
	Sylvamo Corp.	5,000	343
	Timken Co.	4,165	334
	NewMarket Corp.	329	170
	Chemours Co.	6,035	136
	Olin Corp.	2,815	133
	Huntsman Corp.	3,117	71
			354,500
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	3,965,120	766,259
*	Tesla Inc.	1,022,815	202,395
	Costco Wholesale Corp.	185,494	157,668
	Home Depot Inc.	402,374	138,513
	Walmart Inc.	1,925,328	130,364
*	Netflix Inc.	191,867	129,487
	Walt Disney Co.	754,608	74,925
	McDonald's Corp.	277,959	70,835
	Lowe's Cos. Inc.	281,646	62,092
	Booking Holdings Inc.	14,559	57,676
*	Uber Technologies Inc.	790,553	57,457
*	Copart Inc.	1,056,487	57,219
	TJX Cos. Inc.	409,999	45,141
*	O'Reilly Automotive Inc.	42,454	44,834
	Marriott International Inc. Class A	175,632	42,463
*	AutoZone Inc.	13,881	41,145
	NIKE Inc. Class B	531,632	40,069
	General Motors Co.	855,930	39,767
	Starbucks Corp.	466,201	36,294
*	Chipotle Mexican Grill Inc. Class A	539,250	33,784

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	DR Horton Inc.	213,747	30,123
	Ross Stores Inc.	205,189	29,818
*	NVR Inc.	3,388	25,710
	Target Corp.	169,240	25,054
*	Airbnb Inc. Class A	161,523	24,492
	Delta Air Lines Inc.	515,052	24,434
	PulteGroup Inc.	219,608	24,179
*	Spotify Technology SA	68,771	21,580
	Lennar Corp. Class A	131,493	19,707
	Hilton Worldwide Holdings Inc.	86,666	18,911
	Yum! Brands Inc.	141,497	18,743
	eBay Inc.	343,916	18,475
	Tempur Sealy International Inc.	380,916	18,033
*	Trade Desk Inc. Class A	183,431	17,916
	Electronic Arts Inc.	114,241	15,917
*	Royal Caribbean Cruises Ltd.	98,505	15,705
	Dollar General Corp.	117,878	15,587
*	Dollar Tree Inc.	145,015	15,483
*	United Airlines Holdings Inc.	300,063	14,601
*	AutoNation Inc.	76,885	12,254
	Estee Lauder Cos. Inc. Class A	114,646	12,198
*	Take-Two Interactive Software Inc.	78,407	12,192
	Hyatt Hotels Corp. Class A	77,679	11,801
	PVH Corp.	110,872	11,738
*	Live Nation Entertainment Inc.	122,564	11,489
	Toll Brothers Inc.	94,791	10,918
*	Lululemon Athletica Inc.	35,930	10,732
	Darden Restaurants Inc.	69,221	10,475
	Gentex Corp.	307,752	10,374
*	CarMax Inc.	138,681	10,171
*	BJ's Wholesale Club Holdings Inc.	115,558	10,151
	Fox Corp. Class A	274,795	9,445
*	Coupang Inc.	445,384	9,331
*	Capri Holdings Ltd.	273,924	9,061
*	MGM Resorts International	200,060	8,891
*	Expedia Group Inc.	68,205	8,593
	Southwest Airlines Co.	300,191	8,588
*	Carnival Corp.	414,330	7,756
	Interpublic Group of Cos. Inc.	264,980	7,708
*	Rivian Automotive Inc. Class A	563,827	7,567
*	Liberty Media Corp.-Liberty Formula One Class C	102,072	7,333
*	Deckers Outdoor Corp.	7,250	7,018
*	Burlington Stores Inc.	27,479	6,595
*	Caesars Entertainment Inc.	150,693	5,989
	Tractor Supply Co.	22,161	5,983
*	Ulta Beauty Inc.	14,624	5,643
*	Floor & Decor Holdings Inc. Class A	54,909	5,459
*	DraftKings Inc. Class A	141,777	5,412
*	Norwegian Cruise Line Holdings Ltd.	257,285	4,834
	Omnicom Group Inc.	53,347	4,785
*	Skechers USA Inc. Class A	67,899	4,693
	Hasbro Inc.	79,044	4,624
*	Liberty Media Corp.-Liberty Formula One Class A	71,269	4,578
*	Crocs Inc.	31,299	4,568
*	Coty Inc. Class A	455,346	4,563
	Paramount Global Class B	423,995	4,405
	News Corp. Class A	153,012	4,219
	Ralph Lauren Corp. Class A	23,821	4,170
	Thor Industries Inc.	44,591	4,167
	BorgWarner Inc.	126,676	4,084
*	Five Below Inc.	37,225	4,056
*	Planet Fitness Inc. Class A	53,344	3,926
*	Etsy Inc.	64,873	3,826
	Harley-Davidson Inc.	111,429	3,737
*	Bright Horizons Family Solutions Inc.	33,246	3,660
*	Liberty Media Corp.-Liberty Live Class A	94,390	3,541
	Las Vegas Sands Corp.	79,896	3,535
*	Penn Entertainment Inc.	179,398	3,472
*	Aptiv plc	49,136	3,460
*	Alaska Air Group Inc.	84,269	3,404

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Carvana Co. Class A	25,853	3,328
*	Petco Health & Wellness Co. Inc. Class A	839,927	3,175
	RB Global Inc.	39,397	3,008
	Advance Auto Parts Inc.	45,919	2,908
*	Under Armour Inc. Class C	439,151	2,868
*	Grand Canyon Education Inc.	20,393	2,853
*	Liberty Media Corp.-Liberty SiriusXM	128,394	2,845
*	GameStop Corp. Class A	114,008	2,815
	Ford Motor Co.	221,957	2,783
	Domino's Pizza Inc.	5,269	2,721
	LKQ Corp.	63,573	2,644
*	Ollie's Bargain Outlet Holdings Inc.	25,066	2,461
*	Duolingo Inc. Class A	11,713	2,444
*	elf Beauty Inc.	11,592	2,443
*	Hertz Global Holdings Inc.	687,523	2,427
*	Mister Car Wash Inc.	339,804	2,419
	Williams-Sonoma Inc.	8,405	2,373
	U-Haul Holding Co. (XNYS)	39,075	2,345
*	TripAdvisor Inc.	131,330	2,339
	Pool Corp.	7,523	2,312
*	ROBLOX Corp. Class A	58,883	2,191
	New York Times Co. Class A	41,805	2,141
	Genuine Parts Co.	15,298	2,116
	Service Corp. International	28,703	2,042
*	YETI Holdings Inc.	50,087	1,911
*	Mattel Inc.	111,801	1,818
	Aramark	52,922	1,800
*	Liberty Media Corp.-Liberty Live Class C	46,770	1,790
*	Lyft Inc. Class A	118,444	1,670
	News Corp. Class B	57,885	1,643
	Wynn Resorts Ltd.	18,130	1,623
*	Liberty Media Corp.-Liberty SiriusXM Class A	70,858	1,570
	Lennar Corp. Class B	10,972	1,530
*	Madison Square Garden Sports Corp.	7,890	1,484
	Rollins Inc.	30,069	1,467
*	RH	5,695	1,392
*	Under Armour Inc. Class A	179,577	1,198
	Best Buy Co. Inc.	12,965	1,093
	Phinia Inc.	27,102	1,067
*	Wayfair Inc. Class A	19,812	1,045
*	Cava Group Inc.	10,264	952
*	QuantumScape Corp. Class A	182,413	898
*	Victoria's Secret & Co.	43,979	777
	Nordstrom Inc.	33,855	718
*	U-Haul Holding Co.	10,209	630
	Sirius XM Holdings Inc.	212,048	600
	Garmin Ltd.	3,130	510
	Dick's Sporting Goods Inc.	1,916	412
	Lear Corp.	3,574	408
*	Warner Bros Discovery Inc.	54,063	402
*	Birkenstock Holding plc	6,277	342
	Lithia Motors Inc. Class A	1,257	317
*	Dutch Bros Inc. Class A	6,189	256
*	AMC Entertainment Holdings Inc. Class A	48,575	242
*	Amer Sports Inc.	17,988	226
	Boyd Gaming Corp.	4,055	223
	Nexstar Media Group Inc. Class A	1,249	207
	Choice Hotels International Inc.	1,623	193
	Tapestry Inc.	4,345	186
	H&R Block Inc.	3,338	181
	Paramount Global Class A	8,943	164
	Bath & Body Works Inc.	4,026	157
*	Light & Wonder Inc.	1,473	155
	Gap Inc.	6,331	151
	Wingstop Inc.	343	145
	Polaris Inc.	1,539	121
	Macy's Inc.	5,930	114
	Marriott Vacations Worldwide Corp.	1,218	106
	Wyndham Hotels & Resorts Inc.	1,339	99
	Columbia Sportswear Co.	1,243	98

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Playtika Holding Corp.	12,449	98
	Murphy USA Inc.	200	94
	Vail Resorts Inc.	412	74
	Penske Automotive Group Inc.	479	71
	Texas Roadhouse Inc. Class A	416	71
	VF Corp.	4,364	59
	Carter's Inc.	925	57
	Newell Brands Inc.	8,938	57
	Wendy's Co.	3,368	57
	TKO Group Holdings Inc. Class A	500	54
	Travel + Leisure Co.	1,136	51
	Churchill Downs Inc.	360	50
	Whirlpool Corp.	453	46
	Kohl's Corp.	1,968	45
	SharkNinja Inc.	574	43
	Dillard's Inc. Class A	78	34
	Leggett & Platt Inc.	2,056	24
	Avis Budget Group Inc.	222	23
			3,071,127
Consumer Staples (4.3%)
	Procter & Gamble Co.	997,234	164,464
	Coca-Cola Co.	1,452,975	92,482
	PepsiCo Inc.	524,304	86,473
	Philip Morris International Inc.	418,256	42,382
	McKesson Corp.	66,598	38,896
	Mondelez International Inc. Class A	593,003	38,806
*	Monster Beverage Corp.	740,701	36,998
	Colgate-Palmolive Co.	373,469	36,241
*	Post Holdings Inc.	261,532	27,241
	Cencora Inc.	108,905	24,536
	CVS Health Corp.	385,768	22,783
	Constellation Brands Inc. Class A	82,638	21,261
	Kroger Co.	416,419	20,792
	Church & Dwight Co. Inc.	173,947	18,035
	Hershey Co.	92,394	16,985
	Corteva Inc.	299,196	16,139
	Archer-Daniels-Midland Co.	265,502	16,050
	Keurig Dr Pepper Inc.	438,785	14,655
	Kenvue Inc.	743,778	13,522
	McCormick & Co. Inc. (Non-Voting)	188,820	13,395
	Altria Group Inc.	243,107	11,074
	Casey's General Stores Inc.	28,502	10,875
	Clorox Co.	71,196	9,716
	Tyson Foods Inc. Class A	167,907	9,594
	General Mills Inc.	142,079	8,988
	Brown-Forman Corp. Class B	201,170	8,689
	Lamb Weston Holdings Inc.	98,506	8,282
*	US Foods Holding Corp.	156,099	8,270
	Spectrum Brands Holdings Inc.	91,429	7,857
	Sysco Corp.	97,963	6,994
	Hormel Foods Corp.	218,867	6,673
	Kimberly-Clark Corp.	47,027	6,499
*	Freshpet Inc.	50,189	6,494
	Ingredion Inc.	56,403	6,469
	Bunge Global SA	60,415	6,451
*	Performance Food Group Co.	97,402	6,439
	J M Smucker Co.	53,437	5,827
	Campbell Soup Co.	114,107	5,157
	Molson Coors Beverage Co. Class B	100,788	5,123
*	Pilgrim's Pride Corp.	105,957	4,078
*	Celsius Holdings Inc.	68,347	3,902
	Kraft Heinz Co.	109,303	3,522
	WK Kellogg Co.	202,905	3,340
*	Boston Beer Co. Inc. Class A	9,786	2,985
	Kellanova	27,590	1,591
*	Olaplex Holdings Inc.	835,272	1,286
	Conagra Brands Inc.	6,087	173
*	BellRing Brands Inc.	2,293	131
	Albertsons Cos. Inc. Class A	6,076	120

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Flowers Foods Inc.	4,922	109
	Coca-Cola Consolidated Inc.	77	84
	Reynolds Consumer Products Inc.	2,831	79
	Walgreens Boots Alliance Inc.	3,819	46
			929,053
Energy (3.8%)
	Exxon Mobil Corp.	1,745,488	200,941
	Chevron Corp.	661,545	103,479
	ConocoPhillips	519,475	59,418
	Occidental Petroleum Corp.	578,712	36,476
	Marathon Petroleum Corp.	189,662	32,903
	Cheniere Energy Inc.	176,189	30,803
	Schlumberger NV	645,813	30,469
	EOG Resources Inc.	236,713	29,795
	Valero Energy Corp.	157,343	24,665
	Devon Energy Corp.	506,001	23,984
	Phillips 66	160,831	22,704
	EQT Corp.	502,317	18,576
	Diamondback Energy Inc.	90,717	18,161
	Hess Corp.	118,201	17,437
	Halliburton Co.	489,544	16,537
	NOV Inc.	766,085	14,563
	Baker Hughes Co. Class A	367,000	12,907
*	Antero Resources Corp.	374,123	12,208
	Williams Cos. Inc.	283,640	12,055
	Marathon Oil Corp.	419,787	12,035
	Targa Resources Corp.	93,422	12,031
*	First Solar Inc.	51,002	11,499
	Coterra Energy Inc.	375,240	10,008
*	Southwestern Energy Co.	1,012,997	6,817
	APA Corp.	215,428	6,342
	Texas Pacific Land Corp.	7,434	5,459
	Matador Resources Co.	85,859	5,117
*	Enphase Energy Inc.	44,330	4,420
	Range Resources Corp.	129,963	4,358
	HF Sinclair Corp.	59,671	3,183
	DT Midstream Inc.	42,621	3,027
	Ovintiv Inc.	64,553	3,026
	TechnipFMC plc	105,599	2,761
*	Weatherford International plc	21,610	2,646
	ONEOK Inc.	20,282	1,654
	Antero Midstream Corp.	102,629	1,513
*	Plug Power Inc.	446,296	1,040
*	ChargePoint Holdings Inc.	667,575	1,008
*	Fluence Energy Inc.	18,596	322
	Chesapeake Energy Corp.	1,948	160
	Permian Resources Corp. Class A	8,661	140
	Kinder Morgan Inc.	4,979	99
	Chord Energy Corp.	403	68
	Viper Energy Inc. Class A	1,439	54
	Civitas Resources Inc.	558	38
			816,906
Financials (10.4%)
*	Berkshire Hathaway Inc. Class B	905,736	368,453
	JPMorgan Chase & Co.	1,278,390	258,567
	Bank of America Corp.	3,458,810	137,557
	Wells Fargo & Co.	1,629,158	96,756
	Morgan Stanley	768,019	74,644
	S&P Global Inc.	141,683	63,191
	Goldman Sachs Group Inc.	129,923	58,767
	Progressive Corp.	274,121	56,938
	Citigroup Inc.	778,874	49,427
	Charles Schwab Corp.	634,994	46,793
	Marsh & McLennan Cos. Inc.	186,521	39,304
	Chubb Ltd.	149,686	38,182
	MSCI Inc. Class A	73,024	35,179
	Aon plc Class A	119,670	35,133
	Intercontinental Exchange Inc.	256,444	35,105
	Ameriprise Financial Inc.	78,004	33,323

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Moody's Corp.	77,041	32,429
*	Arch Capital Group Ltd.	310,995	31,376
	Brown & Brown Inc.	342,394	30,613
	BlackRock Inc.	35,714	28,118
	Aflac Inc.	299,701	26,766
	KKR & Co. Inc.	225,135	23,693
	Arthur J Gallagher & Co.	90,031	23,346
	Discover Financial Services	177,156	23,174
	American International Group Inc.	308,762	22,922
	Travelers Cos. Inc.	95,557	19,431
	Nasdaq Inc.	321,915	19,399
	W R Berkley Corp.	241,002	18,938
	PNC Financial Services Group Inc.	117,911	18,333
	Allstate Corp.	109,659	17,508
*	Coinbase Global Inc. Class A	77,163	17,148
	Prudential Financial Inc.	141,597	16,594
	Raymond James Financial Inc.	131,001	16,193
	US Bancorp	384,137	15,250
	First Citizens BancShares Inc. Class A	8,961	15,087
	CME Group Inc.	76,476	15,035
	Apollo Global Management Inc.	127,182	15,016
*	NU Holdings Ltd. Class A	1,137,713	14,665
	Blackstone Inc.	118,306	14,646
	Popular Inc.	155,247	13,729
	SLM Corp.	653,702	13,590
	Assurant Inc.	76,527	12,723
*	Markel Group Inc.	7,851	12,371
	Reinsurance Group of America Inc.	59,697	12,254
	Fifth Third Bancorp	318,540	11,624
	Broadridge Financial Solutions Inc.	57,911	11,408
	Truist Financial Corp.	290,873	11,300
	MetLife Inc.	158,443	11,121
	State Street Corp.	145,423	10,761
*	Robinhood Markets Inc. Class A	464,359	10,546
	East West Bancorp Inc.	136,204	9,974
	White Mountains Insurance Group Ltd.	5,344	9,712
	T. Rowe Price Group Inc.	83,845	9,668
	Commerce Bancshares Inc.	170,289	9,499
	Bank of New York Mellon Corp.	152,862	9,155
	Globe Life Inc.	104,117	8,567
	Principal Financial Group Inc.	108,851	8,539
	Willis Towers Watson plc	31,933	8,371
	SEI Investments Co.	122,836	7,946
	LPL Financial Holdings Inc.	28,120	7,854
	Loews Corp.	101,412	7,580
	Zions Bancorp NA	174,059	7,549
	Hartford Financial Services Group Inc.	73,034	7,343
	Voya Financial Inc.	98,610	7,016
	M&T Bank Corp.	46,128	6,982
	Interactive Brokers Group Inc. Class A	56,502	6,927
	Wintrust Financial Corp.	64,292	6,337
	Hanover Insurance Group Inc.	49,540	6,214
	KeyCorp	417,986	5,940
	Cullen/Frost Bankers Inc.	48,289	4,908
	RenaissanceRe Holdings Ltd.	21,453	4,795
	MGIC Investment Corp.	208,978	4,503
	Jefferies Financial Group Inc.	89,949	4,476
	BOK Financial Corp.	41,099	3,766
*	Credit Acceptance Corp.	7,249	3,731
	Pinnacle Financial Partners Inc.	36,898	2,953
	Morningstar Inc.	9,230	2,731
	First Horizon Corp.	150,015	2,366
	Everest Group Ltd.	5,782	2,203
	Cboe Global Markets Inc.	11,618	1,976
*	Brighthouse Financial Inc.	42,947	1,861
	Tradeweb Markets Inc. Class A	16,890	1,790
	Corebridge Financial Inc.	61,392	1,788
	Webster Financial Corp.	40,050	1,746
	Northern Trust Corp.	20,625	1,732
	Ally Financial Inc.	42,763	1,696

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Western Alliance Bancorp	25,427	1,597
	Affiliated Managers Group Inc.	10,087	1,576
	Fidelity National Financial Inc.	31,637	1,564
	FactSet Research Systems Inc.	3,758	1,534
	Primerica Inc.	6,278	1,485
	Assured Guaranty Ltd.	16,853	1,300
*	Rocket Cos. Inc. Class A	84,303	1,155
	Ryan Specialty Holdings Inc. Class A	9,335	541
	Ares Management Corp. Class A	1,664	222
	Erie Indemnity Co. Class A	585	212
	Kemper Corp.	3,509	208
	FNB Corp.	15,107	207
	Unum Group	3,849	197
	Evercore Inc. Class A	690	144
	Old Republic International Corp.	4,091	126
	Prosperity Bancshares Inc.	1,807	110
	Regions Financial Corp.	4,714	94
	Citizens Financial Group Inc.	2,522	91
	Cincinnati Financial Corp.	737	87
	Huntington Bancshares Inc.	6,402	84
	Stifel Financial Corp.	984	83
	Synovus Financial Corp.	2,077	83
	Axis Capital Holdings Ltd.	998	71
	Houlihan Lokey Inc. Class A	499	67
	Equitable Holdings Inc.	1,639	67
	Comerica Inc.	1,302	66
	First American Financial Corp.	1,183	64
	First Hawaiian Inc.	3,095	64
	Carlyle Group Inc.	1,604	64
	Invesco Ltd.	4,146	62
	RLI Corp.	398	56
	Franklin Resources Inc.	2,463	55
	Columbia Banking System Inc.	2,714	54
	Virtu Financial Inc. Class A	2,408	54
	Blue Owl Capital Inc. Class A	2,879	51
	Lincoln National Corp.	1,573	49
	XP Inc. Class A	2,799	49
	TPG Inc. Class A	1,172	49
	Janus Henderson Group plc	1,397	47
	Lazard Inc. Class A	1,125	43
	OneMain Holdings Inc.	863	42
	UWM Holdings Corp. Class A	5,630	39
	American Financial Group Inc.	280	34
	TFS Financial Corp.	2,506	32
	Rithm Capital Corp.	2,752	30
	Starwood Property Trust Inc.	1,576	30
	CNA Financial Corp.	624	29
	New York Community Bancorp Inc.	7,622	25
	AGNC Investment Corp.	2,469	24
	Annaly Capital Management Inc.	1,282	24
	Bank OZK	264	11
			2,248,672
Health Care (10.9%)
	Eli Lilly & Co.	366,304	331,644
	UnitedHealth Group Inc.	369,635	188,240
	Johnson & Johnson	916,040	133,888
	Merck & Co. Inc.	1,041,958	128,994
	AbbVie Inc.	638,835	109,573
	Thermo Fisher Scientific Inc.	156,040	86,290
	Amgen Inc.	236,922	74,026
	Abbott Laboratories	695,510	72,270
*	Intuitive Surgical Inc.	146,399	65,126
	Danaher Corp.	235,236	58,774
*	Boston Scientific Corp.	754,950	58,139
*	Regeneron Pharmaceuticals Inc.	55,092	57,903
*	Vertex Pharmaceuticals Inc.	121,677	57,032
	Elevance Health Inc.	102,188	55,372
	Cigna Group	155,413	51,375
	Stryker Corp.	140,564	47,827

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Zoetis Inc. Class A	246,244	42,689
	Pfizer Inc.	1,470,493	41,144
	Gilead Sciences Inc.	457,612	31,397
	Medtronic plc	374,239	29,456
	Becton Dickinson & Co.	125,769	29,394
	HCA Healthcare Inc.	86,742	27,868
	Agilent Technologies Inc.	202,469	26,246
	Humana Inc.	62,211	23,245
*	Biogen Inc.	98,561	22,848
*	Moderna Inc.	179,861	21,359
*	Edwards Lifesciences Corp.	204,163	18,859
*	Dexcom Inc.	147,899	16,769
*	Charles River Laboratories International Inc.	73,331	15,149
*	IDEXX Laboratories Inc.	30,361	14,792
	Cooper Cos. Inc.	165,992	14,491
*	IQVIA Holdings Inc.	67,846	14,345
	Labcorp Holdings Inc.	68,332	13,906
	GE HealthCare Technologies Inc.	177,397	13,823
	Cardinal Health Inc.	139,154	13,682
*	Alnylam Pharmaceuticals Inc.	55,289	13,435
	Bio-Techne Corp.	165,534	11,861
	Revvity Inc.	107,714	11,295
*	United Therapeutics Corp.	35,069	11,171
	Universal Health Services Inc. Class B	60,322	11,155
*	Centene Corp.	167,428	11,101
	Bruker Corp.	159,005	10,146
	Zimmer Biomet Holdings Inc.	92,457	10,034
*	Hologic Inc.	134,724	10,003
*	ICON plc	31,366	9,832
	Quest Diagnostics Inc.	71,179	9,743
*	Sarepta Therapeutics Inc.	59,861	9,458
*	Henry Schein Inc.	132,076	8,466
*	Incyte Corp.	132,550	8,035
	Teleflex Inc.	38,194	8,033
*	Exact Sciences Corp.	179,698	7,592
	Bristol-Myers Squibb Co.	177,688	7,379
*	Align Technology Inc.	29,816	7,199
*	Illumina Inc.	67,763	7,073
	STERIS plc	31,928	7,010
*	Tenet Healthcare Corp.	52,406	6,972
*	Insulet Corp.	34,469	6,956
*	Envista Holdings Corp.	417,270	6,939
*	Veeva Systems Inc. Class A	37,867	6,930
*	Jazz Pharmaceuticals plc	63,399	6,767
*	Acadia Healthcare Co. Inc.	88,547	5,980
	West Pharmaceutical Services Inc.	17,994	5,927
*	Natera Inc.	54,694	5,923
*	Catalent Inc.	104,068	5,852
*	DaVita Inc.	39,920	5,532
*	ICU Medical Inc.	39,411	4,680
*	Ultragenyx Pharmaceutical Inc.	110,610	4,546
*	Neurocrine Biosciences Inc.	32,932	4,534
*	Exelixis Inc.	192,821	4,333
*	Molina Healthcare Inc.	14,196	4,220
*	Ionis Pharmaceuticals Inc.	86,428	4,119
*	Penumbra Inc.	22,171	3,990
*	Teladoc Health Inc.	329,468	3,222
	Baxter International Inc.	90,807	3,038
*	BioMarin Pharmaceutical Inc.	36,774	3,028
*	Elanco Animal Health Inc.	193,600	2,794
*	Bio-Rad Laboratories Inc. Class A	9,605	2,623
*	Masimo Corp.	19,492	2,455
*	Intra-Cellular Therapies Inc.	33,562	2,299
*	Cerevel Therapeutics Holdings Inc.	55,710	2,278
	ResMed Inc.	11,502	2,202
*	Viking Therapeutics Inc.	40,035	2,122
	Encompass Health Corp.	24,560	2,107
*	Solventum Corp.	37,624	1,990
*	QIAGEN NV	43,103	1,771
*	Ginkgo Bioworks Holdings Inc. Class A	5,040,844	1,685

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Novocure Ltd.	94,682	1,622
	Chemed Corp.	2,987	1,621
*	Fortrea Holdings Inc.	68,185	1,591
*	Avantor Inc.	62,448	1,324
	Viatris Inc.	124,372	1,322
*	Roivant Sciences Ltd.	122,062	1,290
*	Tandem Diabetes Care Inc.	31,801	1,281
*	Zimvie Inc.	59,012	1,077
*	Globus Medical Inc. Class A	14,824	1,015
*	Doximity Inc. Class A	31,069	869
	Organon & Co.	40,949	848
*	10X Genomics Inc. Class A	42,440	825
*	Amedisys Inc.	7,632	701
*	Certara Inc.	46,347	642
*	Azenta Inc.	10,966	577
*	Integra LifeSciences Holdings Corp.	19,101	557
*	Medpace Holdings Inc.	1,250	515
*	agilon health Inc.	64,385	421
*	Inspire Medical Systems Inc.	2,134	286
	Perrigo Co. plc	10,842	278
*	Maravai LifeSciences Holdings Inc. Class A	26,977	193
*	Sotera Health Co.	15,442	183
*	GRAIL Inc.	11,294	174
	Royalty Pharma plc Class A	6,152	162
	DENTSPLY SIRONA Inc.	6,336	158
	Premier Inc. Class A	5,424	101
			2,345,403
Industrials (11.9%)
	Visa Inc. Class A	683,819	179,482
	Mastercard Inc. Class A	355,641	156,895
	General Electric Co.	454,373	72,232
	Accenture plc Class A	233,002	70,695
	RTX Corp.	608,271	61,064
	American Express Co.	261,186	60,478
	Union Pacific Corp.	255,331	57,771
	Caterpillar Inc.	169,239	56,374
	TransDigm Group Inc.	38,806	49,579
*	Fiserv Inc.	317,875	47,376
*	Boeing Co.	260,009	47,324
	Cintas Corp.	65,345	45,759
	Honeywell International Inc.	197,810	42,240
	Eaton Corp. plc	131,067	41,096
	Sherwin-Williams Co.	124,477	37,148
	Verisk Analytics Inc. Class A	132,798	35,796
	Old Dominion Freight Line Inc.	199,975	35,316
	Deere & Co.	88,793	33,176
	Parker-Hannifin Corp.	65,215	32,986
	FedEx Corp.	108,767	32,613
	General Dynamics Corp.	110,758	32,135
	Illinois Tool Works Inc.	134,085	31,773
	United Parcel Service Inc. Class B	231,625	31,698
	CSX Corp.	944,017	31,577
*	PayPal Holdings Inc.	542,647	31,490
*	Mettler-Toledo International Inc.	21,333	29,815
	Northrop Grumman Corp.	67,366	29,368
	Lockheed Martin Corp.	59,348	27,721
	Automatic Data Processing Inc.	116,121	27,717
	AMETEK Inc.	154,174	25,702
	Martin Marietta Materials Inc.	46,634	25,266
	Norfolk Southern Corp.	115,532	24,804
	Carlisle Cos. Inc.	56,288	22,808
	PACCAR Inc.	218,764	22,520
	Vulcan Materials Co.	88,165	21,925
*	GE Vernova Inc.	124,491	21,351
	Global Payments Inc.	215,019	20,792
	Lennox International Inc.	38,673	20,689
	WW Grainger Inc.	22,893	20,655
	Jacobs Solutions Inc.	141,305	19,742
	Carrier Global Corp.	311,701	19,662

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Eagle Materials Inc.	86,948	18,908
	Emerson Electric Co.	168,956	18,612
*	Waters Corp.	63,702	18,481
	Trane Technologies plc	54,540	17,940
	L3Harris Technologies Inc.	79,021	17,747
	Equifax Inc.	72,874	17,669
*	Keysight Technologies Inc.	127,923	17,493
	Owens Corning	100,183	17,404
	United Rentals Inc.	25,199	16,297
	Expeditors International of Washington Inc.	130,434	16,277
	Quanta Services Inc.	64,009	16,264
	IDEX Corp.	77,810	15,655
	3M Co.	148,881	15,214
	Otis Worldwide Corp.	156,938	15,107
	Cummins Inc.	51,132	14,160
	Capital One Financial Corp.	101,944	14,114
	BWX Technologies Inc.	145,448	13,818
	Landstar System Inc.	73,300	13,522
	Ball Corp.	218,006	13,085
	JB Hunt Transport Services Inc.	78,294	12,527
	Xylem Inc.	91,503	12,411
	Toro Co.	131,776	12,322
	Ingersoll Rand Inc.	134,346	12,204
*	Zebra Technologies Corp. Class A	39,207	12,112
	Textron Inc.	140,974	12,104
*	Fair Isaac Corp.	8,109	12,072
	Westinghouse Air Brake Technologies Corp.	74,148	11,719
	DuPont de Nemours Inc.	145,228	11,689
	Fortive Corp.	157,320	11,657
	Johnson Controls International plc	165,909	11,028
	Huntington Ingalls Industries Inc.	43,217	10,646
	Crown Holdings Inc.	142,565	10,605
	Fidelity National Information Services Inc.	136,373	10,277
	Howmet Aerospace Inc.	130,321	10,117
	Synchrony Financial	207,512	9,793
	Armstrong World Industries Inc.	81,116	9,186
	ITT Inc.	70,489	9,106
*	Teledyne Technologies Inc.	23,030	8,935
*	Axon Enterprise Inc.	30,078	8,850
	Oshkosh Corp.	80,617	8,723
	HEICO Corp.	37,956	8,487
	Graco Inc.	101,920	8,080
	Veralto Corp.	83,982	8,018
*	Builders FirstSource Inc.	56,603	7,834
	Jack Henry & Associates Inc.	45,517	7,557
	Dover Corp.	41,472	7,484
*	Corpay Inc.	27,925	7,440
	Donaldson Co. Inc.	103,900	7,435
*	Middleby Corp.	60,632	7,434
	EMCOR Group Inc.	19,985	7,296
	Valmont Industries Inc.	26,172	7,183
*	Trimble Inc.	115,806	6,476
	Dow Inc.	112,843	5,986
	Robert Half Inc.	93,505	5,982
*	XPO Inc.	52,138	5,534
	Genpact Ltd.	171,163	5,510
*	Saia Inc.	11,409	5,411
	Packaging Corp. of America	28,697	5,239
	Allison Transmission Holdings Inc.	65,885	5,001
	Paychex Inc.	41,466	4,916
	Tetra Tech Inc.	22,778	4,658
	PPG Industries Inc.	36,870	4,642
*	Generac Holdings Inc.	35,017	4,630
	Rockwell Automation Inc.	16,634	4,579
	Curtiss-Wright Corp.	16,669	4,517
	Woodward Inc.	25,770	4,494
	Flowserve Corp.	91,261	4,390
	Regal Rexnord Corp.	32,142	4,346
*	Axalta Coating Systems Ltd.	125,320	4,282
	Advanced Drainage Systems Inc.	26,133	4,191

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Mohawk Industries Inc.	36,377	4,132
	Sealed Air Corp.	117,946	4,103
	AECOM	44,437	3,917
	ManpowerGroup Inc.	54,223	3,785
	Hubbell Inc. Class B	10,205	3,730
*	ATI Inc.	66,390	3,681
	MSC Industrial Direct Co. Inc. Class A	43,097	3,418
*	MasTec Inc.	30,846	3,300
	CH Robinson Worldwide Inc.	37,121	3,271
*	Mercury Systems Inc.	120,743	3,259
*	FTI Consulting Inc.	14,497	3,125
	Crane Co.	21,193	3,073
	Graphic Packaging Holding Co.	113,767	2,982
*	WillScot Mobile Mini Holdings Corp.	78,741	2,964
	Nordson Corp.	12,544	2,909
*	Kirby Corp.	24,118	2,888
*	TopBuild Corp.	7,313	2,817
*	Affirm Holdings Inc. Class A	90,309	2,728
*	Euronet Worldwide Inc.	25,271	2,616
*	Trex Co. Inc.	34,315	2,543
	Vontier Corp.	66,372	2,535
*	WEX Inc.	14,146	2,506
*	Shift4 Payments Inc. Class A	32,912	2,414
	Berry Global Group Inc.	39,539	2,327
*	Spirit AeroSystems Holdings Inc. Class A	70,750	2,326
	Stanley Black & Decker Inc.	29,104	2,325
	Esab Corp.	23,645	2,233
*	Block Inc. Class A	34,567	2,229
	Acuity Brands Inc.	8,967	2,165
*	Knife River Corp.	30,281	2,124
	nVent Electric plc	26,538	2,033
	Silgan Holdings Inc.	46,193	1,955
	Pentair plc	24,782	1,900
	MDU Resources Group Inc.	74,719	1,875
	Lincoln Electric Holdings Inc.	9,358	1,765
	Booz Allen Hamilton Holding Corp. Class A	10,786	1,660
	Allegion plc	13,424	1,586
	Fortune Brands Innovations Inc.	24,122	1,566
	Westrock Co.	30,568	1,536
*	NCR Atleos Corp.	55,077	1,488
*	Gates Industrial Corp. plc	94,022	1,487
	A O Smith Corp.	17,216	1,408
	TransUnion	16,149	1,198
	WESCO International Inc.	7,323	1,161
	CRH plc	15,351	1,151
*	Core & Main Inc. Class A	18,276	894
*	AZEK Co. Inc. Class A	21,063	887
	Vestis Corp.	72,141	882
	RPM International Inc.	7,189	774
	Cognex Corp.	15,851	741
	Littelfuse Inc.	2,770	708
*	Atmus Filtration Technologies Inc.	20,178	581
	Brunswick Corp.	7,590	552
*	Hayward Holdings Inc.	42,620	524
*	Masterbrand Inc.	35,294	518
	HEICO Corp. Class A	2,666	473
	AptarGroup Inc.	3,262	459
*	RXO Inc.	16,846	441
	Air Lease Corp. Class A	9,020	429
	AAON Inc.	4,278	373
	Crane NXT Co.	3,918	241
*	Paylocity Holding Corp.	1,635	216
	Snap-on Inc.	812	212
	MSA Safety Inc.	1,108	208
	Knight-Swift Transportation Holdings Inc. Class A	4,070	203
	Masco Corp.	2,910	194
	Watsco Inc.	392	182
	Louisiana-Pacific Corp.	2,204	181
	Simpson Manufacturing Co. Inc.	1,007	170
	Ferguson plc	730	141

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Amcor plc	11,516	113
	MKS Instruments Inc.	857	112
	Sonoco Products Co.	1,940	98
*	API Group Corp.	2,497	94
	Comfort Systems USA Inc.	284	86
	ADT Inc.	9,733	74
	Schneider National Inc. Class B	3,007	73
*	Loar Holdings Inc.	1,350	72
	Ryder System Inc.	381	47
	AGCO Corp.	385	38
	Western Union Co.	2,910	36
	Ardagh Metal Packaging SA	8,725	30
*,1	GCI Liberty Inc.	58,613	—
			2,573,743
Real Estate (2.3%)
	Prologis Inc.	400,499	44,980
	American Tower Corp.	220,702	42,900
	Welltower Inc.	355,755	37,087
	Equinix Inc.	46,568	35,233
*	CBRE Group Inc. Class A	301,340	26,852
	AvalonBay Communities Inc.	102,812	21,271
	SBA Communications Corp. Class A	106,729	20,951
	Digital Realty Trust Inc.	118,744	18,055
	Public Storage	59,780	17,196
	Extra Space Storage Inc.	106,933	16,618
*	Howard Hughes Holdings Inc.	237,726	15,409
	Ventas Inc.	289,838	14,857
	Crown Castle Inc.	147,516	14,412
*	CoStar Group Inc.	173,645	12,874
	Simon Property Group Inc.	83,703	12,706
	American Homes 4 Rent Class A	341,378	12,686
	Equity LifeStyle Properties Inc.	191,794	12,492
*	Jones Lang LaSalle Inc.	54,657	11,220
	Equity Residential	145,906	10,117
	Invitation Homes Inc.	274,081	9,837
	Mid-America Apartment Communities Inc.	64,525	9,202
	Essex Property Trust Inc.	33,077	9,004
	Iron Mountain Inc.	99,326	8,902
	Vornado Realty Trust	234,375	6,162
	Lamar Advertising Co. Class A	51,079	6,105
	Realty Income Corp.	109,527	5,785
*	Zillow Group Inc. Class A	114,579	5,161
	Host Hotels & Resorts Inc.	286,093	5,144
*	Zillow Group Inc. Class C	108,338	5,026
	Alexandria Real Estate Equities Inc.	42,148	4,930
	Camden Property Trust	43,857	4,785
	Weyerhaeuser Co.	133,802	3,799
	Kimco Realty Corp.	192,983	3,755
	CubeSmart	81,339	3,674
	First Industrial Realty Trust Inc.	51,231	2,434
	Americold Realty Trust Inc.	56,244	1,436
	VICI Properties Inc. Class A	41,976	1,202
	Federal Realty Investment Trust	10,756	1,086
	EastGroup Properties Inc.	5,822	990
	NET Lease Office Properties	27,103	667
	Sun Communities Inc.	5,295	637
	Douglas Emmett Inc.	17,766	236
	UDR Inc.	4,199	173
	Regency Centers Corp.	2,420	151
	STAG Industrial Inc.	3,623	131
	Agree Realty Corp.	1,990	123
	Brixmor Property Group Inc.	5,264	122
	Cousins Properties Inc.	4,659	108
	NNN REIT Inc.	2,208	94
	Boston Properties Inc.	1,492	92
	Medical Properties Trust Inc.	20,784	90
	National Storage Affiliates Trust	2,183	90
	Kilroy Realty Corp.	2,695	84
	WP Carey Inc.	1,497	82

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Rayonier Inc.	2,688	78
	Healthcare Realty Trust Inc. Class A	4,658	77
	Healthpeak Properties Inc.	3,828	75
	Gaming & Leisure Properties Inc.	1,475	67
	Highwoods Properties Inc.	2,162	57
	EPR Properties	1,327	56
	Omega Healthcare Investors Inc.	1,604	55
	Park Hotels & Resorts Inc.	1,619	24
			499,704
Technology (36.1%)
	Microsoft Corp.	3,227,889	1,442,705
	Apple Inc.	6,342,805	1,335,922
	NVIDIA Corp.	10,180,283	1,257,672
	Meta Platforms Inc. Class A	954,232	481,143
	Alphabet Inc. Class A	2,544,544	463,489
	Alphabet Inc. Class C	2,225,018	408,113
	Broadcom Inc.	174,421	280,038
	Applied Materials Inc.	482,167	113,787
*	Advanced Micro Devices Inc.	670,577	108,774
*	Adobe Inc.	195,077	108,373
	Salesforce Inc.	384,082	98,747
	Oracle Corp.	660,028	93,196
	QUALCOMM Inc.	457,168	91,059
	Lam Research Corp.	84,619	90,107
*	Cadence Design Systems Inc.	268,196	82,537
	Intuit Inc.	123,658	81,269
*	Synopsys Inc.	126,768	75,435
	KLA Corp.	89,088	73,454
	Texas Instruments Inc.	357,565	69,557
*	ServiceNow Inc.	81,577	64,174
	Micron Technology Inc.	420,264	55,277
	International Business Machines Corp.	275,756	47,692
	Amphenol Corp. Class A	694,072	46,760
*	Palo Alto Networks Inc.	125,523	42,554
	Analog Devices Inc.	179,749	41,029
	Intel Corp.	1,082,206	33,516
*	Autodesk Inc.	134,420	33,262
	Teradyne Inc.	219,243	32,512
*	Crowdstrike Holdings Inc. Class A	82,319	31,544
	Roper Technologies Inc.	53,121	29,942
*	Fortinet Inc.	436,067	26,282
	Marvell Technology Inc.	318,961	22,295
*	Gartner Inc.	45,410	20,392
*	Palantir Technologies Inc. Class A	765,059	19,379
*	Western Digital Corp.	249,861	18,932
	Corning Inc.	452,422	17,577
	NetApp Inc.	135,818	17,493
*	VeriSign Inc.	98,187	17,458
	Cognizant Technology Solutions Corp. Class A	234,923	15,975
*	Super Micro Computer Inc.	19,322	15,831
	Hewlett Packard Enterprise Co.	718,246	15,205
*	DoorDash Inc. Class A	128,641	13,994
*	Arrow Electronics Inc.	109,345	13,204
	Monolithic Power Systems Inc.	15,712	12,910
*	Workday Inc. Class A	55,613	12,433
	Vertiv Holdings Co. Class A	142,642	12,349
*	ON Semiconductor Corp.	178,040	12,205
	HP Inc.	318,348	11,149
*	ANSYS Inc.	33,362	10,726
	Microchip Technology Inc.	110,247	10,088
	Dell Technologies Inc. Class C	72,881	10,051
*	Atlassian Corp. Class A	54,002	9,552
*	HubSpot Inc.	16,054	9,468
*	Pinterest Inc. Class A	213,998	9,431
*	PTC Inc.	51,897	9,428
*	Cloudflare Inc. Class A	113,000	9,360
	Dolby Laboratories Inc. Class A	117,670	9,323
*	GoDaddy Inc. Class A	65,117	9,097
*	Pure Storage Inc. Class A	138,390	8,886

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Manhattan Associates Inc.	34,067	8,404
*	Datadog Inc. Class A	63,928	8,291
*	MicroStrategy Inc. Class A	5,815	8,010
	SS&C Technologies Holdings Inc.	96,201	6,029
	Entegris Inc.	44,334	6,003
	Gen Digital Inc.	235,814	5,891
*	Maplebear Inc.	183,116	5,885
*	Dayforce Inc.	116,791	5,793
	Avnet Inc.	108,928	5,609
*	Akamai Technologies Inc.	60,518	5,451
*	Guidewire Software Inc.	39,213	5,407
*	Tyler Technologies Inc.	10,607	5,333
	Jabil Inc.	46,712	5,082
*	Toast Inc. Class A	182,236	4,696
*	EPAM Systems Inc.	23,965	4,508
*	AppLovin Corp. Class A	53,442	4,447
*	Qorvo Inc.	38,212	4,434
	CDW Corp.	19,227	4,304
*	Okta Inc. Class A	45,775	4,285
*	CACI International Inc. Class A	9,767	4,201
*	Five9 Inc.	94,975	4,188
*	Coherent Corp.	56,845	4,119
	Leidos Holdings Inc.	26,696	3,894
*	DXC Technology Co.	195,010	3,723
*	Dynatrace Inc.	80,921	3,620
*	Lattice Semiconductor Corp.	60,740	3,522
*	Match Group Inc.	107,370	3,262
*	Nutanix Inc. Class A	56,734	3,225
*	Confluent Inc. Class A	105,906	3,127
	Universal Display Corp.	14,177	2,981
*	Zscaler Inc.	15,486	2,976
*	Paycor HCM Inc.	219,175	2,784
*	IAC Inc.	56,316	2,638
*	Aspen Technology Inc.	12,499	2,483
*	DocuSign Inc. Class A	44,586	2,385
*	Globant SA	12,159	2,167
*	Teradata Corp.	60,055	2,075
*	Kyndryl Holdings Inc.	64,143	1,688
*	Dropbox Inc. Class A	69,642	1,565
*	NCR Voyix Corp.	122,302	1,510
*	IPG Photonics Corp.	17,522	1,479
	Science Applications International Corp.	11,778	1,384
*	Elastic NV	11,849	1,350
*	Wolfspeed Inc.	54,783	1,247
	Amdocs Ltd.	15,184	1,198
*	HashiCorp Inc. Class A	33,122	1,116
*	F5 Inc.	6,402	1,103
	Skyworks Solutions Inc.	8,611	918
*	SentinelOne Inc. Class A	42,692	899
*	Cirrus Logic Inc.	5,830	744
*	MongoDB Inc. Class A	2,965	741
*	Informatica Inc. Class A	23,601	729
*	nCino Inc.	23,175	729
*	Vimeo Inc.	181,184	676
	Bentley Systems Inc. Class B	11,078	547
*	Procore Technologies Inc.	6,205	411
*	Zoom Video Communications Inc. Class A	5,304	314
	Pegasystems Inc.	4,992	302
	Concentrix Corp.	3,875	245
	TD SYNNEX Corp.	1,946	225
*	Astera Labs Inc.	3,260	197
*	GLOBALFOUNDRIES Inc.	3,781	191
*	Smartsheet Inc. Class A	4,000	176
	Dun & Bradstreet Holdings Inc.	17,330	160
*	RingCentral Inc. Class A	5,294	149
*	Appfolio Inc. Class A	584	143
*	Parsons Corp.	1,599	131
*	CCC Intelligent Solutions Holdings Inc.	11,401	127
*	Allegro MicroSystems Inc.	3,219	91
	Amkor Technology Inc.	1,916	77

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	MACOM Technology Solutions Holdings Inc.	673	75
*	Onto Innovation Inc.	328	72
*	Snowflake Inc. Class A	246	33
			7,802,086
Telecommunications (1.8%)
	T-Mobile US Inc.	472,715	83,283
	Cisco Systems Inc.	1,579,260	75,031
	Comcast Corp. Class A	1,579,225	61,842
*	Arista Networks Inc.	103,441	36,254
	Motorola Solutions Inc.	82,587	31,883
	Verizon Communications Inc.	637,413	26,287
*	Liberty Global Ltd. Class C	1,108,485	19,786
	AT&T Inc.	930,038	17,773
	Juniper Networks Inc.	278,058	10,138
*	Charter Communications Inc. Class A	33,814	10,109
*	Frontier Communications Parent Inc.	221,452	5,798
*	Ciena Corp.	96,721	4,660
*	Liberty Broadband Corp. Class C	57,723	3,164
*	Lumentum Holdings Inc.	46,514	2,369
	Iridium Communications Inc.	36,716	977
*	Liberty Broadband Corp. Class A	6,984	381
	Ubiquiti Inc.	683	100
			389,835
Utilities (2.5%)
	NextEra Energy Inc.	1,002,500	70,987
	PG&E Corp.	3,508,683	61,262
	Waste Management Inc.	171,955	36,685
	Duke Energy Corp.	311,737	31,245
	Constellation Energy Corp.	143,210	28,681
	Southern Co.	344,342	26,711
	CenterPoint Energy Inc.	746,811	23,136
	Sempra	281,558	21,415
	American Water Works Co. Inc.	146,675	18,945
	WEC Energy Group Inc.	206,781	16,224
	Atmos Energy Corp.	133,378	15,559
	Exelon Corp.	386,434	13,374
	CMS Energy Corp.	220,175	13,107
	Public Service Enterprise Group Inc.	170,008	12,530
	Consolidated Edison Inc.	133,006	11,893
	American Electric Power Co. Inc.	130,646	11,463
	Edison International	142,980	10,267
	Eversource Energy	177,609	10,072
	AES Corp.	557,885	9,802
	DTE Energy Co.	85,074	9,444
	NiSource Inc.	290,045	8,356
	NRG Energy Inc.	100,306	7,810
	FirstEnergy Corp.	203,221	7,777
	Ameren Corp.	103,420	7,354
	Essential Utilities Inc.	192,058	7,170
	Republic Services Inc. Class A	33,179	6,448
	Dominion Energy Inc.	123,570	6,055
	Vistra Corp.	68,425	5,883
*	Clean Harbors Inc.	23,209	5,249
	Entergy Corp.	46,346	4,959
	Alliant Energy Corp.	90,260	4,594
	Xcel Energy Inc.	69,998	3,739
*	Stericycle Inc.	41,846	2,432
*	Sunrun Inc.	157,545	1,868
	Brookfield Renewable Corp. Class A	64,562	1,832
	UGI Corp.	47,796	1,095
	National Fuel Gas Co.	13,356	724
	PPL Corp.	8,316	230
	IDACORP Inc.	2,318	216
	Evergy Inc.	2,716	144
	Pinnacle West Capital Corp.	1,808	138
	Avangrid Inc.	3,279	116
	OGE Energy Corp.	2,704	97
	Hawaiian Electric Industries Inc.	7,549	68

Tax-Managed Capital Appreciation Fund
	Shares	Market Value• ($000)
Clearway Energy Inc. Class C	2,445	60
		537,216
Total Common Stocks (Cost $6,083,875)		21,568,245
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2] Vanguard Market Liquidity Fund, 5.380% (Cost $27,383)	273,928	27,390
Total Investments (100.0%) (Cost $6,111,258)		21,595,635
Other Assets and Liabilities—Net (0.0%)		9,871
Net Assets (100%)		21,605,506
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	133	36,718	(141)
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,083,875)	21,568,245
Affiliated Issuers (Cost $27,383)	27,390
Total Investments in Securities	21,595,635
Investment in Vanguard	617
Cash Collateral Pledged—Futures Contracts	1,622
Receivables for Investment Securities Sold	120
Receivables for Accrued Income	8,268
Receivables for Capital Shares Issued	3,920
Total Assets	21,610,182
Liabilities
Due to Custodian	431
Payables for Investment Securities Purchased	180
Payables for Capital Shares Redeemed	3,137
Payables to Vanguard	760
Variation Margin Payable—Futures Contracts	168
Total Liabilities	4,676
Net Assets	21,605,506
At June 30, 2024, net assets consisted of:

Paid-in Capital	6,838,866
Total Distributable Earnings (Loss)	14,766,640
Net Assets	21,605,506

Admiral Shares—Net Assets
Applicable to 66,013,615 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,498,486
Net Asset Value Per Share—Admiral Shares	$280.22

Institutional Shares—Net Assets
Applicable to 22,316,841 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,107,020
Net Asset Value Per Share—Institutional Shares	$139.22
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	120,758
Interest[2]	2,384
Total Income	123,142
Expenses
The Vanguard Group—Note B
Investment Advisory Services	179
Management and Administrative—Admiral Shares	7,275
Management and Administrative—Institutional Shares	823
Marketing and Distribution—Admiral Shares	297
Marketing and Distribution—Institutional Shares	23
Custodian Fees	9
Shareholders’ Reports—Admiral Shares	38
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	6
Other Expenses	7
Total Expenses	8,658
Net Investment Income	114,484
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(237,769)
Futures Contracts	17,323
Realized Net Gain (Loss)	(220,446)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,774,787
Futures Contracts	(3,834)
Change in Unrealized Appreciation (Depreciation)	2,770,953
Net Increase (Decrease) in Net Assets Resulting from Operations	2,664,991
1	Dividends are net of foreign withholding taxes of $35,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,242,000, ($5,000), and $11,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $41,926,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	114,484	234,538
Realized Net Gain (Loss)	(220,446)	126,857
Change in Unrealized Appreciation (Depreciation)	2,770,953	3,613,926
Net Increase (Decrease) in Net Assets Resulting from Operations	2,664,991	3,975,321
Distributions
Admiral Shares	(105,717)	(200,554)
Institutional Shares	(18,255)	(33,752)
Total Distributions	(123,972)	(234,306)
Capital Share Transactions
Admiral Shares	162,639	104,430
Institutional Shares	(3,312)	131,619
Net Increase (Decrease) from Capital Share Transactions	159,327	236,049
Total Increase (Decrease)	2,700,346	3,977,064
Net Assets
Beginning of Period	18,905,160	14,928,096
End of Period	21,605,506	18,905,160
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$247.12	$197.82	$247.92	$197.63	$165.93	$128.29
Investment Operations
Net Investment Income[1]	1.485	3.079	2.900	2.542	2.666	2.557
Net Realized and Unrealized Gain (Loss) on Investments	33.222	49.291	(50.089)	50.328	31.640	37.603
Total from Investment Operations	34.707	52.370	(47.189)	52.870	34.306	40.160
Distributions
Dividends from Net Investment Income	(1.607)	(3.070)	(2.911)	(2.580)	(2.606)	(2.520)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.607)	(3.070)	(2.911)	(2.580)	(2.606)	(2.520)
Net Asset Value, End of Period	$280.22	$247.12	$197.82	$247.92	$197.63	$165.93
Total Return[2]	14.06%	26.64%	-19.06%	26.87%	21.07%	31.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,498	$16,162	$12,846	$15,850	$12,543	$10,579
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.39%	1.37%	1.13%	1.60%	1.70%
Portfolio Turnover Rate[4]	8%	2%	2%	0%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$122.77	$98.28	$123.18	$98.19	$82.46	$63.75
Investment Operations
Net Investment Income[1]	.757	1.566	1.473	1.304	1.360	1.292
Net Realized and Unrealized Gain (Loss) on Investments	16.511	24.482	(24.895)	25.002	15.690	18.693
Total from Investment Operations	17.268	26.048	(23.422)	26.306	17.050	19.985
Distributions
Dividends from Net Investment Income	(.818)	(1.558)	(1.478)	(1.316)	(1.320)	(1.275)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.818)	(1.558)	(1.478)	(1.316)	(1.320)	(1.275)
Net Asset Value, End of Period	$139.22	$122.77	$98.28	$123.18	$98.19	$82.46
Total Return	14.08%	26.67%	-19.04%	26.91%	21.08%	31.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,107	$2,743	$2,082	$2,546	$1,627	$1,223
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.42%	1.40%	1.17%	1.63%	1.73%
Portfolio Turnover Rate[3]	8%	2%	2%	0%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Tax-Managed Capital Appreciation Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $617,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,568,245	—	—	21,568,245
Temporary Cash Investments	27,390	—	—	27,390
Total	21,595,635	—	—	21,595,635

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	141	—	—	141
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,111,294
Gross Unrealized Appreciation	15,503,842
Gross Unrealized Depreciation	(19,642)
Net Unrealized Appreciation (Depreciation)	15,484,200
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $491,810,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $2,042,167,000 of investment securities and sold $1,708,752,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $49,760,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $4,930,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Tax-Managed Capital Appreciation Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	517,772	1,967	1,021,525	4,581
Issued in Lieu of Cash Distributions	72,729	263	138,820	617
Redeemed	(427,862)	(1,620)	(1,055,915)	(4,731)
Net Increase (Decrease)—Admiral Shares	162,639	610	104,430	467
Institutional Shares
Issued	37,756	291	159,252	1,412
Issued in Lieu of Cash Distributions	9,719	71	16,533	148
Redeemed	(50,787)	(385)	(44,166)	(404)
Net Increase (Decrease)—Institutional Shares	(3,312)	(23)	131,619	1,156
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Communication Services (2.8%)
*	IAC Inc.	509,085	23,851
*	Madison Square Garden Sports Corp.	121,678	22,891
*	Yelp Inc. Class A	491,546	18,163
*	Cinemark Holdings Inc.	813,955	17,598
	Cogent Communications Holdings Inc.	307,574	17,359
*	EchoStar Corp. Class A	878,424	15,645
*	Cargurus Inc. Class A	571,942	14,985
	Telephone & Data Systems Inc.	718,376	14,892
*	TripAdvisor Inc.	829,682	14,777
	John Wiley & Sons Inc. Class A	306,494	12,474
	Cable One Inc.	33,166	11,741
*	Cars.com Inc.	477,676	9,410
*	Lumen Technologies Inc.	7,790,066	8,569
	Shutterstock Inc.	174,985	6,772
*	QuinStreet Inc.	400,113	6,638
	Scholastic Corp.	185,554	6,581
*	TechTarget Inc.	198,406	6,184
	Shenandoah Telecommunications Co.	365,748	5,973
*	Gogo Inc.	474,507	4,565
*	Thryv Holdings Inc.	237,447	4,231
*	Consolidated Communications Holdings Inc.	570,566	2,510
*	AMC Networks Inc. Class A	233,822	2,259
			248,068
Consumer Discretionary (14.2%)
*	Abercrombie & Fitch Co. Class A	375,659	66,807
	Meritage Homes Corp.	264,653	42,834
	Installed Building Products Inc.	171,055	35,183
*	Asbury Automotive Group Inc.	148,299	33,793
	VF Corp.	2,408,350	32,513
	Signet Jewelers Ltd.	325,419	29,151
*	Boot Barn Holdings Inc.	223,483	28,814
	Academy Sports & Outdoors Inc.	537,756	28,636
	Group 1 Automotive Inc.	96,305	28,630
	Advance Auto Parts Inc.	434,399	27,510
	American Eagle Outfitters Inc.	1,347,766	26,901
*	Tri Pointe Homes Inc.	691,406	25,755
*	M/I Homes Inc.	204,017	24,919
*	Shake Shack Inc. Class A	274,379	24,694
	Kontoor Brands Inc.	362,133	23,955
*	Brinker International Inc.	327,077	23,677
	Steven Madden Ltd.	502,767	21,267
*	Penn Entertainment Inc.	1,088,955	21,077
*	Stride Inc.	291,088	20,522
*	Cavco Industries Inc.	57,070	19,756
	LCI Industries	185,452	19,172
*	Frontdoor Inc.	566,854	19,154
*	Adtalem Global Education Inc.	274,035	18,692
*	Dorman Products Inc.	203,390	18,606
	Kohl's Corp.	790,880	18,182
	Newell Brands Inc.	2,783,479	17,842
	Strategic Education Inc.	159,787	17,682
*	Six Flags Entertainment Corp.	528,104	17,501
*	Urban Outfitters Inc.	416,928	17,115
	Century Communities Inc.	206,189	16,837
	Patrick Industries Inc.	153,454	16,657
*	Vista Outdoor Inc.	424,164	15,970
*	Topgolf Callaway Brands Corp.	1,030,089	15,760
	Foot Locker Inc.	628,566	15,664
*	Fox Factory Holding Corp.	303,249	14,614

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	LGI Homes Inc.	150,730	13,489
	Cheesecake Factory Inc.	341,628	13,423
*	Hanesbrands Inc.	2,685,811	13,241
*	Sonos Inc.	895,587	13,219
	Phinia Inc.	332,895	13,103
	Bloomin' Brands Inc.	630,152	12,118
	La-Z-Boy Inc.	310,751	11,585
	Winnebago Industries Inc.	213,286	11,560
	Dana Inc.	940,168	11,395
*	Gentherm Inc.	230,598	11,373
	Papa John's International Inc.	240,274	11,288
	Leggett & Platt Inc.	976,752	11,194
*	Green Brick Partners Inc.	194,980	11,161
	Oxford Industries Inc.	107,180	10,734
	Worthington Enterprises Inc.	222,913	10,550
*	Victoria's Secret & Co.	594,145	10,499
	Perdoceo Education Corp.	478,055	10,240
	Upbound Group Inc.	326,156	10,013
*	Dave & Buster's Entertainment Inc.	246,691	9,821
*	ODP Corp.	232,882	9,145
*	Sally Beauty Holdings Inc.	804,758	8,635
*	G-III Apparel Group Ltd.	312,270	8,453
	Caleres Inc.	241,049	8,099
	Buckle Inc.	215,651	7,966
	Wolverine World Wide Inc.	582,546	7,876
*	National Vision Holdings Inc.	600,368	7,859
*	Sabre Corp.	2,911,687	7,774
	Hibbett Inc.	86,690	7,560
	Jack in the Box Inc.	141,300	7,198
	Cracker Barrel Old Country Store Inc.	161,779	6,821
	Monarch Casino & Resort Inc.	95,578	6,512
*	American Axle & Manufacturing Holdings Inc.	911,507	6,371
*	BJ's Restaurants Inc.	178,296	6,187
*	Leslie's Inc.	1,415,733	5,932
*	XPEL Inc.	164,986	5,867
	Sonic Automotive Inc. Class A	107,517	5,856
	Sturm Ruger & Co. Inc.	126,863	5,284
	Monro Inc.	218,030	5,202
*	MarineMax Inc.	155,770	5,042
*	Mister Car Wash Inc.	698,831	4,976
	Golden Entertainment Inc.	158,223	4,922
	Shoe Carnival Inc.	130,591	4,818
	Ethan Allen Interiors Inc.	166,703	4,649
	Dine Brands Global Inc.	112,269	4,064
	Guess? Inc.	198,889	4,057
	Standard Motor Products Inc.	136,740	3,792
*	Chuy's Holdings Inc.	130,456	3,381
	Movado Group Inc.	112,609	2,799
	Haverty Furniture Cos. Inc.	97,167	2,457
	Designer Brands Inc. Class A	313,954	2,144
			1,247,546
Consumer Staples (3.4%)
*	Simply Good Foods Co.	663,014	23,955
	WD-40 Co.	98,760	21,692
	J & J Snack Foods Corp.	113,009	18,349
	Cal-Maine Foods Inc.	296,577	18,124
*	Grocery Outlet Holding Corp.	727,696	16,097
	Inter Parfums Inc.	130,680	15,163
	PriceSmart Inc.	183,341	14,887
	Edgewell Personal Care Co.	361,127	14,514
	Energizer Holdings Inc.	486,562	14,373
*	Central Garden & Pet Co. Class A	390,222	12,889
*	TreeHouse Foods Inc.	348,792	12,780
	Andersons Inc.	231,552	11,485
*	Chefs' Warehouse Inc.	270,864	10,593
	Vector Group Ltd.	975,114	10,307
	National Beverage Corp.	179,145	9,179
	Universal Corp.	179,076	8,630
	MGP Ingredients Inc.	113,898	8,474

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	WK Kellogg Co.	481,853	7,931
	John B Sanfilippo & Son Inc.	65,629	6,377
*	United Natural Foods Inc.	455,824	5,971
	Fresh Del Monte Produce Inc.	244,368	5,339
*	Hain Celestial Group Inc.	689,263	4,763
	SpartanNash Co.	251,234	4,713
	B&G Foods Inc.	576,080	4,655
	Tootsie Roll Industries Inc.	129,132	3,947
*	USANA Health Sciences Inc.	85,137	3,852
	Nu Skin Enterprises Inc. Class A	361,984	3,815
	Calavo Growers Inc.	129,718	2,945
*	Central Garden & Pet Co.	73,460	2,828
			298,627
Energy (5.2%)
	SM Energy Co.	838,196	36,235
*	Tidewater Inc.	353,704	33,676
	Magnolia Oil & Gas Corp. Class A	1,318,243	33,404
	Helmerich & Payne Inc.	719,345	25,997
	Cactus Inc. Class A	478,760	25,250
	California Resources Corp.	467,573	24,884
	Northern Oil & Gas Inc.	666,830	24,786
	Patterson-UTI Energy Inc.	2,253,744	23,349
	Liberty Energy Inc. Class A	1,105,031	23,084
	Archrock Inc.	1,002,163	20,264
*	CONSOL Energy Inc.	194,452	19,840
*	Oceaneering International Inc.	772,844	18,286
	Peabody Energy Corp.	769,969	17,032
*	Talos Energy Inc.	1,139,018	13,839
*	Helix Energy Solutions Group Inc.	1,087,000	12,979
	World Kinect Corp.	436,746	11,268
	Dorian LPG Ltd.	261,631	10,978
*	Par Pacific Holdings Inc.	388,377	9,807
*	US Silica Holdings Inc.	591,994	9,146
*	Vital Energy Inc.	190,284	8,529
*	Green Plains Inc.	493,089	7,820
	Comstock Resources Inc.	704,996	7,318
	Core Laboratories Inc.	341,716	6,933
*	Bristow Group Inc. Class A	184,224	6,177
	CVR Energy Inc.	212,407	5,686
*	ProPetro Holding Corp.	651,310	5,647
*	Nabors Industries Ltd.	77,299	5,501
*	REX American Resources Corp.	111,061	5,063
*	Dril-Quip Inc.	262,282	4,878
	RPC Inc.	615,355	3,846
			461,502
Financials (18.1%)
	Comerica Inc.	900,000	45,936
*	Mr Cooper Group Inc.	475,788	38,648
	Lincoln National Corp.	1,238,945	38,531
	Jackson Financial Inc. Class A	494,596	36,729
	Radian Group Inc.	1,097,207	34,123
	Moelis & Co. Class A	513,417	29,193
	Assured Guaranty Ltd.	376,725	29,064
	Piper Sandler Cos.	113,322	26,083
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	828,655	24,528
	Walker & Dunlop Inc.	245,697	24,127
	Ameris Bancorp	471,583	23,744
	BGC Group Inc. Class A	2,797,216	23,217
	ServisFirst Bancshares Inc.	357,464	22,588
	Fulton Financial Corp.	1,324,452	22,489
	United Community Banks Inc.	868,114	22,102
	First Bancorp	1,205,150	22,042
	Atlantic Union Bankshares Corp.	654,081	21,487
	Blackstone Mortgage Trust Inc. Class A	1,229,005	21,409
*	Axos Financial Inc.	369,440	21,114
	Artisan Partners Asset Management Inc. Class A	498,885	20,589
	WSFS Financial Corp.	437,875	20,580
	Cathay General Bancorp	530,543	20,012
*	NMI Holdings Inc. Class A	584,934	19,911

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	First Hawaiian Inc.	931,527	19,339
*	Genworth Financial Inc. Class A	3,189,652	19,266
	Arbor Realty Trust Inc.	1,293,327	18,559
	Community Financial System Inc.	384,513	18,153
	StepStone Group Inc. Class A	379,017	17,393
	PJT Partners Inc. Class A	160,763	17,348
	CVB Financial Corp.	966,635	16,665
	Bank of Hawaii Corp.	289,258	16,548
	Pacific Premier Bancorp Inc.	702,690	16,141
	Bread Financial Holdings Inc.	361,307	16,100
	Simmons First National Corp. Class A	914,354	16,074
	BankUnited Inc.	544,748	15,945
	Independent Bank Corp.	309,433	15,694
	EVERTEC Inc.	469,325	15,605
	First Financial Bancorp	695,564	15,455
*	Palomar Holdings Inc.	188,012	15,257
*	StoneX Group Inc.	198,716	14,965
	Park National Corp.	104,731	14,907
	Seacoast Banking Corp. of Florida	613,329	14,499
	Virtu Financial Inc. Class A	644,766	14,475
*	Bancorp Inc.	377,191	14,243
*	NCR Atleos Corp.	522,695	14,123
	WaFd Inc.	492,387	14,072
	Cohen & Steers Inc.	191,458	13,892
*	Triumph Financial Inc.	165,400	13,521
	Trustmark Corp.	445,976	13,397
	NBT Bancorp Inc.	343,554	13,261
	Banc of California Inc.	1,011,544	12,928
	OFG Bancorp	342,492	12,826
	Renasant Corp.	410,513	12,537
	Stewart Information Services Corp.	200,987	12,477
	Banner Corp.	251,026	12,461
*	Enova International Inc.	199,371	12,411
	Independent Bank Group Inc.	262,324	11,941
	Lakeland Financial Corp.	185,829	11,432
	City Holding Co.	107,567	11,429
	Virtus Investment Partners Inc.	48,810	11,024
	PROG Holdings Inc.	314,605	10,911
*	Donnelley Financial Solutions Inc.	182,371	10,873
*	Goosehead Insurance Inc. Class A	188,586	10,832
	National Bank Holdings Corp. Class A	275,617	10,763
	Northwest Bancshares Inc.	927,362	10,711
	Hilltop Holdings Inc.	337,661	10,562
	Provident Financial Services Inc.	729,611	10,470
	Pathward Financial Inc.	184,140	10,417
	Mercury General Corp.	193,671	10,292
*	Customers Bancorp Inc.	214,418	10,288
	First Commonwealth Financial Corp.	743,089	10,262
*	Payoneer Global Inc.	1,845,831	10,226
	FB Financial Corp.	256,788	10,022
	Horace Mann Educators Corp.	298,523	9,738
	First Bancorp (XNGS)	299,986	9,576
	Hope Bancorp Inc.	879,018	9,441
	Westamerica Bancorp	194,386	9,434
	S&T Bancorp Inc.	278,627	9,303
	BancFirst Corp.	105,754	9,275
	Apollo Commercial Real Estate Finance Inc.	898,588	8,797
	Navient Corp.	586,729	8,543
	Two Harbors Investment Corp.	640,714	8,464
*	SiriusPoint Ltd.	692,909	8,453
	Ready Capital Corp.	1,027,769	8,407
	Veritex Holdings Inc.	397,331	8,380
*	Trupanion Inc.	279,130	8,206
	PennyMac Mortgage Investment Trust	592,804	8,151
	Safety Insurance Group Inc.	108,118	8,112
	WisdomTree Inc.	813,212	8,059
	Stellar Bancorp Inc.	343,518	7,887
	Employers Holdings Inc.	184,697	7,874
*	Encore Capital Group Inc.	183,822	7,671
	Berkshire Hills Bancorp Inc.	309,757	7,062

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Preferred Bank	89,787	6,778
	AMERISAFE Inc.	139,370	6,117
*	PRA Group Inc.	306,597	6,028
	Redwood Trust Inc.	926,845	6,015
	Southside Bancshares Inc.	209,655	5,789
	Franklin BSP Realty Trust Inc.	447,423	5,638
	Brookline Bancorp Inc.	647,844	5,410
	Dime Community Bancshares Inc.	255,595	5,214
	Capitol Federal Financial Inc.	899,589	4,939
	HCI Group Inc.	53,439	4,925
*	ProAssurance Corp.	398,178	4,866
	Brightsphere Investment Group Inc.	214,575	4,757
	ARMOUR Residential REIT Inc.	243,597	4,721
*	EZCORP Inc. Class A	444,914	4,658
	Heritage Financial Corp.	252,836	4,559
*	Ambac Financial Group Inc.	353,058	4,526
	Tompkins Financial Corp.	91,320	4,466
	Central Pacific Financial Corp.	197,118	4,179
	Eagle Bancorp Inc.	220,028	4,159
	TrustCo Bank Corp.	138,656	3,989
	KKR Real Estate Finance Trust Inc.	424,330	3,840
	Hanmi Financial Corp.	220,062	3,679
	New York Mortgage Trust Inc.	579,736	3,386
	United Fire Group Inc.	154,856	3,328
	Ellington Financial Inc.	272,824	3,296
*	World Acceptance Corp.	26,551	3,281
*	Green Dot Corp. Class A	333,446	3,151
	B. Riley Financial Inc.	119,201	2,103
			1,589,868
Health Care (10.4%)
	Ensign Group Inc.	411,462	50,894
*	Glaukos Corp.	367,019	43,437
*	Merit Medical Systems Inc.	423,395	36,391
	Organon & Co.	1,750,000	36,225
*	Krystal Biotech Inc.	181,042	33,247
*	Alkermes plc	1,233,059	29,717
*	RadNet Inc.	484,531	28,549
*	Integer Holdings Corp.	244,135	28,268
	Select Medical Holdings Corp.	776,985	27,241
*	Prestige Consumer Healthcare Inc.	363,722	25,042
*	Corcept Therapeutics Inc.	673,532	21,883
*	Tandem Diabetes Care Inc.	470,653	18,963
*	Inari Medical Inc.	377,035	18,154
*	ICU Medical Inc.	149,139	17,710
*	STAAR Surgical Co.	357,930	17,041
*	CorVel Corp.	66,869	17,003
*	Vericel Corp.	366,185	16,801
*	Myriad Genetics Inc.	683,254	16,712
	CONMED Corp.	224,433	15,558
*	Fortrea Holdings Inc.	651,433	15,204
*	Addus HomeCare Corp.	129,207	15,002
*	AMN Healthcare Services Inc.	289,949	14,854
*	Integra LifeSciences Holdings Corp.	499,546	14,557
	Premier Inc. Class A	763,893	14,262
*	UFP Technologies Inc.	53,924	14,229
	Patterson Cos. Inc.	581,068	14,015
*	Privia Health Group Inc.	792,008	13,765
*	NeoGenomics Inc.	978,025	13,565
*	Catalyst Pharmaceuticals Inc.	862,435	13,359
*	Astrana Health Inc.	323,112	13,105
	LeMaitre Vascular Inc.	145,567	11,977
*	Amphastar Pharmaceuticals Inc.	286,716	11,469
*	Certara Inc.	827,819	11,465
*	Supernus Pharmaceuticals Inc.	422,061	11,290
*	Dynavax Technologies Corp.	991,789	11,138
	National HealthCare Corp.	98,766	10,706
*	Ligand Pharmaceuticals Inc.	125,758	10,596
*	Pacira BioSciences Inc.	356,312	10,194
	US Physical Therapy Inc.	109,814	10,149

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Omnicell Inc.	351,999	9,529
*	Xencor Inc.	470,756	8,911
*	Schrodinger Inc.	422,955	8,180
*	Collegium Pharmaceutical Inc.	247,898	7,982
*	Artivion Inc.	299,216	7,675
*	Harmony Biosciences Holdings Inc.	251,671	7,593
*	Owens & Minor Inc.	538,899	7,275
*	ANI Pharmaceuticals Inc.	113,437	7,224
*	Avanos Medical Inc.	362,016	7,211
*	Innoviva Inc.	432,734	7,097
*	Ironwood Pharmaceuticals Inc. Class A	1,054,190	6,873
*	Arcus Biosciences Inc.	414,762	6,317
*	AdaptHealth Corp. Class A	627,895	6,279
*	Vir Biotechnology Inc.	669,971	5,963
*	BioLife Solutions Inc.	273,052	5,852
	Simulations Plus Inc.	116,498	5,664
	Embecta Corp.	420,238	5,253
	HealthStream Inc.	174,938	4,881
*	Pediatrix Medical Group Inc.	635,532	4,798
*	Varex Imaging Corp.	311,523	4,589
*	Cytek Biosciences Inc.	759,233	4,237
*	REGENXBIO Inc.	330,205	3,863
*	Cross Country Healthcare Inc.	253,527	3,509
*	Enhabit Inc.	384,639	3,431
	Mesa Laboratories Inc.	37,341	3,240
*	Fulgent Genetics Inc.	154,610	3,033
	Phibro Animal Health Corp. Class A	148,210	2,486
*,1	OmniAb Inc. 12.5 Earnout	60,640	—
*,1	OmniAb Inc. 15 Earnout	60,640	—
			912,682
Industrials (17.3%)
*	SPX Technologies Inc.	339,870	48,309
	Robert Half Inc.	753,248	48,193
	Mueller Industries Inc.	827,766	47,133
*	Alaska Air Group Inc.	924,631	37,355
	Federal Signal Corp.	445,244	37,254
*	AeroVironment Inc.	203,711	37,108
	Armstrong World Industries Inc.	318,858	36,108
	Air Lease Corp. Class A	754,721	35,872
*	Dycom Industries Inc.	211,987	35,775
	Moog Inc. Class A	209,565	35,060
	Boise Cascade Co.	287,680	34,297
	Encore Wire Corp.	115,050	33,345
*	Verra Mobility Corp. Class A	1,213,429	33,005
	Matson Inc.	248,962	32,607
	Arcosa Inc.	354,008	29,528
	Franklin Electric Co. Inc.	288,777	27,815
	Korn Ferry	380,224	25,528
*	SkyWest Inc.	295,960	24,289
*	GMS Inc.	292,843	23,606
	ABM Industries Inc.	461,211	23,323
*	RXO Inc.	856,575	22,399
	Enpro Inc.	152,681	22,226
	John Bean Technologies Corp.	231,951	22,028
	Brady Corp. Class A	326,411	21,550
*	Resideo Technologies Inc.	1,064,007	20,812
	Hillenbrand Inc.	511,512	20,471
	Granite Construction Inc.	321,727	19,937
	ESCO Technologies Inc.	187,650	19,711
	Hub Group Inc. Class A	449,908	19,369
	Albany International Corp. Class A	227,361	19,201
*	Sunrun Inc.	1,615,208	19,156
	Rush Enterprises Inc. Class A	451,079	18,887
	UniFirst Corp.	109,802	18,834
	ArcBest Corp.	170,748	18,284
	Trinity Industries Inc.	596,362	17,843
*	AAR Corp.	241,291	17,542
	Griffon Corp.	270,823	17,295
	AZZ Inc.	216,441	16,720

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	MYR Group Inc.	122,162	16,579
	Werner Enterprises Inc.	462,115	16,558
*	JetBlue Airways Corp.	2,570,397	15,654
*	Gibraltar Industries Inc.	228,257	15,647
	HNI Corp.	344,688	15,518
	Barnes Group Inc.	369,479	15,300
	Enerpac Tool Group Corp. Class A	395,330	15,094
*	Masterbrand Inc.	955,679	14,029
*	GEO Group Inc.	971,296	13,948
	Standex International Corp.	86,376	13,920
	MillerKnoll Inc.	522,062	13,829
*	OPENLANE Inc.	828,799	13,750
	Tennant Co.	138,173	13,602
	Kennametal Inc.	573,298	13,495
	Alamo Group Inc.	75,539	13,068
*	Hayward Holdings Inc.	967,409	11,899
	Vestis Corp.	957,877	11,715
*	CoreCivic Inc.	871,671	11,314
	Greenbrier Cos. Inc.	226,868	11,241
*	DNOW Inc.	810,002	11,121
*	Mercury Systems Inc.	403,713	10,896
	Apogee Enterprises Inc.	161,275	10,134
	Lindsay Corp.	80,438	9,884
*	American Woodmark Corp.	122,966	9,665
	Powell Industries Inc.	67,263	9,646
*	NV5 Global Inc.	98,477	9,155
*	Triumph Group Inc.	589,780	9,089
	CSG Systems International Inc.	207,237	8,532
	Marten Transport Ltd.	421,020	7,768
	Deluxe Corp.	321,026	7,210
	Wabash National Corp.	328,108	7,166
	Quanex Building Products Corp.	241,310	6,672
	Interface Inc. Class A	424,484	6,231
*	Proto Labs Inc.	197,855	6,112
*	Healthcare Services Group Inc.	566,632	5,995
	Pitney Bowes Inc.	1,134,129	5,761
*	Vicor Corp.	173,151	5,742
	Matthews International Corp. Class A	223,802	5,606
*	Viad Corp.	160,506	5,457
	Allegiant Travel Co.	105,321	5,290
*	Enviri Corp.	612,549	5,286
	Kelly Services Inc. Class A	234,681	5,025
	Astec Industries Inc.	165,909	4,921
	Heidrick & Struggles International Inc.	147,557	4,660
*	DXP Enterprises Inc.	99,618	4,567
	Forward Air Corp.	239,234	4,555
	Insteel Industries Inc.	141,936	4,394
	Heartland Express Inc.	334,188	4,121
*	Sun Country Airlines Holdings Inc.	299,059	3,756
*	Hertz Global Holdings Inc.	958,279	3,383
*	Liquidity Services Inc.	160,479	3,206
*	3D Systems Corp.	1,041,448	3,197
*	Titan International Inc.	389,397	2,885
	National Presto Industries Inc.	38,297	2,877
*	SunPower Corp.	659,248	1,951
			1,525,851
Information Technology (12.8%)
*	Fabrinet	265,722	65,046
*	SPS Commerce Inc.	269,836	50,772
*	Insight Enterprises Inc.	203,437	40,354
	Badger Meter Inc.	214,182	39,913
*	Marathon Digital Holdings Inc.	1,988,971	39,481
*	FormFactor Inc.	567,342	34,341
*	Axcelis Technologies Inc.	239,172	34,008
*	Itron Inc.	334,232	33,076
*	ACI Worldwide Inc.	768,310	30,417
	Advanced Energy Industries Inc.	272,828	29,673
*	Box Inc. Class A	1,051,837	27,811
*	Sanmina Corp.	407,676	27,008

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	DXC Technology Co.	1,303,687	24,887
*	Diodes Inc.	336,041	24,171
*	Alarm.com Holdings Inc.	377,803	24,006
*	Envestnet Inc.	365,421	22,872
	InterDigital Inc.	183,881	21,433
*	Plexus Corp.	201,349	20,775
*	DoubleVerify Holdings Inc.	1,026,480	19,985
	Kulicke & Soffa Industries Inc.	404,069	19,876
*	Perficient Inc.	258,483	19,332
*	Veeco Instruments Inc.	412,653	19,275
*	BlackLine Inc.	373,868	18,114
	Progress Software Corp.	314,911	17,087
*	Ultra Clean Holdings Inc.	338,087	16,566
*	OSI Systems Inc.	118,963	16,360
*	Agilysys Inc.	154,823	16,123
*	SiTime Corp.	128,321	15,961
*	LiveRamp Holdings Inc.	507,820	15,712
*	Calix Inc.	424,947	15,056
*	Rogers Corp.	122,349	14,756
*	ePlus Inc.	200,179	14,749
*	TTM Technologies Inc.	741,624	14,410
*	Semtech Corp.	470,442	14,057
*	DigitalOcean Holdings Inc.	391,616	13,609
*	Extreme Networks Inc.	995,245	13,386
*	NCR Voyix Corp.	1,029,240	12,711
*	Knowles Corp.	688,058	11,876
*	Cohu Inc.	357,809	11,843
*	Viavi Solutions Inc.	1,716,708	11,794
*	Photronics Inc.	471,990	11,644
*	MaxLinear Inc. Class A	577,861	11,638
	CTS Corp.	222,750	11,278
*	SolarEdge Technologies Inc.	417,503	10,546
	Benchmark Electronics Inc.	262,661	10,365
*	Harmonic Inc.	862,478	10,151
*	NetScout Systems Inc.	549,135	10,044
	Xerox Holdings Corp.	832,588	9,675
*	Arlo Technologies Inc.	726,074	9,468
*	Ichor Holdings Ltd.	243,881	9,402
*	SMART Global Holdings Inc.	397,682	9,095
	Adeia Inc.	790,664	8,844
*	Sprinklr Inc. Class A	907,337	8,729
*	ScanSource Inc.	191,069	8,466
*	PDF Solutions Inc.	225,060	8,188
*	N-able Inc.	511,517	7,790
*	Viasat Inc.	581,721	7,388
	A10 Networks Inc.	509,972	7,063
*	Alpha & Omega Semiconductor Ltd.	179,536	6,709
*	Digi International Inc.	278,193	6,379
	PC Connection Inc.	82,600	5,303
*	Corsair Gaming Inc.	331,879	3,664
*	CEVA Inc.	184,445	3,558
			1,128,069
Materials (5.7%)
*	ATI Inc.	914,836	50,728
	Carpenter Technology Corp.	361,481	39,611
	Sealed Air Corp.	1,061,053	36,914
	Balchem Corp.	236,253	36,371
	HB Fuller Co.	397,057	30,557
	Warrior Met Coal Inc.	381,102	23,922
	Alpha Metallurgical Resources Inc.	84,353	23,664
	Sensient Technologies Corp.	308,698	22,902
	Innospec Inc.	181,680	22,454
	Arch Resources Inc.	132,006	20,095
	Minerals Technologies Inc.	234,989	19,542
	Sylvamo Corp.	254,741	17,475
	Quaker Chemical Corp.	100,936	17,129
	Materion Corp.	151,058	16,334
*	O-I Glass Inc.	1,193,436	13,283
	Stepan Co.	155,581	13,063

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Hawkins Inc.	138,671	12,619
*	Ingevity Corp.	260,495	11,386
	Kaiser Aluminum Corp.	116,017	10,198
	Worthington Steel Inc.	223,942	7,471
	Mativ Holdings Inc.	395,859	6,714
*	Century Aluminum Co.	397,038	6,650
*	Clearwater Paper Corp.	127,089	6,160
	SunCoke Energy Inc.	612,665	6,004
*	Metallus Inc.	294,695	5,973
	Koppers Holdings Inc.	154,488	5,715
	Haynes International Inc.	92,531	5,432
	AdvanSix Inc.	195,431	4,479
	Myers Industries Inc.	270,962	3,625
	Olympic Steel Inc.	71,393	3,201
	Mercer International Inc.	321,291	2,744
	Compass Minerals International Inc.	246,980	2,551
			504,966
Real Estate (7.1%)
	Essential Properties Realty Trust Inc.	1,277,291	35,394
	Phillips Edison & Co. Inc.	891,806	29,171
	SL Green Realty Corp.	472,233	26,747
	CareTrust REIT Inc.	1,035,141	25,982
	Macerich Co.	1,572,112	24,273
	Apple Hospitality REIT Inc.	1,632,709	23,740
	Innovative Industrial Properties Inc.	206,422	22,545
	Tanger Inc.	796,803	21,601
	LXP Industrial Trust	2,144,448	19,557
	SITE Centers Corp.	1,313,022	19,039
	Highwoods Properties Inc.	684,513	17,982
	Medical Properties Trust Inc.	3,900,000	16,809
	Four Corners Property Trust Inc.	670,201	16,534
	Douglas Emmett Inc.	1,219,651	16,234
	Urban Edge Properties	865,716	15,990
	Sunstone Hotel Investors Inc.	1,484,029	15,523
*	Cushman & Wakefield plc	1,464,370	15,229
	Outfront Media Inc.	1,063,711	15,211
	St. Joe Co.	259,550	14,197
	Acadia Realty Trust	751,827	13,473
	DiamondRock Hospitality Co.	1,530,623	12,934
	Pebblebrook Hotel Trust	878,069	12,073
	Retail Opportunity Investments Corp.	928,667	11,543
	LTC Properties Inc.	317,750	10,962
	Xenia Hotels & Resorts Inc.	742,981	10,647
	Elme Communities	641,231	10,215
	Getty Realty Corp.	357,786	9,539
	JBG SMITH Properties	609,455	9,282
	Easterly Government Properties Inc. Class A	730,450	9,036
	Alexander & Baldwin Inc.	528,883	8,970
	Veris Residential Inc.	586,559	8,798
	Global Net Lease Inc.	1,186,959	8,724
	Kennedy-Wilson Holdings Inc.	851,800	8,279
	American Assets Trust Inc.	354,970	7,944
	Centerspace	108,659	7,349
	NexPoint Residential Trust Inc.	166,498	6,578
	eXp World Holdings Inc.	564,131	6,366
	Safehold Inc.	327,916	6,326
	Service Properties Trust	1,126,051	5,788
	Marcus & Millichap Inc.	174,640	5,505
	Armada Hoffler Properties Inc.	488,745	5,420
	Uniti Group Inc.	1,750,669	5,112
	Summit Hotel Properties Inc.	788,428	4,723
	Whitestone REIT	345,874	4,604
	Hudson Pacific Properties Inc.	924,457	4,447
	Community Healthcare Trust Inc.	178,356	4,172
	Brandywine Realty Trust	816,862	3,660
	Universal Health Realty Income Trust	92,674	3,627
	Saul Centers Inc.	94,356	3,469
			621,323

Tax-Managed Small-Cap Fund
	Shares	Market Value• ($000)
Utilities (2.0%)
Otter Tail Corp.	304,675	26,686
California Water Service Group	420,808	20,405
Avista Corp.	569,685	19,717
MGE Energy Inc.	263,570	19,694
American States Water Co.	271,245	19,684
Chesapeake Utilities Corp.	162,256	17,232
Clearway Energy Inc. Class C	562,799	13,895
SJW Group	213,722	11,588
Northwest Natural Holding Co.	277,069	10,005
Middlesex Water Co.	129,906	6,789
Clearway Energy Inc. Class A	279,909	6,343
Unitil Corp.	117,798	6,101
		178,139
Total Common Stocks (Cost $6,161,030)		8,716,641
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2] Vanguard Market Liquidity Fund, 5.380% (Cost $88,273)	882,836	88,275
Total Investments (100.0%) (Cost $6,249,303)		8,804,916
Other Assets and Liabilities—Net (0.0%)		(1,430)
Net Assets (100%)		8,803,486
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	862	89,002	510
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,161,030)	8,716,641
Affiliated Issuers (Cost $88,273)	88,275
Total Investments in Securities	8,804,916
Investment in Vanguard	265
Cash	203
Cash Collateral Pledged—Futures Contracts	6,330
Receivables for Accrued Income	9,794
Receivables for Capital Shares Issued	1,051
Variation Margin Receivable—Futures Contracts	239
Total Assets	8,822,798
Liabilities
Payables for Investment Securities Purchased	942
Payables for Capital Shares Redeemed	4,670
Payables for Distributions	13,390
Payables to Vanguard	310
Total Liabilities	19,312
Net Assets	8,803,486
At June 30, 2024, net assets consisted of:

Paid-in Capital	6,820,957
Total Distributable Earnings (Loss)	1,982,529
Net Assets	8,803,486

Admiral Shares—Net Assets
Applicable to 91,401,537 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,908,446
Net Asset Value Per Share—Admiral Shares	$86.52

Institutional Shares—Net Assets
Applicable to 10,321,072 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	895,040
Net Asset Value Per Share—Institutional Shares	$86.72
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	64,644
Interest[2]	820
Total Income	65,464
Expenses
The Vanguard Group—Note B
Investment Advisory Services	78
Management and Administrative—Admiral Shares	3,212
Management and Administrative—Institutional Shares	248
Marketing and Distribution—Admiral Shares	190
Marketing and Distribution—Institutional Shares	9
Custodian Fees	21
Shareholders’ Reports—Admiral Shares	39
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	3
Other Expenses	7
Total Expenses	3,809
Net Investment Income	61,655
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	311,786
Futures Contracts	547
Realized Net Gain (Loss)	312,333
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(442,361)
Futures Contracts	(368)
Change in Unrealized Appreciation (Depreciation)	(442,729)
Net Increase (Decrease) in Net Assets Resulting from Operations	(68,741)
1	Dividends are net of foreign withholding taxes of $93,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $760,000, $5,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $308,711,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	61,655	134,814
Realized Net Gain (Loss)	312,333	334,685
Change in Unrealized Appreciation (Depreciation)	(442,729)	776,010
Net Increase (Decrease) in Net Assets Resulting from Operations	(68,741)	1,245,509
Distributions
Admiral Shares	(63,381)	(121,201)
Institutional Shares	(7,326)	(13,525)
Total Distributions	(70,707)	(134,726)
Capital Share Transactions
Admiral Shares	(14,552)	(96,319)
Institutional Shares	(18,758)	59,585
Net Increase (Decrease) from Capital Share Transactions	(33,310)	(36,734)
Total Increase (Decrease)	(172,758)	1,074,049
Net Assets
Beginning of Period	8,976,244	7,902,195
End of Period	8,803,486	8,976,244
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$87.91	$77.06	$93.29	$74.30	$67.84	$55.70
Investment Operations
Net Investment Income[1]	.604	1.311	1.153	1.090	.819	.772
Net Realized and Unrealized Gain (Loss) on Investments	(1.298)	10.854	(16.221)	18.985	6.451	12.146
Total from Investment Operations	(.694)	12.165	(15.068)	20.075	7.270	12.918
Distributions
Dividends from Net Investment Income	(.696)	(1.315)	(1.162)	(1.085)	(.810)	(.778)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.696)	(1.315)	(1.162)	(1.085)	(.810)	(.778)
Net Asset Value, End of Period	$86.52	$87.91	$77.06	$93.29	$74.30	$67.84
Total Return[2]	-0.79%	15.95%	-16.14%	27.08%	11.05%	23.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,908	$8,048	$7,150	$8,631	$6,689	$6,506
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.53%	1.64%	1.41%	1.22%	1.39%	1.23%
Portfolio Turnover Rate[4]	6%	20%	10%	9%	31%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$88.11	$77.23	$93.50	$74.47	$67.99	$55.83
Investment Operations
Net Investment Income[1]	.619	1.346	1.180	1.126	.844	.794
Net Realized and Unrealized Gain (Loss) on Investments	(1.299)	10.876	(16.261)	19.019	6.466	12.164
Total from Investment Operations	(.680)	12.222	(15.081)	20.145	7.310	12.958
Distributions
Dividends from Net Investment Income	(.710)	(1.342)	(1.189)	(1.115)	(.830)	(.798)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.710)	(1.342)	(1.189)	(1.115)	(.830)	(.798)
Net Asset Value, End of Period	$86.72	$88.11	$77.23	$93.50	$74.47	$67.99
Total Return	-0.77%	15.99%	-16.12%	27.11%	11.10%	23.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$895	$928	$752	$889	$646	$593
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.56%	1.68%	1.44%	1.26%	1.42%	1.26%
Portfolio Turnover Rate[3]	6%	20%	10%	9%	31%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Tax-Managed Small-Cap Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $265,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,716,641	—	—	8,716,641
Temporary Cash Investments	88,275	—	—	88,275
Total	8,804,916	—	—	8,804,916

Derivative Financial Instruments
Assets
Futures Contracts[1]	510	—	—	510
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,252,750
Gross Unrealized Appreciation	3,259,876
Gross Unrealized Depreciation	(707,200)
Net Unrealized Appreciation (Depreciation)	2,552,676
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $872,816,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $849,566,000 of investment securities and sold $546,026,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $391,704,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $151,896,000 and sales were $32,793,000, resulting in net realized loss of $3,497,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Tax-Managed Small-Cap Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	645,641	7,504	1,070,519	13,342
Issued in Lieu of Cash Distributions	43,097	496	83,991	1,039
Redeemed	(703,290)	(8,149)	(1,250,829)	(15,618)
Net Increase (Decrease)—Admiral Shares	(14,552)	(149)	(96,319)	(1,237)
Institutional Shares
Issued	41,196	477	92,320	1,198
Issued in Lieu of Cash Distributions	4,118	47	7,645	94
Redeemed	(64,072)	(733)	(40,380)	(504)
Net Increase (Decrease)—Institutional Shares	(18,758)	(209)	59,585	788
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q1032 082024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Tax-Managed Funds

The board of trustees of Vanguard Tax-Managed Balanced Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board of trustees of Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund has also renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 21, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.